                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                 811-7734

Exact name of registrant as specified in charter:   Hallmark Equity Series Trust

Address of principal executive offices:             1250 Broadway
                                                    New York, NY 10001-3701

Name and address of agent for service:              Edmund P. Bergan
                                                    1250 Broadway
                                                    New York, NY 10001-3701

Registrant's telephone number, including area code: 212-401-5500

Date of fiscal year end:                            March 31

Date of reporting period:                           March 31, 2006

ITEM 1.    ANNUAL REPORTS TO SHAREHOLDERS

[HALLMARK FUNDS(SM) A RESERVE MANAGEMENT AFFILIATE LOGO]

ANNUAL REPORT

HALLMARK EQUITY SERIES TRUST

HALLMARK CAPITAL APPRECIATION FUND

HALLMARK INFORMED INVESTORS GROWTH FUND

HALLMARK INTERNATIONAL EQUITY FUND

HALLMARK INTERNATIONAL SMALL-CAP FUND

HALLMARK LARGE-CAP GROWTH FUND

HALLMARK MID-CAP GROWTH FUND

HALLMARK SMALL-CAP GROWTH FUND

HALLMARK STRATEGIC GROWTH FUND

MARCH 31, 2006

[CHART]

                   HALLMARK CAPITAL APPRECIATION FUND-CLASS R

                CAPITAL APPRECIATION CLASS R RETURN     S&P 500 RETURN
 3/31/1996                 $  10,000.00                  $  10,000.00
 4/30/1996                 $  10,617.10                  $  10,134.31
 5/31/1996                 $  11,085.50                  $  10,365.92
 6/30/1996                 $  11,033.46                  $  10,389.31
 7/31/1996                 $  10,193.31                  $   9,914.02
 8/31/1996                 $  10,572.49                  $  10,100.54
 9/30/1996                 $  10,907.06                  $  10,647.71
10/31/1996                 $  10,676.58                  $  10,925.95
11/30/1996                 $  10,973.98                  $  11,727.65
12/31/1996                 $  10,733.34                  $  11,475.45
 1/31/1997                 $  11,494.62                  $  12,179.09
 2/28/1997                 $  10,936.85                  $  12,251.28
 3/31/1997                 $  10,469.53                  $  11,729.20
 4/30/1997                 $  10,884.09                  $  12,414.25
 5/31/1997                 $  11,652.91                  $  13,141.44
 6/30/1997                 $  12,097.62                  $  13,712.47
 7/31/1997                 $  13,167.94                  $  14,783.73
 8/31/1997                 $  12,708.15                  $  13,934.47
 9/30/1997                 $  13,296.08                  $  14,675.14
10/31/1997                 $  12,964.43                  $  14,169.17
11/30/1997                 $  12,904.13                  $  14,800.93
12/31/1997                 $  13,468.03                  $  15,033.77
 1/31/1998                 $  13,357.10                  $  15,186.37
 2/28/1998                 $  14,050.38                  $  16,256.24
 3/31/1998                 $  14,725.17                  $  17,068.16
 4/30/1998                 $  14,771.38                  $  17,223.08
 5/31/1998                 $  13,948.70                  $  16,898.84
 6/30/1998                 $  14,882.31                  $  17,565.30
 7/31/1998                 $  15,298.27                  $  17,361.27
 8/31/1998                 $  12,719.29                  $  14,830.05
 9/30/1998                 $  14,068.86                  $  15,755.38
10/31/1998                 $  14,919.28                  $  17,020.45
11/30/1998                 $  15,991.55                  $  18,026.80
12/31/1998                 $  18,400.35                  $  19,043.07
 1/31/1999                 $  19,970.52                  $  19,824.01
 2/28/1999                 $  19,048.05                  $  19,184.04
 3/31/1999                 $  21,344.41                  $  19,928.27
 4/30/1999                 $  21,903.78                  $  20,684.43
 5/31/1999                 $  20,402.31                  $  20,167.93
 6/30/1999                 $  22,050.98                  $  21,265.84
 7/31/1999                 $  21,079.45                  $  20,584.35
 8/31/1999                 $  21,167.77                  $  20,455.62
 9/30/1999                 $  21,511.24                  $  19,871.57
10/31/1999                 $  23,483.76                  $  21,114.33
11/30/1999                 $  25,024.48                  $  21,516.81
12/31/1999                 $  29,085.74                  $  22,761.43
 1/31/2000                 $  27,694.53                  $  21,602.79
 2/29/2000                 $  28,920.68                  $  21,168.40
 3/31/2000                 $  31,184.34                  $  23,215.80
 4/30/2000                 $  28,472.66                  $  22,500.85
 5/31/2000                 $  25,336.54                  $  22,007.75
 6/30/2000                 $  28,307.60                  $  22,534.47
 7/31/2000                 $  28,378.34                  $  22,166.23
 8/31/2000                 $  31,408.35                  $  23,511.70
 9/30/2000                 $  29,038.58                  $  22,254.22
10/31/2000                 $  26,881.02                  $  22,144.07
11/30/2000                 $  21,823.15                  $  20,371.03
12/31/2000                 $  22,058.41                  $  20,453.60
 1/31/2001                 $  23,693.89                  $  21,162.04
 2/28/2001                 $  18,732.47                  $  19,208.99
 3/31/2001                 $  16,079.96                  $  17,975.68
 4/30/2001                 $  17,811.65                  $  19,356.47
 5/31/2001                 $  17,393.79                  $  19,455.00
 6/30/2001                 $  17,000.08                  $  18,968.55
 7/31/2001                 $  15,818.93                  $  18,764.21
 8/31/2001                 $  13,976.90                  $  17,561.27
 9/30/2001                 $  11,713.04                  $  16,126.10
10/31/2001                 $  12,500.47                  $  16,417.97
11/30/2001                 $  14,314.37                  $  17,652.21
12/31/2001                 $  14,324.81                  $  17,785.90
 1/31/2002                 $  14,135.76                  $  17,508.91
 2/28/2002                 $  13,219.55                  $  17,145.31
 3/31/2002                 $  14,193.93                  $  17,775.21
 4/30/2002                 $  13,030.49                  $  16,683.50
 5/31/2002                 $  12,259.71                  $  16,531.99
 6/30/2002                 $  11,009.02                  $  15,334.16
 7/31/2002                 $  10,121.90                  $  14,122.70
 8/31/2002                 $   9,991.01                  $  14,191.63
 9/30/2002                 $   9,292.95                  $  12,630.21
10/31/2002                 $   9,714.70                  $  13,722.08
11/30/2002                 $  10,325.50                  $  14,505.19
12/31/2002                 $   9,569.27                  $  13,630.05
 1/31/2003                 $   9,583.81                  $  13,256.39
 2/28/2003                 $   9,612.90                  $  13,030.98
 3/31/2003                 $   9,540.18                  $  13,139.89
 4/30/2003                 $  10,369.13                  $  14,204.80
 5/31/2003                 $  10,979.93                  $  14,927.81
 6/30/2003                 $  11,212.62                  $  15,096.82
 7/31/2003                 $  11,459.85                  $  15,341.75
 8/31/2003                 $  11,692.54                  $  15,615.96
 9/30/2003                 $  11,430.77                  $  15,429.43
10/31/2003                 $  12,172.46                  $  16,277.46
11/30/2003                 $  12,274.26                  $  16,393.49
12/31/2003                 $  12,652.37                  $  17,225.72
 1/31/2004                 $  12,739.63                  $  17,523.32
 2/29/2004                 $  12,666.92                  $  17,737.26
 3/31/2004                 $  12,594.20                  $  17,447.10
 4/30/2004                 $  12,390.60                  $  17,154.14
 5/31/2004                 $  12,565.12                  $  17,361.43
 6/30/2004                 $  12,696.00                  $  17,673.74
 7/31/2004                 $  11,736.17                  $  17,067.70
 8/31/2004                 $  11,605.28                  $  17,106.74
 9/30/2004                 $  11,794.34                  $  17,266.92
10/31/2004                 $  11,765.25                  $  17,508.91
11/30/2004                 $  12,041.57                  $  18,184.66
12/31/2004                 $  12,245.17                  $  18,774.90
 1/31/2005                 $  11,707.08                  $  18,300.08
 2/28/2005                 $  11,619.82                  $  18,646.01
 3/31/2005                 $  11,488.94                  $  18,289.54
 4/30/2005                 $  11,198.08                  $  17,921.72
 5/31/2005                 $  11,619.82                  $  18,458.54
 6/30/2005                 $  11,619.82                  $  18,455.88
 7/31/2005                 $  12,361.52                  $  19,119.72
 8/31/2005                 $  12,317.89                  $  18,905.19
 9/30/2005                 $  12,434.23                  $  19,036.56
10/31/2005                 $  11,881.60                  $  18,698.76
11/30/2005                 $  12,419.69                  $  19,356.75
12/31/2005                 $  12,157.91                  $  19,338.37
 1/31/2006                 $  12,303.34                  $  19,830.89
 2/28/2006                 $  12,056.11                  $  19,839.86
 3/31/2006                 $  12,151.62                  $  20,059.29

Capital Appreciation Class R Return--21.52%
S&P 500 Return--100.59%

Dear Shareholders:

This fiscal year ended March 31, 2006 has proven to be another year of challenge for growth stock investors. Value and small-cap stocks seem to be sharing the top position for performance, as investors still tarred with the technology boom of 2000 are concerned with questionable future economic growth, rising inflation and a restrictive Federal Reserve that is still increasing short-term interest rates. While our patience is being tested we learn from history that leading sectors eventually give way to lagging sectors. We believe that growth will again have its day, and that the future environment for sector out-performance is now taking shape.

During the fiscal year many of the large-cap growth companies executed shareholder friendly activities such as dividend increases and stock buy-backs.

We believe that the next six months will be difficult for financial markets, as the rise in interest rates combined with high energy prices will take its toll on the economy and consumer spending. We are over-weighted in healthcare, consumer staples and energy as these industry groups do well in difficult economic environment. If our outlook is correct, the Fed should respond to a weak economy by cutting rates. Historically financial markets recover sharply when this occurs.

                                                      FIVE YEARS      10 YEARS      INCEPTION      INCEPTION
                                        ONE YEAR      ANNUALIZED     ANNUALIZED     ANNUALIZED        DATE
                                      ------------   ------------   ------------   ------------   -----------
AS OF MARCH 31, 2006:
Capital Appreciation Fund - Class R       5.77%         (5.45)%         1.97%          4.83%        10/28/94
S&P 500                                   9.68%          2.22%          7.20%          9.19%

Thank you for your continued support and patience. We look forward to a healthy and profitable rest of 2006.

ROBERT BLOOM
CHIEF INVESTMENT OFFICER AND PORTFOLIO MANAGER
TRAINER WORTHAM & CO., INC.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Capital Appreciation Fund on 3/31/1996 to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500 Index(R) (S&P 500) is an unmanaged index generally representative of the U.S. stock market.

                                   (UNAUDITED)

             HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2006

                                                                                             VALUE
SHARES                                                                                      (NOTE 1)
------                                                                                      --------
               COMMON STOCKS--98.8%
               AIRCRAFT ENGINES & ENGINE PARTS--3.2%
      1,450    United Technologies Corp.                                                  $     84,056
                                                                                          ------------
               BIOLOGICAL PRODUCTS--2.8%
      1,025    Amgen Inc.*                                                                      74,569
                                                                                          ------------
               BOTTLED & CANNED SOFT DRINKS & CARBONATED WATER--4.3%
      1,050    Cadbury Schweppes -Spons ADR                                                     42,000
      1,250    PepsiCo Inc.                                                                     72,237
                                                                                          ------------
                                                                                               114,237
                                                                                          ------------
               CRUDE PETROLEUM AND NATURAL GAS--2.5%
      1,020    Apache Corp.                                                                     66,820
                                                                                          ------------
               DIVERSIFIED MANUFACTURING--2.1%
      2,025    Tyco International Ltd.                                                          54,432
                                                                                          ------------
               DRAWING AND INSULATING OF NONFERROUS WIRE--1.7%
      1,650    Corning Inc.*                                                                    44,402
                                                                                          ------------
               ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT--3.9%
      3,000    General Electric Co.                                                            104,340
                                                                                          ------------
               ELECTRONIC COMPONENTS--3.7%
      4,525    Cisco Systems, Inc.*                                                             98,096
                                                                                          ------------
               FIRE, MARINE & CASUALTY INSURANCE--7.3%
        985    ACE Ltd.                                                                         51,230
      2,150    American International Group, Inc.                                              143,094
                                                                                          ------------
                                                                                               194,324
                                                                                          ------------
               FINANCIAL SERVICES--9.1%
      1,895    Bank of America Corp.                                                            86,298
      2,125    Citigroup, Inc.                                                                 100,385
        855    Wells Fargo & Company                                                            54,609
                                                                                          ------------
                                                                                               241,292
                                                                                          ------------
               OIL & GAS SERVICES--5.8%
      1,150    Baker Hughes Inc.                                                                78,660
      2,200    BJ Services Co.                                                                  76,120
                                                                                          ------------
                                                                                               154,780
                                                                                          ------------
               ORTHOPEDIC, PROSTHETIC, SURGICAL APPLIANCES AND SUPPLIES--2.6%
      1,020    Zimmer Holdings Inc.*                                                            68,952
                                                                                          ------------
               PERFUMES, COSMETICS AND OTHER TOILET PREPARATIONS--4.6%
      1,145    Colgate-Palmolive Co.                                                            65,380
        985    Procter & Gamble Co.                                                             56,756
                                                                                          ------------
                                                                                               122,136
                                                                                          ------------
               PERSONAL CREDIT INSTITUTIONS--2.2%
      1,090    American Express Co.                                                             57,279
                                                                                          ------------
               PETROLEUM REFINING--5.5%
      2,400    Exxon Mobil Corp.                                                               146,064
                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                       VALUE
------                                                                                       -----
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICAL PREPARATIONS--8.0%
      2,055    Hospira Inc*                                                               $     81,090
      3,095    Pfizer, Inc.                                                                     77,127
      1,325    Teva Pharmaceutical Industries Ltd. ADR                                          54,564
                                                                                          ------------
                                                                                               212,781
                                                                                          ------------
               RETAIL-DEPARTMENT STORES--2.1%
      1,090    Target Corp.                                                                     56,691
                                                                                          ------------
               RETAIL-LUMBER & OTHER BUILDING MATERIAL--1.9%
        800    Lowe's Cos. Inc.                                                                 51,344
                                                                                          ------------
               RETAIL-RADIO, TV & CONSUMER ELECTRONICS STORES--1.8%
        850    Best Buy Company, Inc.                                                           47,541
                                                                                          ------------
               SECURITY BROKERS & DEALERS--2.1%
        350    Goldman Sachs Group, Inc.                                                        54,936
                                                                                          ------------
               SEMICONDUCTORS AND RELATED SERVICES--1.5%
      2,025    Intel Corp.                                                                      39,184
                                                                                          ------------
               SERVICES-BUSINESS SERVICES--2.1%
      1,420    eBay Inc.*                                                                       55,465
                                                                                          ------------
               SERVICES-COMPUTER PROGRAMMING SERVICES--2.6%
               Cognizant Technology Solutions
      1,155    Corp. CL A*                                                                      68,711
                                                                                          ------------
               SERVICES-PREPACKAGED SOFTWARE--5.2%
      5,090    Microsoft Corp.                                                                 138,498
                                                                                          ------------
               TRUCKING & COURIER SERVICES--3.4%
      1,150    United Parcel Service, Inc. - CL B                                               91,287
                                                                                          ------------
               WHOLESALE-DRUGS, PROPRIETARIES & DRUGGIST SUNDRIES--1.7%
        790    Medco Health Solutions Inc.*                                                     45,204
                                                                                          ------------
               WHOLESALE-MEDICAL, DENTAL, HOSPITAL EQUIPMENT & SUPPLIES--2.1%
        925    Johnson & Johnson                                                                54,779
                                                                                          ------------
               WIRELESS EQUIPMENT--3.0%
      1,550    QUALCOMM Inc.                                                                    78,445
                                                                                          ------------

               TOTAL INVESTMENTS (COST $2,511,497)                                 98.8%     2,620,645
               OTHER ASSETS LESS LIABILITIES                                        1.2         32,476
                                                                                  -----   ------------
               NET ASSETS                                                         100.0%  $   2,653,12
                                                                                  =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
  Investments in securities, at value (cost $2,511,497)
    (Note 2)                                                     $    2,620,645
  Receivable for securities sold                                         40,450
  Dividends and interest receivable                                       2,113
                                                                 --------------
    Total Assets                                                      2,663,208
                                                                 --------------

LIABILITIES:
  Due to custodian                                                       10,049
  Miscellaneous expenses payable                                             38
                                                                 --------------
    Total Liabilities                                                    10,087
                                                                 --------------
NET ASSETS (Notes 1, 3 & 5):                                     $    2,653,121
                                                                 ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)                       $          372
  Paid in capital                                                     9,026,263
  Accumulated undistributed net investment income                           267
  Accumulated net realized loss on investments                       (6,482,929)
  Net unrealized appreciation on investments                            109,148
                                                                 --------------
NET ASSETS                                                       $    2,653,121
                                                                 ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($2,225,930/266,492 shares)                            $         8.35
                                                                 ==============
  Class I ($427,191/105,452 shares)                              $         4.05
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
  Dividends                                                      $       53,403
  Miscellaneous income                                                       23
                                                                 --------------
    Total Investment Income                                              53,426
                                                                 --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                              39,270
    Class I                                                              10,189
  Distribution (12b-1) fees - Class R                                     8,181
  Trustees fees                                                              36
  Accounting salaries                                                        30
                                                                 --------------
    Total Expenses                                                       57,706
                                                                 --------------
    Net Investment Loss                                                  (4,280)
                                                                 --------------

----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
  Net realized gain on investments                                      319,728
  Net change in unrealized depreciation on investments                  (50,111)
                                                                 --------------
  Net realized and unrealized gain on investments                       269,617
                                                                 --------------
  Net Increase in Net Assets Resulting from Operations           $      265,337
                                                                 ==============

----------
Dividends are net of foreign tax withholdings of $17.

                       STATEMENT OF CHANGES IN NET ASSETS
      FOR THE PERIODS ENDED MARCH 31, 2006, MARCH 31, 2005 AND MAY 31, 2004

                                                                          YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                                          MARCH 31,       MARCH 31,        MAY 31,
                                                                             2006            2005*           2004
                                                                         ------------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
Net investment (Loss) Gain                                               $     (4,280)   $      3,071    $   (36,745)
  Net realized gain from investment transactions                              319,728         168,682        471,752
  Net change in unrealized depreciation on investments                        (50,111)       (650,902)       344,470
                                                                         ------------    ------------    -----------
  Net increase (decrease) in net assets resulting from operations             265,337        (479,149)       779,477
                                                                         ------------    ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class R                                                                    (1,558)             --             --
    Class I                                                                    (1,264)             --             --
                                                                         ------------    ------------    -----------
  Total distributions to shareholders                                          (2,822)             --             --
                                                                         ------------    ------------    -----------

CAPITAL SHARES TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                            107,838         231,557        177,718
  Reinvestment of distributions                                                 2,667              --             --
  Cost of shares redeemed                                                  (2,635,757)       (788,092)      (394,151)
                                                                         ------------    ------------    -----------
  Net decrease in net assets resulting from capital share transactions     (2,525,252)       (556,535)      (216,433)
                                                                         ------------    ------------    -----------
  Net (decrease) increase in net assets                                    (2,262,737)     (1,035,684)       563,044

NET ASSETS:
  Beginning of period                                                       4,915,858       5,951,542      5,388,498
                                                                         ------------    ------------    -----------
  End of period (Including undistributed net investment income of
    $267, $3,071 and 0, respectively)                                    $  2,653,121    $  4,915,858    $ 5,951,542
                                                                         ============    ============    ===========

----------
* For the period from June 1, 2004 to March 31, 2005

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                 HALLMARK INFORMED INVESTORS GROWTH FUND-CLASS R

              INFORMED INVESTORS CLASS R RETURN       S&P 500 RETURN
 3/31/1996             $  10,000.00                    $  10,000.00
 4/30/1996             $  11,203.63                    $  10,134.31
 5/31/1996             $  11,838.42                    $  10,365.92
 6/30/1996             $  10,807.91                    $  10,389.31
 7/31/1996             $   9,398.19                    $   9,914.02
 8/31/1996             $   9,398.19                    $  10,100.54
 9/30/1996             $   9,793.90                    $  10,647.71
10/31/1996             $   9,629.02                    $  10,925.95
11/30/1996             $   9,967.02                    $  11,727.65
12/31/1996             $  10,001.14                    $  11,475.45
 1/31/1997             $  10,732.48                    $  12,179.09
 2/28/1997             $  10,083.42                    $  12,251.28
 3/31/1997             $   9,242.37                    $  11,729.20
 4/30/1997             $   9,864.01                    $  12,414.25
 5/31/1997             $  10,494.80                    $  13,141.44
 6/30/1997             $  10,942.75                    $  13,712.47
 7/31/1997             $  12,442.00                    $  14,783.73
 8/31/1997             $  12,067.19                    $  13,934.47
 9/30/1997             $  13,273.91                    $  14,675.14
10/31/1997             $  12,908.24                    $  14,169.17
11/30/1997             $  11,893.49                    $  14,800.93
12/31/1997             $  11,898.01                    $  15,033.77
 1/31/1998             $  11,767.91                    $  15,186.37
 2/28/1998             $  12,371.09                    $  16,256.24
 3/31/1998             $  12,666.76                    $  17,068.16
 4/30/1998             $  12,832.34                    $  17,223.08
 5/31/1998             $  12,371.09                    $  16,898.84
 6/30/1998             $  13,955.91                    $  17,565.30
 7/31/1998             $  13,884.95                    $  17,361.27
 8/31/1998             $  11,543.19                    $  14,830.05
 9/30/1998             $  13,210.81                    $  15,755.38
10/31/1998             $  12,347.43                    $  17,020.45
11/30/1998             $  13,080.71                    $  18,026.80
12/31/1998             $  15,107.60                    $  19,043.07
 1/31/1999             $  18,561.17                    $  19,824.01
 2/28/1999             $  16,201.94                    $  19,184.04
 3/31/1999             $  18,660.65                    $  19,928.27
 4/30/1999             $  19,612.87                    $  20,684.43
 5/31/1999             $  17,594.73                    $  20,167.93
 6/30/1999             $  19,513.39                    $  21,265.84
 7/31/1999             $  18,404.83                    $  20,584.35
 8/31/1999             $  19,811.84                    $  20,455.62
 9/30/1999             $  19,556.02                    $  19,871.57
10/31/1999             $  20,920.40                    $  21,114.33
11/30/1999             $  26,292.62                    $  21,516.81
12/31/1999             $  34,725.68                    $  22,761.43
 1/31/2000             $  34,654.15                    $  21,602.79
 2/29/2000             $  49,102.32                    $  21,168.40
 3/31/2000             $  41,466.97                    $  23,215.80
 4/30/2000             $  34,904.49                    $  22,500.85
 5/31/2000             $  29,397.02                    $  22,007.75
 6/30/2000             $  32,240.16                    $  22,534.47
 7/31/2000             $  30,308.97                    $  22,166.23
 8/31/2000             $  36,352.89                    $  23,511.70
 9/30/2000             $  34,296.52                    $  22,254.22
10/31/2000             $  29,200.33                    $  22,144.07
11/30/2000             $  28,681.77                    $  20,371.03
12/31/2000             $  29,987.11                    $  20,453.60
 1/31/2001             $  24,712.09                    $  21,162.04
 2/28/2001             $  19,633.78                    $  19,208.99
 3/31/2001             $  18,596.66                    $  17,975.68
 4/30/2001             $  18,918.52                    $  19,356.47
 5/31/2001             $  19,280.71                    $  19,455.00
 6/30/2001             $  19,430.32                    $  18,968.55
 7/31/2001             $  19,617.33                    $  18,764.21
 8/31/2001             $  17,952.94                    $  17,561.27
 9/30/2001             $  16,213.75                    $  16,126.10
10/31/2001             $  17,111.40                    $  16,417.97
11/30/2001             $  18,420.47                    $  17,652.21
12/31/2001             $  18,345.66                    $  17,785.90
 1/31/2002             $  18,158.65                    $  17,508.91
 2/28/2002             $  17,784.63                    $  17,145.31
 3/31/2002             $  17,990.34                    $  17,775.21
 4/30/2002             $  17,859.44                    $  16,683.50
 5/31/2002             $  17,410.61                    $  16,531.99
 6/30/2002             $  16,924.39                    $  15,334.16
 7/31/2002             $  15,951.94                    $  14,122.70
 8/31/2002             $  15,877.13                    $  14,191.63
 9/30/2002             $  15,559.22                    $  12,630.21
10/31/2002             $  15,147.80                    $  13,722.08
11/30/2002             $  15,072.99                    $  14,505.19
12/31/2002             $  14,044.44                    $  13,630.05
 1/31/2003             $  14,137.94                    $  13,256.39
 2/28/2003             $  13,913.53                    $  13,030.98
 3/31/2003             $  13,857.43                    $  13,139.89
 4/30/2003             $  14,680.27                    $  14,204.80
 5/31/2003             $  15,895.83                    $  14,927.81
 6/30/2003             $  16,082.84                    $  15,096.82
 7/31/2003             $  16,793.48                    $  15,341.75
 8/31/2003             $  17,485.42                    $  15,615.96
 9/30/2003             $  17,111.40                    $  15,429.43
10/31/2003             $  18,326.96                    $  16,277.46
11/30/2003             $  18,906.69                    $  16,393.49
12/31/2003             $  19,748.24                    $  17,225.72
 1/31/2004             $  20,440.17                    $  17,523.32
 2/29/2004             $  20,870.30                    $  17,737.26
 3/31/2004             $  20,533.68                    $  17,447.10
 4/30/2004             $  19,897.84                    $  17,154.14
 5/31/2004             $  19,991.35                    $  17,361.43
 6/30/2004             $  20,440.17                    $  17,673.74
 7/31/2004             $  19,449.02                    $  17,067.70
 8/31/2004             $  19,467.72                    $  17,106.74
 9/30/2004             $  19,729.54                    $  17,266.92
10/31/2004             $  19,766.94                    $  17,508.91
11/30/2004             $  21,038.60                    $  18,184.66
12/31/2004             $  21,786.64                    $  18,774.90
 1/31/2005             $  21,281.72                    $  18,300.08
 2/28/2005             $  22,029.76                    $  18,646.01
 3/31/2005             $  21,487.43                    $  18,289.54
 4/30/2005             $  20,851.59                    $  17,921.72
 5/31/2005             $  21,599.63                    $  18,458.54
 6/30/2005             $  21,842.75                    $  18,455.88
 7/31/2005             $  22,721.69                    $  19,119.72
 8/31/2005             $  22,141.96                    $  18,905.19
 9/30/2005             $  22,422.48                    $  19,036.56
10/31/2005             $  21,786.64                    $  18,698.76
11/30/2005             $  22,927.40                    $  19,356.75
12/31/2005             $  23,007.27                    $  19,338.37
 1/31/2006             $  24,168.88                    $  19,830.89
 2/28/2006             $  24,318.76                    $  19,839.86
 3/31/2006             $  25,086.92                    $  20,059.29

Informed Investors Class R Return--150.87%
S&P 500 Return--100.59%

Dear Shareholders:

We are delighted to have completed our first full year as sub advisor of the Hallmark Informed Investor Growth Fund. For the one-year period ending March 31, 2006, the Hallmark Informed Investor Growth Fund's total return at NAV was 16.75 percent. This compares to the performance of the Russell Mid Cap Growth Index of
22.68 percent.

We feel that the opportunity for investing in the mid capitalization tier of the market continues to be attractive. The past three years has seen a shift out of large capitalization companies and into mid capitalization companies. For the three-year period ending March 31st, 2006, the S&P 500 Index (a proxy for the large cap market) has a 50 percent price return, while the Russell Mid Cap Index has a 97 percent price return. While the valuation gap between the two market tiers has narrowed, there is still plenty of value to be found in mid cap stocks. We believe that we can find companies in this area of the market that meet our investment criteria and offer good value. Although we are focusing on smaller companies, the criteria which we use to select them remains unchanged: consistently high return on invested capital (ROI), double digit earnings growth and high levels of free cash flow. We continue to be owners of stocks and not renters, focusing on the long-term intrinsic value of their businesses.

Over the past two years, there has been a dramatic shift in the investment landscape. As the economy has bottomed due to the aggressive easing by the Federal Reserve, 'lower quality', aggressive stocks have performed very well. Companies that have had steep earnings declines, unhealthy balance sheets and weak markets have dramatically outperformed 'higher quality' stable growth companies. This dichotomy in performance is typical as the economy recovers, but the magnitude of the outperformance in this cycle is the greatest it has been in over forty years. If the past is any indicator of the future, we believe that most of this relative outperformance is behind us. In the past ten periods when 'lower quality' stocks have outperformed 'higher quality' stocks, the subsequent twelve-month period has seen a dramatic reversal of this performance.

                                                          FIVE YEARS    10 YEARS    INCEPTION    INCEPTION
                                              ONE YEAR    ANNUALIZED   ANNUALIZED   ANNUALIZED      DATE
                                              --------    ----------   ----------   ----------   ---------
AS OF MARCH 31, 2006:
Informed Investors Growth Fund - Class R       16.75%         6.17%        9.63%       11.17%     12/28/94
S&P 500                                         9.68%         2.22%        7.20%        9.61%

DAVID KALIS, CFA
MANAGING DIRECTOR AND PORTFOLIO MANAGER
SEGALL, BRYANT & HAMILL INVESTMENT COUNSEL

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Informed Investors Growth Fund on 3/31/1996 to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500(R) Index (S&P 500) is an unmanaged index generally representative of the U.S. stock market.

                                   (UNAUDITED)

          HALLMARK EQUITY SERIES TRUST--INFORMED INVESTORS GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2006

                                                                                            MARKET
SHARES                                                                                       VALUE
------                                                                                      ------
               COMMON STOCKS--99.7%
               COMMUNICATIONS SERVICES--3.3%
      3,400    Liberty Global, Inc. - CL A*                                              $      67,150
      3,400    Liberty Global, Inc. - Series C*                                                 69,598
                                                                                         -------------
                                                                                               136,748
                                                                                         -------------
               COMPUTER PERIPHERAL EQUIPMENT--7.6%
      2,875    Logitech International ADR*                                                     114,310
      9,850    Symbol Technologies, Inc.                                                       104,213
      2,375    Jabil Circuit, Inc.*                                                            101,793
                                                                                         -------------
                                                                                               320,316
                                                                                         -------------
               DRILLING OIL AND GAS WELLS--2.2%
      1,525    GlobalSanteFe Corp                                                               92,644
                                                                                         -------------
               FIRE, MARINE & CASUALTY INSURANCE--2.0%
      1,625    ACE Ltd.                                                                         84,515
                                                                                         -------------
               GROCERIES--0.6%
        600    Dean Foods Co.*                                                                  23,297
                                                                                         -------------
               HEALTHCARE-MEDICAL APPLIANCES--1.2%
        925    Varian Medical Systems, Inc.*                                                    51,948
                                                                                         -------------
               HEALTH SERVICE--1.0%
        775    Coventry Health Care, Inc.*                                                      41,834
                                                                                         -------------
               HOTELS AND MOTELS--1.6%
        950    Marriott International, Inc. - CL A                                              65,169
                                                                                         -------------
               HOUSEHOLD AUDIO AND VIDEO EQUIPMENT--2.8%
      1,050    Harman International Industries                                                 116,687
                                                                                         -------------
               INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL--2.6%
      2,275    Roper Industries, Inc.                                                          110,633
                                                                                         -------------
               INDUSTRIAL GAS--2.3%
      1,450    Air Products & Chemicals, Inc.                                                   97,426
                                                                                         -------------
               INTERNET INFRASTRUCTURE EQUIPMENT--2.6%
      3,450    Avocent Corp.*                                                                  109,503
                                                                                         -------------
               INFORMATION TECHNOLOGY--1.7%
      1,550    ChoicePoint Inc.*                                                                69,363
                                                                                         -------------
               INVESTMENT ADVICE--1.8%
      2,700    Eaton Vance Corp.                                                                73,926
                                                                                         -------------
               LABORATORY ANALYTICAL INSTRUMENTS--2.5%
      2,875    Thermo Electron Corp.*                                                          106,631
                                                                                         -------------
               LABORATORY APPARATUS AND FURNITURE--1.8%
      1,125    Fisher Scientific International Inc.*                                            76,556
                                                                                         -------------
               MACHINERY-PUMPS--1.6%
      1,450    Graco Inc.                                                                       65,874
                                                                                         -------------
               MOTOR VEHICLE PARTS AND ACCESSORIES--2.4%
      1,800    ITT Industries, Inc.                                                            101,196
                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                             MARKET
SHARES                                                                                       VALUE
------                                                                                       ------
               COMMON STOCKS (CONTINUED)
               MOTOR VEHICLES AND PASSSENGER CAR BODIES--1.7%
      1,175    Oshkosk Truck Corp.                                                       $      73,131
                                                                                         -------------
               NATIONAL COMMERCIAL BANKS--4.0%
      1,350    City National Corp.                                                             103,666
      1,525    Marshall & Ilsley Corp.                                                          66,460
                                                                                         -------------
                                                                                               170,126
                                                                                         -------------
               OIL & GAS FIELD MACHINERY & EQUIPMENT--2.5%
      2,725    Smith International, Inc.                                                       106,166
                                                                                         -------------
               OIL & GAS SERVICES--2.2%
      2,625    BJ Services Co.                                                                  90,825
                                                                                         -------------
               OPHTHALMIC GOODS--1.4%
        925    Bausch & Lomb Inc.                                                               58,923
                                                                                         -------------
               ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES--2.1%
      2,325    Respironics, Inc.*                                                               90,466
                                                                                         -------------
               OUTDOOR ADVERTISING SERVICES--1.0%
        800    Lamar Advertising Co. - CL A*                                                    42,096
                                                                                         -------------
               RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT--2.3%
      1,750    Rockwell Collins, Inc.                                                           98,613
                                                                                         -------------
               REFUSE SYSTEMS--3.9%
      1,950    Republic Services, Inc.                                                          82,895
      1,200    Stericycle, Inc.*                                                                81,144
                                                                                         -------------
                                                                                               164,039
                                                                                         -------------
               RESTAURANTS--1.2%
      1,300    Cheesecake Factory Inc. (The)*                                                   48,685
                                                                                         -------------
               RETAIL-AUTO AND HOME SUPPLY STORES--2.1%
      2,400    O'Reilly Automotive, Inc.*                                                       87,744
                                                                                         -------------
               SCHOOLS--1.1%
        875    Laureate Education, Inc.*                                                        46,673
                                                                                         -------------
               SEA PASSENGER--2.1%
      2,075    Royal Caribbean Cruises, Ltd.                                                    87,192
                                                                                         -------------
               SECURITY BROKERS & DEALERS--2.3%
      1,650    Jefferies Group, Inc.                                                            96,525
                                                                                         -------------
               SEMICONDUCTORS AND RELATED SERVICES--4.0%
      3,125    National Semiconductor Corp.                                                     87,000
      2,275    Microchip Technology Inc.                                                        82,583
                                                                                         -------------
                                                                                               169,583
                                                                                         -------------
               SERVICES-BUSINESS SERVICES--1.8%
      1,525    Ritchie Brothers Auctioneers Inc.                                                75,488
                                                                                         -------------
               SERVICES-COMPUTER PROGRAMMING SERVICES--1.1%
        750    Cognizant Technology Solutions Corp. CL A*                                       44,618
                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                             MARKET
SHARES                                                                                       VALUE
------                                                                                       ------
               COMMON STOCKS (CONTINUED)
               SERVICES-EMPLOYMENT AGENCIES--2.3%
      2,500    Robert Half International, Inc.                                           $      96,524
                                                                                         -------------
               SERVICES-HEALTH SERVICES--2.2%
      1,525    Davita, Inc.*                                                                    91,820
                                                                                         -------------
               SERVICES-HOME HEALTH CARE SERVICES--1.9%
        900    Express Scripts, Inc.*                                                           79,110
                                                                                         -------------
               SERVICES-PREPACKAGED SOFTWARE--2.5%
      2,725    Cognos, Inc.*                                                                   106,003
                                                                                         -------------
               STATE COMMERCIAL BANKS--4.0%
      1,625    Northern Trust Corp.                                                             85,313
      3,050    Synovus Financial Corp.                                                          82,625
                                                                                         -------------
                                                                                               167,938
                                                                                         -------------
               SURETY INSURANCE--2.1%
      1,125    Ambac Financial Group, Inc.                                                      89,550
                                                                                         -------------
               SURGICAL & MEDICAL INSTRUMENTS--1.3%
        775    Bard (C.R.), Inc.                                                                52,553
                                                                                         -------------
               SWITCHGEAR AND SWITCHBOARD APPARATUS--2.3%
      2,772    Littelfuse, Inc*                                                                 94,608
                                                                                         -------------
               TELEVISION BROADCASTING STATIONS--2.7%
      3,250    Univision Communications, Inc. - CL A*                                          112,028
                                                                                         -------------

               TOTAL INVESTMENTS (COST $3,586,789)                               99.7%       4,185,293
               OTHER ASSETS LESS LIABILITIES                                      0.3           13,267
                                                                                -----    -------------
               NET ASSETS                                                       100.0%   $    4,198,56
                                                                                =====    =============

----------
Value of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

          HALLMARK EQUITY SERIES TRUST--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
  Investments in securities, at value
    (cost $3,586,789) (Note 2)                                                     $    4,185,293
  Cash                                                                                      9,904
  Dividends receivable                                                                      3,411
                                                                                   --------------
    Total Assets                                                                        4,198,608
                                                                                   --------------

LIABILITIES:
  Miscellaneous expense payable                                                                48
                                                                                   --------------
    Total Liabilities                                                                          48
                                                                                   --------------
TOTAL NET ASSETS (Notes 1, 3 & 5)                                                  $    4,198,560
                                                                                   ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)                               $          324
  Paid in capital                                                                      10,731,422
  Undistributed net investment income                                                       5,022
  Accumulated net realized loss on investments                                         (7,136,713)
  Net unrealized appreciation on investments                                              598,505
                                                                                   --------------
NET ASSETS                                                                         $    4,198,560
                                                                                   ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($3,281,997/245,104 shares)                                              $        13.39
                                                                                   ==============
  Class I ($916,563/78,565 shares)                                                 $        11.67
                                                                                   ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
  Dividends*                                                                       $       40,703
                                                                                   --------------
    Total Investment Income                                                                40,703
                                                                                   --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                                                55,597
    Class I                                                                                14,013
  Distribution (12b-1) fees - Class R                                                      10,692
  Trustee fees                                                                                 48
  Accounting salaries                                                                          37
                                                                                   --------------
    Total Expenses                                                                         80,387
                                                                                   --------------
    Net Investment Loss                                                                   (39,684)
                                                                                   --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Net realized gain on investments                                                        508,490
  Net change in unrealized appreciation on investments                                    370,179
  Net realized and unrealized gain on investments                                         878,669
                                                                                   --------------
  Net Increase in Net Assets Resulting from Operations                             $      838,985
                                                                                   ==============

----------
* Dividends are net of foreign tax withholdings of $115.

                       STATEMENT OF CHANGES IN NET ASSETS
      FOR THE PERIODS ENDED MARCH 31, 2006, MARCH 31, 2005 AND MAY 31, 2004

                                                                           YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                                                            MARCH 31,         MARCH 31,         MAY 31,
                                                                              2006              2005*            2004
                                                                         --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) income                                           $      (39,684)   $       18,842    $       (7,265)
  Net realized gain on investments                                              508,490           216,035         1,760,318
  Net change in unrealized appreciation (depreciation) on investments           370,179           186,330          (484,836)
                                                                         --------------    --------------    --------------
  Net increase in net assets resulting from operations                          838,985           421,207         1,268,217
                                                                         --------------    --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class R                                                                      (7,995)               --                --
    Class I                                                                      (2,699)               --                --
                                                                         --------------    --------------    --------------
  Total dividends to shareholders                                               (10,694)               --                --
                                                                         --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                                  131,791           782,221           481,846
  Reinvestment of dividends                                                      10,350                --                --
  Cost of shares redeemed                                                    (2,926,575)       (1,193,915)         (623,085)
                                                                         --------------    --------------    --------------
  Net decrease in net assets resulting from capital share transactions       (2,784,434)         (411,694)         (141,239)
                                                                         --------------    --------------    --------------
  Net (decrease) increase in net assets                                      (1,956,143)            9,513         1,126,978

NET ASSETS:
  Beginning of period                                                         6,154,703         6,145,190         5,018,212
                                                                         --------------    --------------    --------------
  End of period (Including undistributed net investment
    income of $5,022, $18,842 and $0, respectively)                      $    4,198,560    $    6,154,703    $    6,145,190
                                                                         --------------    --------------    --------------

----------
* For the period from June 1, 2004 to March 31, 2005

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                   HALLMARK INTERNATIONAL EQUITY FUND-CLASS R

                     INTERNATIONAL EQUITY CLASS R RETURN    EAFE RETURN
 3/31/1996                      $   10,000                  $   10,000
 4/30/1996                      $   10,063                  $   10,278
 5/31/1996                      $   10,072                  $   10,076
 6/30/1996                      $   10,116                  $   10,119
 7/31/1996                      $    9,660                  $    9,810
 8/31/1996                      $    9,991                  $    9,818
 9/30/1996                      $   10,089                  $   10,066
10/31/1996                      $   10,224                  $    9,950
11/30/1996                      $   10,680                  $   10,332
12/31/1996                      $   10,894                  $   10,186
 1/31/1997                      $   10,939                  $    9,816
 2/28/1997                      $   11,109                  $    9,964
 3/31/1997                      $   10,921                  $    9,987
 4/30/1997                      $   10,581                  $   10,026
 5/31/1997                      $   11,261                  $   10,665
 6/30/1997                      $   11,673                  $   11,240
 7/31/1997                      $   11,807                  $   11,409
 8/31/1997                      $   10,438                  $   10,543
 9/30/1997                      $   11,100                  $   11,121
10/31/1997                      $    9,696                  $   10,253
11/30/1997                      $    9,714                  $   10,135
12/31/1997                      $    9,946                  $   10,210
 1/31/1998                      $    9,821                  $   10,664
 2/28/1998                      $   10,760                  $   11,334
 3/31/1998                      $   11,386                  $   11,669
 4/30/1998                      $   11,467                  $   11,748
 5/31/1998                      $   11,691                  $   11,677
 6/30/1998                      $   11,941                  $   11,751
 7/31/1998                      $   12,290                  $   11,857
 8/31/1998                      $   10,957                  $   10,374
 9/30/1998                      $   10,188                  $   10,041
10/31/1998                      $   10,626                  $   11,074
11/30/1998                      $   11,342                  $   11,627
12/31/1998                      $   11,834                  $   12,071
 1/31/1999                      $   11,816                  $   12,021
 2/28/1999                      $   11,270                  $   11,721
 3/31/1999                      $   11,494                  $   12,196
 4/30/1999                      $   12,147                  $   12,675
 5/31/1999                      $   11,225                  $   12,008
 6/30/1999                      $   12,469                  $   12,462
 7/31/1999                      $   12,773                  $   12,818
 8/31/1999                      $   13,256                  $   12,850
 9/30/1999                      $   13,569                  $   12,965
10/31/1999                      $   14,553                  $   13,436
11/30/1999                      $   17,370                  $   13,888
12/31/1999                      $   19,830                  $   15,121
 1/31/2000                      $   18,327                  $   14,147
 2/29/2000                      $   21,771                  $   14,514
 3/31/2000                      $   20,206                  $   15,062
 4/30/2000                      $   18,005                  $   14,255
 5/31/2000                      $   18,327                  $   13,893
 6/30/2000                      $   18,810                  $   14,422
 7/31/2000                      $   18,909                  $   13,803
 8/31/2000                      $   19,258                  $   13,909
 9/30/2000                      $   18,864                  $   13,218
10/31/2000                      $   17,800                  $   12,892
11/30/2000                      $   16,279                  $   12,395
12/31/2000                      $   16,831                  $   12,822
 1/31/2001                      $   16,843                  $   12,812
 2/28/2001                      $   15,115                  $   11,841
 3/31/2001                      $   13,353                  $   11,023
 4/30/2001                      $   13,948                  $   11,766
 5/31/2001                      $   13,465                  $   11,317
 6/30/2001                      $   13,207                  $   10,838
 7/31/2001                      $   12,803                  $   10,636
 8/31/2001                      $   12,343                  $   10,348
 9/30/2001                      $   11,064                  $    9,287
10/31/2001                      $   10,952                  $    9,522
11/30/2001                      $   11,277                  $    9,866
12/31/2001                      $   11,362                  $    9,923
 1/31/2002                      $   10,853                  $    9,391
 2/28/2002                      $   10,865                  $    9,445
 3/31/2002                      $   11,546                  $    9,928
 4/30/2002                      $   11,350                  $    9,972
 5/31/2002                      $   11,246                  $   10,065
 6/30/2002                      $   10,934                  $    9,648
 7/31/2002                      $    9,951                  $    8,689
 8/31/2002                      $    9,720                  $    8,648
 9/30/2002                      $    8,703                  $    7,707
10/31/2002                      $    9,015                  $    8,116
11/30/2002                      $    9,431                  $    8,474
12/31/2002                      $    8,576                  $    8,185
 1/31/2003                      $    8,553                  $    7,839
 2/28/2003                      $    8,472                  $    7,645
 3/31/2003                      $    8,172                  $    7,462
 4/30/2003                      $    8,715                  $    8,162
 5/31/2003                      $    9,489                  $    8,624
 6/30/2003                      $    9,755                  $    8,813
 7/31/2003                      $    9,824                  $    9,016
 8/31/2003                      $   10,021                  $    9,211
 9/30/2003                      $   10,229                  $    9,480
10/31/2003                      $   11,119                  $   10,065
11/30/2003                      $   10,807                  $   10,274
12/31/2003                      $   11,385                  $   11,072
 1/31/2004                      $   11,350                  $   11,224
 2/29/2004                      $   11,697                  $   11,469
 3/31/2004                      $   11,512                  $   11,487
 4/30/2004                      $   11,015                  $   11,194
 5/31/2004                      $   11,026                  $   11,186
 6/30/2004                      $   11,200                  $   11,409
 7/31/2004                      $   10,541                  $   11,031
 8/31/2004                      $   10,552                  $   11,051
 9/30/2004                      $   10,922                  $   11,324
10/31/2004                      $   11,096                  $   11,703
11/30/2004                      $   11,905                  $   12,480
12/31/2004                      $   12,321                  $   13,020
 1/31/2005                      $   12,171                  $   12,775
 2/28/2005                      $   12,633                  $   13,305
 3/31/2005                      $   12,067                  $   12,920
 4/30/2005                      $   11,662                  $   12,568
 5/31/2005                      $   11,824                  $   12,521
 6/30/2005                      $   12,043                  $   12,661
 7/31/2005                      $   12,633                  $   13,043
 8/31/2005                      $   12,864                  $   13,338
 9/30/2005                      $   13,534                  $   13,908
10/31/2005                      $   12,806                  $   13,496
11/30/2005                      $   13,211                  $   13,799
12/31/2005                      $   14,008                  $   14,435
 1/31/2006                      $   14,956                  $   15,315
 2/28/2006                      $   14,690                  $   15,262
 3/31/2006                      $   15,187                  $   15,702

International Equity Class R Return--$51.53%
EAFE Return--$57.02%

Dear Shareholders:

The Hallmark International Equity Fund outperformed its benchmark for the 12 months ending March 31, 2006. During this volatile period in the world equity market, investors remained focused on the robustness of worldwide economic growth and shrugged off concerns about inflationary pressures, rising interest rates, high oil prices, Hurricane Katrina and geo-political uncertainties in Iran and Nigeria. Our focus on companies that have strong earnings growth and attractive valuation contributed to the fund's outstanding performance. We emphasized companies in the financial sector of Japan and Germany as they benefited from their economic recovery. The emerging markets have also been a significant contributor to our strong performance. The financial service companies in India, Brazil, and South Korea all benefited from their economic reform. We continue to support our investments in the energy and materials sectors as global growth continues at a fairly modest pace.

At present, we expect the benign inflationary environment and the favorable global economic growth to be positive for the equity markets. The US Federal Reserve governors are now beginning to focus on whether or not to continue increasing US interest rates. We strongly advocate investing internationally as these economies and companies will benefit from a healthy environment. Foreign economic growth is forecasted to grow at a higher pace compared to the United States, which is reflected in the weakening US dollar compared to other world currencies.

The fund is diversified and invested in companies that are well managed, dynamic and offer attractive valuations. Our allocation to the emerging markets, Japan, Germany, and key sectors, such as energy and information technology, will continue to provide positive returns.

                                                                FIVE YEARS          10 YEARS         INCEPTION       INCEPTION
                                               ONE YEAR         ANNUALIZED         ANNUALIZED        ANNUALIZED        DATE
                                               --------         ----------         ----------        ----------      ---------
AS OF MARCH 31, 2006:
International Equity Fund - Class R             25.57%             2.56%              4.24%             5.04%         7/13/95
EAFE                                            21.53%             7.33%              4.61%             4.73%

GURUDUTT BALIGA
CHIEF INVESTMENT OFFICER
PINNACLE ASSOCIATES, LTD.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark International Equity Fund on 3/31/96 to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE Index) on that date. All dividends and capital gains are reinvested. EAFE Index is an unmanaged stock index designed to measure the investment returns of developed countries outside North America.

                                     (UNAUDITED)

                HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND

                        SCHEDULE OF INVESTMENTS--MARCH 31, 2006

SHARES                                                                                     VALUE
------                                                                                     -----
               COMMON STOCKS--96.5%
               AUSTRALIA--1.5%
       1,665   Rinker Group LTD                                                         $     23,678
                                                                                        ------------
               AUSTRIA--3.5%
         375   Erste Bank der Oesterreichischen Sparkassen AG                                 22,114
          75   Oest Elektrizitatswirtschafts - AG                                             33,358
                                                                                        ------------
                                                                                              55,472
                                                                                        ------------
               BRAZIL--1.0%
         205   Unibanco - Uniao de Bancos Brasileiros S.A.                                    15,152
                                                                                        ------------
               DENMARK--0.5%
         260   Genmab A/S*                                                                     8,234
                                                                                        ------------
               FINLAND--1.2%
         880   Nokia Corp. Sponsored ADR                                                      18,234
                                                                                        ------------
               FRANCE--9.6%
         200   BNP Paribas                                                                    18,578
         400   Publicis Groupe                                                                15,609
         455   Technip SA                                                                     30,796
          24   Vallourec SA                                                                   23,181
         655   Veolia Environment                                                             36,380
         260   Vinci SA                                                                       25,633
                                                                                        ------------
                                                                                             150,177
                                                                                        ------------
               GERMANY--9.2%
         160   Adidas-Salomon AG                                                              31,670
         975   Commerzbank AG                                                                 38,757
         360   Continental AG                                                                 39,724
         140   Fresenius AG                                                                   25,153
         170   SAP AG Sponsored ADR                                                            9,226
                                                                                        ------------
                                                                                             144,530
                                                                                        ------------
               HONG KONG--4.8%
       2,000   Cheung Kong Holdings Ltd.                                                      21,175
      18,000   Foxconn International Holdings Ltd.*                                           33,869
      22,000   Xinao Gas Holdings Ltd.                                                        20,414
                                                                                        ------------
                                                                                              75,458
                                                                                        ------------
               INDIA--2.3%
         585   Icici Bank Ltd.                                                                16,193
         255   Infosys Technologies Ltd. ADR                                                  19,854
                                                                                        ------------
                                                                                              36,047
                                                                                        ------------
               IRELAND--1.2%
       1,095   Anglo Irish Bank Corp. PLC                                                     18,048
                                                                                        ------------
               ISRAEL--1.9%
         720   Teva Pharmaceutical Ind. Ltd. ADR                                              29,650
                                                                                        ------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                      VALUE
------                                                                                      -----
               COMMON STOCKS (CONTINUED)
               ITALY--1.5%
       1,010   Saipem S.p.A.                                                            $     23,366
                                                                                        ------------
               JAPAN--23.8%
       1,200   Aeon Credit Service Company, Ltd.                                              36,286
       1,000   Chiyoda Corp.                                                                  23,274
         700   Hoya Corp.                                                                     28,243
       3,000   Japan Steel Works (The) Ltd.                                                   20,462
       1,000   Komatsu Ltd.                                                                   19,069
       2,000   Kubota Corp.                                                                   21,575
       1,235   Mitsubishi UFJ Financial Group, Inc. ADR                                       18,784
       1,000   Mitsui Fudosan Company, Ltd.                                                   22,976
       1,500   Nomura Holdings, Inc.                                                          33,445
         120   Orix Corp.                                                                     37,357
         300   Point Inc.                                                                     21,507
           3   Sumitomo Mitsui Banking Corp.                                                  33,127
         400   Toyota Motor Corp.                                                             21,847
         300   Yamada Denki Co., Ltd.                                                         34,579
                                                                                        ------------
                                                                                             372,531
                                                                                        ------------
               LUXEMBOURG--1.7%
         150   Tenaris, S.A. - ADR                                                            27,100
                                                                                        ------------
               MEXICO--1.1%
         520   America Movil S.A. de C.V.                                                     17,815
                                                                                        ------------
               NORWAY--4.3%
       2,205   Tandberg Television ASA*                                                       46,270
       2,750   Tomra Systems ASA                                                              22,034
                                                                                        ------------
                                                                                              68,304
                                                                                        ------------
               SOUTH KOREA--4.1%
         250   Hyundai Motor Co.                                                              21,024
         240   Kookmin Bank - Sponsored ADR                                                   20,525
          35   Samsung Electronics Company, Ltd.                                              22,697
                                                                                        ------------
                                                                                              64,246
                                                                                        ------------
               SWEDEN--3.0%
         445   Modern Times Group MTG AB*                                                     20,920
       6,780   Telefonaktiebolaget LM Ericsson - CLB                                          25,778
                                                                                        ------------
                                                                                              46,698
                                                                                        ------------
               SWITZERLAND--9.9%
       3,700   ABB Ltd. - Sponsored ADR*                                                      46,435
          85   Julius Baer Holding Ltd.                                                        7,688
         100   Kuehne & Nagel International AG                                                32,413
         375   Novartis AG - ADR                                                              20,790
         400   Roche Holdings AG Ltd. - Sponsored ADR                                         30,160
          19   SGS SA                                                                         17,608
                                                                                        ------------
                                                                                             155,094
                                                                                        ------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                     VALUE
------                                                                                     -----
               COMMON STOCKS (CONTINUED)
               UNITED KINGDOM--10.4%
       2,775   BG Group PLC                                                             $     34,669
         405   GlaxoSmithKline PLC - ADR                                                      21,186
       5,835   Rolls-Royce Group PLC                                                          46,400
     313,923   Rolls-Royce Group PLC B Shares                                                    545
       1,690   Smiths Group PLC                                                               28,846
       1,250   Standard Chartered PLC                                                         31,082
                                                                                        ------------
                                                                                             162,728
                                                                                        ------------
               Total Common Stocks                                                         1,512,562
                                                                                        ------------
               TOTAL INVESTMENTS (COST $1,152,669)                               96.5%    1 ,512,562
               OTHER ASSETS, LESS LIABILITIES                                     3.5         55,547
                                                                                -----   ------------
               NET ASSETS                                                       100.0%  $  1,568,109
                                                                                =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depositary Receipt.

                          SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
  Investments in securities, at value
    (cost $1,152,669) (Note 2)                                           $    1,512,562
  Cash                                                                           62,919
  Receivable for securities sold                                                 13,600
  Dividends receivable                                                            6,036
                                                                         --------------
    Total Assets:                                                             1,595,117
                                                                         --------------

LIABILITIES:
  Payable securities purchased                                                   26,883
  Miscellaneous expense payable                                                     125
                                                                         --------------
    Total Liabilities:                                                           27,008
                                                                         --------------
TOTAL NET ASSETS (Notes 1, 3 & 5) :                                           1,568,109
                                                                         ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)                     $          126
  Paid in capital                                                             3,736,523
  Accumulated net investment loss                                               (59,464)
  Accumulated net realized loss on investments
    and foreign currency transactions                                        (2,468,742)
  Net unrealized appreciation on investments
    and translation of foreign currency                                         359,666
                                                                         --------------
NET ASSETS                                                               $    1,568,109
                                                                         ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,166,886/88,995 shares)                                     $        13.11
                                                                         ==============
  Class I ($401,223/35,825 shares)                                       $        11.20
                                                                         ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
  Dividends*                                                             $       31,970
                                                                         --------------
    Total Investment Income                                                      31,970
                                                                         --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                                      23,668
    Class I                                                                       5,845
  Distribution (12b-1) fees                                                       3,817
  Miscellaneous expense                                                              30
                                                                         --------------
    Total Expenses                                                               33,360
                                                                         --------------
    Net Investment Loss                                                          (1,390)
                                                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (Note 1):
  Net realized gain on investments                                              543,698
  Net realized loss on foreign currency transactions                            (67,529)
  Net change in unrealized appreciation on investments                          (39,878)
  Net change in unrealized loss on  translation of foreign currency              (2,206)
                                                                         --------------
  Net realized and unrealized gain on investments                               434,085
                                                                         --------------
  Net Increase in Net Assets Resulting from Operations                   $      432,695
                                                                         ==============

----------
* Dividends are net of foreign tax withholdings of $1,873

                       STATEMENT OF CHANGES IN NET ASSETS
      FOR THE PERIODS ENDED MARCH 31, 2006, MARCH 31, 2005 AND MAY 31, 2004

                                                                     YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                                                      MARCH 31,        MARCH 31,          MAY 31,
                                                                         2006             2005*            2004
                                                                    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) income                                      $      (1,390)   $     (10,160)   $       2,566
  Net realized gain on investment transactions                            543,698           65,654          337,640
  Net realized loss on foreign currency transactions                      (67,529)         (36,599)         (88,778)
  Net change in unrealized (depreciation) appreciation on
    investments                                                           (39,878)         168,194           26,493
  Net change in unrealized (depreciation) appreciation on
    foreign currency                                                       (2,206)           1,278           (1,622)
                                                                    -------------    -------------    -------------
  Net increase in net assets resulting from operations                    432,695          188,367          276,299
                                                                    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                            296,426          163,692          501,216
  Cost of shares redeemed                                              (1,283,908)        (254,068)        (486,328)
                                                                    -------------    -------------    -------------
  Net (decrease) increase in net assets resulting from capital
    share transactions                                                   (987,482)         (90,376)          14,888
                                                                    -------------    -------------    -------------
  Net (decrease) increase in net assets                                  (554,787)          97,991          291,187

NET ASSETS:
  Beginning of period                                                   2,122,896        2,024,905        1,733,718
                                                                    -------------    -------------    -------------
  End of period (Including accumulated net investment loss of
    $59,464, $15,536 and $0, respectively)                          $   1,568,109    $   2,122,896    $   2,024,905
                                                                    =============    =============    =============

----------
*  For the period from June 1, 2004 to March 31, 2005

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                  HALLMARK INTERNATIONAL SMALL-CAP FUND-CLASS R

                 INTERNATIONAL SMALL-CAP CLASS R RETURN         SMALL-CAP EAFE RETURN
  8/1/2000*                     $   10,000                           $     10,000
 8/31/2000                      $   10,330                           $     10,358
 9/30/2000                      $   10,470                           $      9,763
10/31/2000                      $    9,710                           $      9,084
11/30/2000                      $    9,110                           $      9,056
12/31/2000                      $    9,420                           $      9,085
 1/31/2001                      $    9,260                           $      9,353
 2/28/2001                      $    8,400                           $      9,160
 3/31/2001                      $    7,230                           $      8,427
 4/30/2001                      $    7,420                           $      9,125
 5/31/2001                      $    7,320                           $      9,072
 6/30/2001                      $    7,390                           $      8,788
 7/31/2001                      $    7,260                           $      8,418
 8/31/2001                      $    7,240                           $      8,501
 9/30/2001                      $    6,400                           $      7,340
10/31/2001                      $    6,700                           $      7,704
11/30/2001                      $    6,680                           $      7,994
12/31/2001                      $    6,830                           $      7,787
 1/31/2002                      $    6,780                           $      7,597
 2/28/2002                      $    7,070                           $      7,719
 3/31/2002                      $    7,300                           $      8,188
 4/30/2002                      $    7,590                           $      8,462
 5/31/2002                      $    7,950                           $      8,816
 6/30/2002                      $    7,980                           $      8,472
 7/31/2002                      $    7,120                           $      7,811
 8/31/2002                      $    7,000                           $      7,704
 9/30/2002                      $    6,620                           $      7,081
10/31/2002                      $    6,550                           $      6,986
11/30/2002                      $    6,540                           $      7,182
12/31/2002                      $    6,630                           $      7,041
 1/31/2003                      $    6,520                           $      6,937
 2/28/2003                      $    6,560                           $      6,874
 3/31/2003                      $    6,560                           $      6,789
 4/30/2003                      $    6,880                           $      7,395
 5/31/2003                      $    7,530                           $      8,004
 6/30/2003                      $    7,710                           $      8,417
 7/31/2003                      $    7,900                           $      8,668
 8/31/2003                      $    8,180                           $      9,234
 9/30/2003                      $    8,770                           $      9,763
10/31/2003                      $    9,900                           $     10,533
11/30/2003                      $    9,420                           $     10,484
12/31/2003                      $    9,815                           $     11,107
 1/31/2004                      $    9,701                           $     11,667
 2/29/2004                      $    9,815                           $     11,993
 3/31/2004                      $    9,402                           $     12,419
 4/30/2004                      $    9,041                           $     12,015
 5/31/2004                      $    8,741                           $     11,784
 6/30/2004                      $    9,041                           $     12,397
 7/31/2004                      $    8,463                           $     11,824
 8/31/2004                      $    8,308                           $     11,895
 9/30/2004                      $    8,659                           $     12,143
10/31/2004                      $    8,793                           $     12,589
11/30/2004                      $    9,381                           $     13,580
12/31/2004                      $    9,525                           $     14,232
 1/31/2005                      $    9,390                           $     14,509
 2/28/2005                      $    9,562                           $     15,084
 3/31/2005                      $    9,243                           $     14,771
 4/30/2005                      $    8,899                           $     14,382
 5/31/2005                      $    9,095                           $     14,341
 6/30/2005                      $    9,513                           $     14,698
 7/31/2005                      $   10,090                           $     15,354
 8/31/2005                      $   10,348                           $     15,779
 9/30/2005                      $   10,507                           $     16,389
10/31/2005                      $    9,771                           $     15,844
11/30/2005                      $    9,623                           $     16,342
12/31/2005                      $   10,444                           $     17,632
 1/31/2006                      $   11,167                           $     18,831
 2/28/2006                      $   11,092                           $     18,592
 3/31/2006                      $   11,914                           $     19,417

International Small-Cap Class R Return--19.14%
Small-Cap EAFE Return--94.17%

Dear Shareholders:

The Hallmark International Small Cap Fund modestly underperformed its benchmark for the 12 months ending March 31, 2006. During this volatile period in the world equity market, investors remained focused on the robustness of worldwide economic growth and shrugged off concerns about inflationary pressures, rising interest rates, high oil prices, Hurricane Katrina and geo-political uncertainties in Iran and Nigeria. The primary reason for our underperformance was that we remained risk averse and valuation sensitive and reduced our exposure to the energy sector and Japan and had a very modest exposure to emerging markets.

Looking ahead, we believe that the combination of the benign inflationary environment and the favorable prospects for global growth will be positive for international equities. More specifically, we expect economic growth in most parts of the world (ex-US) to accelerate, which should provide for continued earnings growth, attractive valuations, and higher market levels. Going forward, sectors that we expect to perform particularly well include energy, materials, and healthcare. Regionally, we believe that the outlooks for a number of major European countries (ex-U.K.) appear favorable. Besides geo-political issues, the potential risks that we believe warrant watching include further rapid increases in US interest rates and a collapse in the US dollar.

The fund continues to be diversified and invested in companies that are well managed, dynamic and offer attractive valuations.

                                                              FIVE YEARS         INCEPTION         INCEPTION
                                             ONE YEAR         ANNUALIZED         ANNUALIZED          DATE
AS OF MARCH 31, 2006:
International Small-Cap Fund - Class R        28.91%            10.50%              3.14%           8/1/00
Small Cap EAFE                                31.45%            18.16%             12.43%

GURUDUTT BALIGA
CHIEF INVESTMENT OFFICER
PINNACLE ASSOCIATES, LTD.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark International Small-Cap Fund on 8/1/2000 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Small-Cap Europe, Australasia, Far East Index (Small Cap EAFE Index) on that date. All dividends and capital gains are reinvested. The Small-Cap EAFE Index is an unmanaged stock index designed to measure the investment returns of developed countries outside North America.

----------
* Commencement of operations

                                     (UNAUDITED)

              HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND
                        SCHEDULE OF INVESTMENTS--MARCH 31, 2006

SHARES                                                                                     VALUE
------                                                                                     -----
               COMMON STOCKS--96.7%
               AUSTRALIA--1.6%
         515   Sonic Healthcare Ltd                                                     $      5,792
                                                                                        ------------
               COLOMBIA--1.4%
         150   Bancolombia S.A - Sponsored ADR                                                 5,235
                                                                                        ------------
               FINLAND--2.2%
         300   YIT Oyi                                                                         8,137
                                                                                        ------------
               FRANCE--9.6%
          45   Compagnie Generale de Geophysique SA*                                           6,544
          53   Eiffage SA                                                                      8,710
          35   Neopost SA                                                                      3,805
         130   Orpea*                                                                          8,523
         115   Zodiac SA                                                                       7,463
                                                                                        ------------
                                                                                              35,045
                                                                                        ------------
               GERMANY--7.4%
         180   CTS Eventim AG*                                                                 6,058
         105   K + S AG                                                                        8,475
         100   Rheinmetall AG                                                                  7,756
          60   Schwarz Pharma AG                                                               4,843
                                                                                        ------------
                                                                                              27,132
                                                                                        ------------
               HONG KONG--1.9%
      10,000   China Overseas Land & Investment Ltd.                                           6,831
                                                                                        ------------
               INDIA--3.7%
         270   Dr. Reddy's Laboratories Ltd.                                                   8,478
         120   Satyam Computer Services Ltd. ADR                                               5,251
                                                                                        ------------
                                                                                              13,729
                                                                                        ------------
               IRELAND--2.2%
         480   Anglo Irish Bank Corp. PLC                                                      7,911
                                                                                        ------------
               ITALY--7.0%
         870   Azimut Holding S.p.A.                                                          10,881
         630   Geox S.p.A.                                                                     8,398
          84   Tod's S.p.A.                                                                    6,484
                                                                                        ------------
                                                                                              25,763
                                                                                        ------------
               JAPAN--21.9%
         200   Arrk Corp.                                                                      7,305
           1   En-Japan Inc.                                                                   5,827
       2,000   Japan Steel Works (The) Ltd.                                                   13,641
         100   Otsuka Corp.                                                                   11,730
         130   Point Inc.                                                                      9,320
           2   Round One Corp.                                                                 9,326
         200   Sysmex Corp.                                                                    8,715
       1,000   Tokyu Land Corp.                                                                8,936
         200   United Arrows Ltd.                                                              5,453
                                                                                        ------------
                                                                                              80,253
                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                     VALUE
------                                                                                     -----
               COMMON STOCKS (CONTINUED)
               NETHERLANDS--8.4%
         375   ASM International N.V.*                                                  $      7,585
          80   Koninklijke Bam Groep N.V.                                                      8,115
         115   Koninklijke Boskalis Westminster N.V.                                           7,428
          75   SBM Offshore N.V.                                                               7,521
                                                                                        ------------
                                                                                              30,649
                                                                                        ------------
               NORWAY--10.3%
       1,400   Fast Search & Transfer ASA*                                                     5,235
         280   Fred. Olsen Energy ASA*                                                        11,431
         420   Tandberg Television ASA*                                                        8,813
         150   TGS Nopec Geophysical Co. ASA*                                                  9,191
         400   Tomra Systems ASA                                                               3,205
                                                                                        ------------
                                                                                              37,875
                                                                                        ------------
               SINGAPORE--6.2%
       9,000   Cosco Corp Singapore Ltd.                                                       6,848
       5,000   Jurong Technologies Industrial Corp. Ltd.                                       4,949
       3,000   KS Energy Services Ltd.                                                         5,716
       4,000   StarHub Ltd.                                                                    5,370
                                                                                        ------------
                                                                                              22,883
                                                                                        ------------
               SPAIN--4.0%
         130   Banco Pastor SA                                                                 7,558
       1,350   Tubacex, SA                                                                     7,182
                                                                                        ------------
                                                                                              14,740
                                                                                        ------------
               SWEDEN--2.1%
         160   Modern Times Group MTG AB*                                                      7,522
                                                                                        ------------
               SWITZERLAND--6.8%
          27   Kuehne & Nagel International AG                                                 8,751
         230   Phonak Holding AG -                                                            13,092
          20   Ypsomed Holding AG*                                                             3,348
                                                                                        ------------
                                                                                              25,191
                                                                                        ------------
               TOTAL INVESTMENTS (COST $261,174)                               96.7%         354,688
               OTHER ASSETS, LIABILITIES                                        3.3           12,190
                                                                              -----     ------------
               NET ASSETS                                                     100.0%**  $    366,878
                                                                              =====     ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing.
ADR--American Depositary Receipt.

                          SEE NOTES TO FINANCIAL STATEMENTS.

              HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
   Investments in securities, at value
     (cost $261,174) (Note 2)                                            $      354,688
   Receivable for securities sold                                                24,001
   Dividends receivable                                                             619
                                                                         --------------
     Total Assets                                                               379,308
                                                                         --------------
LIABILITIES:
   Due to custodian                                                              12,430
                                                                         --------------
     Total Liabilities                                                           12,430
                                                                         --------------
NET ASSETS (Notes 1, 3 & 5)                                              $      366,878
                                                                         ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001)                              $           76
   Paid in capital                                                              286,141
   Accumulated net investment loss                                              (12,996)
   Net unrealized appreciation on investments
     and translation of foreign currency                                         93,657
                                                                         --------------
NET ASSETS                                                               $      366,878
                                                                         ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($244,787/51,204 shares)                                      $         4.78
                                                                         ==============
   Class I ($122,091/24,465 shares)                                      $         4.99
                                                                         ==============

STATEMENT OF OPERATIONS
FOR YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
   Dividends*                                                            $        7,109
                                                                         --------------
     Total Investment Income                                                      7,109
                                                                         --------------
EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                                      5,369
     Class I                                                                      2,346
   Distribution (12b-1) fees - Class R                                              866
   Interest expense                                                                   5
   Accounting salaries                                                                3
   Trustee fees                                                                       4
                                                                         --------------
     Total Expenses                                                               8,593
                                                                         --------------
     Net Investment Loss                                                         (1,484)
                                                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY (Note 1):
   Net realized gain on investments                                             126,664
   Net realized loss on foreign currency transactions                           (31,005)
   Net change in unrealized appreciation on investments                          32,971
   Net change in unrealized gain on translation of
     foreign currency                                                                65
                                                                         --------------
   Net realized and unrealized gain on investments and
     foreign currency                                                           128,695
                                                                         --------------
   Net Increase in Net Assets Resulting from Operations                  $      127,211
                                                                         ==============

----------
* Dividends are net of foreign tax withholdings of $728

                          SEE NOTES TO FINANCIAL STATEMENTS.

                          STATEMENT OF CHANGES IN NET ASSETS
        FOR THE PERIODS ENDED MARCH 31, 2006, MARCH 31, 2005 AND MAY 31, 2004

                                                                     YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                                                      MARCH 31,        MARCH 31,          MAY 31,
                                                                         2006             2005*            2004
                                                                    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) income                                      $      (1,484)   $      (1,873)   $       1,051
  Net realized gain on investments                                        126,664          371,976          344,117
  Net realized loss on foreign currency transactions                      (31,005)        (117,352)        (176,321)
  Net change in unrealized appreciation on investments                     32,971         (126,252)          18,493
  Net change in unrealized gain (loss) on translation
    of foreign currency                                                        65              779             (761)
                                                                    -------------    -------------    -------------
  Net increase in net assets resulting from operations                    127,211          127,278          186,579
                                                                    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R                                                              (133,156)         (80,472)         (47,166)
    Class I                                                               (73,365)         (34,603)          (8,284)
  Return of capital
    Class R                                                               (58,667)              --               --
    Class I                                                               (32,325)              --               --
                                                                    -------------    -------------    -------------
  Total distributions to shareholders                                    (297,513)        (115,075)         (55,450)
                                                                    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                        164,842          550,095        2,187,107
  Reinvestment of distributions                                           213,492          106,007           54,564
  Cost of shares redeemed                                                (387,860)      (2,011,673)      (1,531,218)
                                                                    -------------    -------------    -------------
  Net (decrease) increase in net assets resulting from
    capital share transactions                                             (9,526)      (1,355,571)         710,453
                                                                    -------------    -------------    -------------
  Net (decrease) increase in net assets                                  (179,828)      (1,343,368)         841,582

NET ASSETS:
  Beginning of period                                                     546,706        1,890,074        1,048,492
                                                                    -------------    -------------    -------------
  End of period (Including accumulated net investment
    loss of $12,996, $50,970 and $0, respectively)                  $     366,878    $     546,706    $   1,890,074
                                                                    =============    =============    =============

----------
* For the period from June 1, 2004 to March 31, 2005

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK LARGE-CAP GROWTH FUND-CLASS R

                   LARGE-CAP GROWTH CLASS R RETURN        S&P 500 RETURN
 3/31/1996                 $         10,000               $       10,000
 4/30/1996                 $         10,124               $       10,134
 5/31/1996                 $         10,439               $       10,366
 6/30/1996                 $         10,543               $       10,389
 7/31/1996                 $         10,286               $        9,914
 8/31/1996                 $         10,477               $       10,101
 9/30/1996                 $         11,220               $       10,648
10/31/1996                 $         11,535               $       10,926
11/30/1996                 $         12,240               $       11,728
12/31/1996                 $         11,907               $       11,475
 1/31/1997                 $         12,946               $       12,179
 2/28/1997                 $         13,041               $       12,251
 3/31/1997                 $         12,545               $       11,729
 4/30/1997                 $         13,642               $       12,414
 5/31/1997                 $         13,928               $       13,141
 6/30/1997                 $         14,509               $       13,712
 7/31/1997                 $         15,300               $       14,784
 8/31/1997                 $         14,233               $       13,934
 9/30/1997                 $         15,110               $       14,675
10/31/1997                 $         14,643               $       14,169
11/30/1997                 $         15,500               $       14,801
12/31/1997                 $         15,802               $       15,034
 1/31/1998                 $         15,947               $       15,186
 2/28/1998                 $         17,007               $       16,256
 3/31/1998                 $         17,609               $       17,068
 4/30/1998                 $         17,881               $       17,223
 5/31/1998                 $         17,648               $       16,899
 6/30/1998                 $         18,513               $       17,565
 7/31/1998                 $         18,241               $       17,361
 8/31/1998                 $         15,918               $       14,830
 9/30/1998                 $         16,929               $       15,755
10/31/1998                 $         18,085               $       17,020
11/30/1998                 $         18,892               $       18,027
12/31/1998                 $         19,777               $       19,043
 1/31/1999                 $         20,616               $       19,824
 2/28/1999                 $         20,576               $       19,184
 3/31/1999                 $         21,436               $       19,928
 4/30/1999                 $         22,016               $       20,684
 5/31/1999                 $         21,376               $       20,168
 6/30/1999                 $         22,096               $       21,266
 7/31/1999                 $         21,476               $       20,584
 8/31/1999                 $         21,786               $       20,456
 9/30/1999                 $         20,246               $       19,872
10/31/1999                 $         21,976               $       21,114
11/30/1999                 $         22,076               $       21,517
12/31/1999                 $         22,400               $       22,761
 1/31/2000                 $         21,542               $       21,603
 2/29/2000                 $         20,553               $       21,168
 3/31/2000                 $         21,938               $       23,216
 4/30/2000                 $         20,740               $       22,501
 5/31/2000                 $         19,036               $       22,008
 6/30/2000                 $         21,092               $       22,534
 7/31/2000                 $         20,355               $       22,166
 8/31/2000                 $         22,444               $       23,512
 9/30/2000                 $         20,905               $       22,254
10/31/2000                 $         19,982               $       22,144
11/30/2000                 $         17,135               $       20,371
12/31/2000                 $         17,402               $       20,454
 1/31/2001                 $         17,978               $       21,162
 2/28/2001                 $         16,322               $       19,209
 3/31/2001                 $         15,258               $       17,976
 4/30/2001                 $         16,426               $       19,356
 5/31/2001                 $         16,352               $       19,455
 6/30/2001                 $         15,953               $       18,969
 7/31/2001                 $         15,820               $       18,764
 8/31/2001                 $         14,489               $       17,561
 9/30/2001                 $         12,833               $       16,126
10/31/2001                 $         13,558               $       16,418
11/30/2001                 $         14,341               $       17,652
12/31/2001                 $         14,622               $       17,786
 1/31/2002                 $         14,031               $       17,509
 2/28/2002                 $         13,558               $       17,145
 3/31/2002                 $         13,986               $       17,775
 4/30/2002                 $         12,789               $       16,684
 5/31/2002                 $         12,390               $       16,532
 6/30/2002                 $         11,118               $       15,334
 7/31/2002                 $         10,275               $       14,123
 8/31/2002                 $         10,113               $       14,192
 9/30/2002                 $          9,122               $       12,630
10/31/2002                 $          9,906               $       13,722
11/30/2002                 $         10,941               $       14,505
12/31/2002                 $          9,950               $       13,630
 1/31/2003                 $          9,595               $       13,256
 2/28/2003                 $          9,492               $       13,031
 3/31/2003                 $          9,551               $       13,140
 4/30/2003                 $         10,615               $       14,205
 5/31/2003                 $         11,236               $       14,928
 6/30/2003                 $         11,429               $       15,097
 7/31/2003                 $         11,547               $       15,342
 8/31/2003                 $         11,739               $       15,616
 9/30/2003                 $         11,517               $       15,429
10/31/2003                 $         12,212               $       16,277
11/30/2003                 $         12,508               $       16,393
12/31/2003                 $         13,188               $       17,226
 1/31/2004                 $         13,425               $       17,523
 2/29/2004                 $         13,661               $       17,737
 3/31/2004                 $         13,365               $       17,447
 4/30/2004                 $         13,114               $       17,154
 5/31/2004                 $         13,321               $       17,361
 6/30/2004                 $         13,484               $       17,674
 7/31/2004                 $         12,818               $       17,068
 8/31/2004                 $         12,730               $       17,107
 9/30/2004                 $         12,671               $       17,267
10/31/2004                 $         12,848               $       17,509
11/30/2004                 $         13,218               $       18,185
12/31/2004                 $         13,691               $       18,775
 1/31/2005                 $         13,439               $       18,300
 2/28/2005                 $         13,454               $       18,646
 3/31/2005                 $         13,203               $       18,290
 4/30/2005                 $         12,996               $       17,922
 5/31/2005                 $         13,321               $       18,459
 6/30/2005                 $         13,144               $       18,456
 7/31/2005                 $         13,558               $       19,120
 8/31/2005                 $         13,587               $       18,905
 9/30/2005                 $         13,646               $       19,037
10/31/2005                 $         13,425               $       18,699
11/30/2005                 $         14,001               $       19,357
12/31/2005                 $         13,913               $       19,338
 1/31/2006                 $         13,779               $       19,831
 2/28/2006                 $         13,869               $       19,840
 3/31/2006                 $         14,122               $       20,059

Large-Cap Growth Class R Return--41.22%
S&P 500 Return--100.59%

Dear Shareholders:

We would like to take this opportunity to thank our existing shareholders. For the fiscal year ending March 31, 2006, the fund finished up 6.96%, 2.72% behind our benchmark of the S&P 500.

The primary underperformance occurred from the fund's exposure to the healthcare sector. Investment in Pfizer continued to disappoint due to slowing sales for its best selling drug, Lipitor. Additionally, consumer staples Anheuser Busch and Sysco Corporation were a performance drag. We remain committed to our three to five year outlook for this sector as well as other holdings.

We continue to focus the portfolio toward growth-at-a-reasonable price (GARP). Last year, many investors were rewarded by buying energy stocks. Our philosophy remains conservative and continues to focus on investments that are undervalued relative to their long-term growth rates.

Looking forward, we will continue to concentrate the portfolio in approximately 30 stocks. The fund is focused in companies with strong cash flow and above average growth prospects. Currently, the fund is over weighted in cyclical sectors including Industrials, Information Technology, and Consumer Discretionary. These sectors are likely to benefit the most from the next leg of the economic cycle. Over the next year, we see many opportunities to find attractive investments with favorable risk reward relationships.

                                                         FIVE YEARS     10 YEARS     INCEPTION    INCEPTION
                                             ONE YEAR    ANNUALIZED    ANNUALIZED    ANNUALIZED      DATE
                                             --------    ----------    ----------    ----------   ---------
AS OF MARCH 31, 2006:
Large-Cap Growth Fund - Class R                6.96%        (1.53)%       3.51%         3.91%     1/2/96
S&P 500                                        9.68%         2.22%        7.20%         7.44%

RICHARD D. STEINBERG, CFA
PRESIDENT AND CHIEF INVESTMENT OFFICER
STEINBERG GLOBAL ASSET MANAGEMENT, LTD.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Large-Cap Growth Fund on 3/31/96 to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500(R) Index (S&P 500) is an unmanaged index generally representative of the U.S. stock market.

                                   (UNAUDITED)

               HALLMARK EQUITY SERIES TRUST--LARGE-CAP GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2006

SHARES                                                                                                              VALUE
------                                                                                                              -----
             COMMON STOCKS--97.3%
             AIRCRAFT ENGINES & ENGINE PARTS--4.9%
       480   Textron, Inc.                                                                                     $        44,827
     1,050   United Technologies Corp.                                                                                  60,868
                                                                                                               ---------------
                                                                                                                       105,695
                                                                                                               ---------------
             BIOLOGICAL PRODUCTS--3.4%
       995   Amgen Inc.*                                                                                                72,386
                                                                                                               ---------------
             BOTTLED & CANNED SOFT DRINKS & CARBONATED WATER--2.9%
     1,075   PepsiCo Inc.                                                                                               62,124
                                                                                                               ---------------
             CABLE & OTHER PAY TELEVISION SERVICES--3.4%
     2,810   Comcast Corp. - CL A*                                                                                      73,510
                                                                                                               ---------------
             COMMUNICATIONS EQUIPMENT--3.3%
     3,380   Nokia Corp. ADR                                                                                            70,034
                                                                                                               ---------------
             ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT--3.1%
     1,925   General Electric Co.                                                                                       66,951
                                                                                                               ---------------
             ELECTRONIC COMPONENTS--3.8%
     3,770   Cisco Systems, Inc.*                                                                                       81,696
                                                                                                               ---------------
             FIRE, MARINE & CASUALTY INSURANCE--3.4%
     1,100   American International Group, Inc.                                                                         72,699
                                                                                                               ---------------
             GENERAL INDUSTRY MACHINERY & EQUIPMENT--3.0%
     1,545   Ingersoll-Rand Co. Ltd. - CL A                                                                             64,566
                                                                                                               ---------------
             HOSPITAL & MEDICAL SERVICE PLANS--3.9%
     1,085   WellPoint, Inc.*                                                                                           84,012
                                                                                                               ---------------
             INDUSTRIAL GOODS-DIVERSIFIED MACHINERY--3.1%
       910   Eaton Corp.                                                                                                66,403
                                                                                                               ---------------
             LIFE INSURANCE--3.9%
     2,525   Genworth Financial, Inc.                                                                                   84,411
                                                                                                               ---------------
             NATIONAL COMMERCIAL BANKS--11.6%
     1,910   Bank of America Corp.                                                                                      86,981
     1,835   Citigroup, Inc.                                                                                            86,685
     1,815   J.P. Morgan Chase & Co.                                                                                    75,577
                                                                                                               ---------------
                                                                                                                       249,243
                                                                                                               ---------------
             ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES--3.3%
     1,065   Zimmer Holdings Inc.*                                                                                      71,994
                                                                                                               ---------------
             PETROLEUM REFINING--6.2%
     1,125   ConocoPhillips                                                                                             71,044
     1,075   ChevronTexaco Corp.                                                                                        62,318
                                                                                                               ---------------
                                                                                                                       133,362
                                                                                                               ---------------
             RETAIL-APPAREL & ACCESSORY STORES--2.4%
       895   Abercrombie & Fitch Co.                                                                                    52,178
                                                                                                               ---------------
             RETAIL-LUMBER & OTHER BUILDING MATERIAL--3.8%
     1,285   Lowe's Companies, Inc.                                                                                     82,805
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                                              VALUE
------                                                                                                              -----
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS AND RELATED SERVICES--3.1%
     2,065   Texas Instruments, Inc.                                                                           $        67,051
                                                                                                               ---------------
             SERVICES-MOTION PICTURE PRODUCTION--2.7%
     1,350   Avid Technology, Inc.*                                                                                     58,671
                                                                                                               ---------------
             SERVICES-BUSINESS SERVICES--2.8%
     1,550   eBay, Inc.*                                                                                                60,543
                                                                                                               ---------------
             SERVICES-AMUSEMENT & RECREATION SERVICES--4.1%
     4,455   Live Nation, Inc.*                                                                                         88,387
                                                                                                               ---------------
             SERVICES-PREPACKAGED SOFTWARE--3.8%
     4,085   Check Point Software Technologies, Ltd.*                                                                   81,782
                                                                                                               ---------------
             WIRELESS EQUIPMENT--3.2%
     1,350   QUALCOMM Inc.                                                                                              68,323
                                                                                                               ---------------
             WHOLESALE-FOOD DISTRIBUTION--3.7%
     2,480   Sysco Corp.                                                                                                79,484
                                                                                                               ---------------
             WHOLESALE-MEDICAL, DENTAL, HOSPITAL EQUIPMENT & SUPPLIES--4.5%
     1,635   Johnson & Johnson                                                                                          96,825
                                                                                                               ---------------

             TOTAL INVESTMENTS (COST $1,978,204)                                                        97.3%        2,095,135
             OTHER ASSETS LESS LIABILITIES                                                               2.7            57,898
                                                                                                       -----   ---------------
             NET ASSETS                                                                                100.0%  $      2,153,03
                                                                                                       =====   ===============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
   Investments in securities, at value
      (cost $1,978,204) (Note 2)                                    $     2,095,135
   Cash                                                                      34,805
   Receivables for securities sold                                           69,755
   Dividends and interest receivable                                          3,059
   Receivable for fund shares sold                                            3,057
                                                                    ---------------
      Total Assets:                                                       2,205,811
                                                                    ---------------
LIABILITIES:
   Payable for securities purchased                                          52,752
   Miscellaneous expense payable                                                 26
                                                                    ---------------
      Total Liabilities                                                      52,778
                                                                    ---------------
TOTAL NET ASSETS (Notes 1, 3 & 5):                                  $     2,153,033
                                                                    ===============
COMPOSITION OF NET ASSETS:
   Capital Stock (at a par value of $.001 per share)                $           392
   Paid in capital                                                        3,922,934
   Undistributed net investment income                                       21,232
   Accumulated net realized loss on investments                          (1,908,455)
   Net unrealized appreciation on investments                               116,930
                                                                    ---------------
NET ASSETS                                                          $     2,153,033
                                                                    ===============
NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($1,249,884/131,932 shares)                              $          9.47
                                                                    ===============
   Class I ($903,149/259,680 shares)                                $          3.48
                                                                    ===============

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
   Dividends*                                                       $        51,893
   Interest                                                                   2,998
                                                                    ---------------
      Total Investment Income                                                54,891
                                                                    ---------------
EXPENSES (Note 3):
   Comprehensive management fee
      Class R                                                                23,182
      Class I                                                                12,510
   Distribution (12b-1) fees - Class R                                        4,829
   Trustee fees                                                                  26
   Accounting salaries                                                           21
                                                                    ---------------
      Total Expenses                                                         40,568
                                                                    ---------------
      Net Investment Income                                                  14,323
                                                                    ---------------
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (Note 1):
   Net realized gain on investments                                          89,656
   Net increase from payment by affiliate                                     3,451
   Net change in unrealized appreciation on investments                     110,179
                                                                    ---------------
   Net realized and unrealized gain on investments                          203,286
                                                                    ---------------
   Net Increase in Net Assets Resulting from Operations             $       217,609
                                                                    ===============

----------
*  Dividends are net of foreign tax withholdings of $1,251.

                       STATEMENT OF CHANGES IN NET ASSETS
      FOR THE PERIODS ENDED MARCH 31, 2006, MARCH 31, 2005 AND MAY 31, 2004

                                                                             YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                                                              MARCH 31,         MARCH 31,          MAY 31,
                                                                                2006              2005*             2004
                                                                           --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                    $       14,323    $       31,324    $       11,866
  Net increase from payment by affiliate                                            3,451                --                --
  Net realized gain (loss) on investments                                          89,656          (451,270)          159,994
  Net change in unrealized appreciation on investments                            110,179           418,305           517,489
                                                                           --------------    --------------    --------------
  Net increase (decrease) in net assets resulting from operations                 217,609            (1,641)          689,349
                                                                           --------------    --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class R                                                                       (16,500)               --                --
    Class I                                                                       (11,934)          (11,863)           (3,878)
                                                                           --------------    --------------    --------------
  Total dividends to shareholders                                                 (28,434)          (11,863)           (3,878)
                                                                           --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                                 85,315            81,786         2,254,674
  Reinvestment of dividends                                                        25,647            11,863             3,878
  Cost of shares redeemed                                                      (1,991,954)       (1,619,156)         (774,020)
                                                                           --------------    --------------    --------------
  Net (decrease) increase in net assets resulting from capital
    shares transactions                                                        (1,880,992)       (1,525,507)        1,484,532
                                                                           --------------    --------------    --------------
  Net (decrease) increase in net assets                                        (1,691,817)       (1,539,011)        2,170,003

NET ASSETS:
  Beginning of period                                                           3,844,850         5,383,861         3,213,858
                                                                           --------------    --------------    --------------
  End of period (including undistributed net investment income
    of $21,232, $31,324 and $11,866, respectively)                         $    2,153,033    $    3,844,850    $    5,383,861
                                                                           ==============    ==============    ==============

----------
* For the period from June 1, 2004 to March 31, 2005

                       SEE NOTES TO FINANCIAL STATEMENTS.

        HALLMARK MID-CAP GROWTH FUND-CLASS R

                 MID-CAP CLASS R RETURN   RUSSELL MID-CAP GROWTH RETURN
 1/10/2005*          $       10,000             $        10,000
 1/31/2005           $       10,107             $        10,075
 2/28/2005           $       10,157             $        10,330
 3/31/2005           $       10,086             $        10,179
 4/30/2005           $        9,750             $         9,777
 5/31/2005           $       10,100             $        10,337
 6/30/2005           $       10,207             $        10,529
 7/31/2005           $       10,592             $        11,143
 8/31/2005           $       10,328             $        11,075
 9/30/2005           $       10,435             $        11,218
10/31/2005           $       10,171             $        10,888
11/30/2005           $       10,692             $        11,479
12/31/2005           $       10,717             $        11,605
 1/31/2006           $       11,262             $        12,300
 2/28/2006           $       11,272             $        12,148
 3/31/2006           $       11,629             $        12,488

Mid-Cap Class R Return--16.29%
Russell Mid-Cap Growth Return--24.88%

Dear Shareholders:

We are delighted to have completed our first full year as sub advisor of the Hallmark Mid Cap Growth Fund. For the one-year period ending March 31, 2006, the Hallmark Mid Cap Growth Fund's total return at NAV was 15.30 percent. This compares to the performance of the Russell Mid Cap Growth Index of 22.68 percent.

We feel that the opportunity for investing in the mid capitalization tier of the market continues to be attractive. The past three years has seen a shift out of large capitalization companies and into mid capitalization companies. For the three-year period ending March 31st, 2006, the S&P 500 Index (a proxy for the large cap market) has a 50 percent price return, while the Russell Mid Cap Index has a 97 percent price return. While the valuation gap between the two market tiers has narrowed, there is still plenty of value to be found in mid cap stocks. We believe that we can find companies in this area of the market that meet our investment criteria and offer good value. Although we are focusing on smaller companies, the criteria which we use to select them remains unchanged: consistently high return on invested capital (ROI), double digit earnings growth and high levels of free cash flow. We continue to be owners of stocks and not renters, focusing on the long-term intrinsic value of their businesses.

Over the past two years, there has been a dramatic shift in the investment landscape. As the economy has bottomed due to the aggressive easing by the Federal Reserve, 'lower quality', aggressive stocks have performed very well. Companies that have had steep earnings declines, unhealthy balance sheets and weak markets have dramatically outperformed 'higher quality' stable growth companies. This dichotomy in performance is typical as the economy recovers, but the magnitude of the outperformance in this cycle is the greatest it has been in over forty years. If the past is any indicator of the future, we believe that most of this relative outperformance is behind us. In the past ten periods when 'lower quality' stocks have outperformed 'higher quality' stocks, the subsequent twelve-month period has seen a dramatic reversal of this performance.

                                                                     INCEPTION    INCEPTION
                                                         ONE YEAR    ANNUALIZED      DATE
                                                         --------    ----------   ---------
AS OF MARCH 31, 2006:
Mid-Cap Growth Fund - Class R                             15.30%       13.18%      1/10/05
Russell Mid-Cap Growth                                    22.68%       19.99%

DAVID KALIS, CFA
MANAGING DIRECTOR AND PORTFOLIO MANAGER
SEGALL, BRYANT & HAMILL INVESTMENT COUNSEL

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Mid-Cap Growth Fund on 1/10/05 (inception date) to a $10,000 investment made in the Russell Midcap Growth Index on that date. All dividends and capital gains are reinvested. The Russell Midcap(R) Growth Index measures the performance of those Russell Mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

----------
*  Commencement of operations

                                   (UNAUDITED)

                HALLMARK EQUITY SERIES TRUST--MID-CAP GROWTH FUND

                     SCHEDULE OF INVESTMENTS--MARCH 31, 2006

SHARES                                                                                                              VALUE
------                                                                                                              -----
             COMMON STOCKS--100.2%
             COMMUNICATIONS SERVICES--2.6%
     9,145   Liberty Global, Inc. - CL A*                                                                      $       187,198
    12,095   Liberty Global, Inc. - Series C*                                                                          238,876
                                                                                                               ---------------
                                                                                                                       426,074
                                                                                                               ---------------
             COMPUTER PERIPHERAL EQUIPMENT--6.5%
     8,725   Jabil Circuit, Inc.*                                                                                      373,953
    34,587   Symbol Technologies, Inc.                                                                                 365,930
     8,125   Logitech International ADR*                                                                               323,050
                                                                                                               ---------------
                                                                                                                     1,062,933
                                                                                                               ---------------
             DRILLING OIL AND GAS WELLS--2.0%
     5,525   GlobalSanteFe Corp.                                                                                       335,644
                                                                                                               ---------------
             FIRE, MARINE & CASUALTY INSURANCE--1.5%
     4,775   ACE Ltd.                                                                                                  248,348
                                                                                                               ---------------
             GROCERIES--1.6%
     6,650   Dean Foods Co.*                                                                                           258,219
                                                                                                               ---------------
             HEALTHCARE-MEDICAL APPLIANCES--2.5%
     7,350   Varian Medical Systems, Inc.*                                                                             412,776
                                                                                                               ---------------
             HEALTH SERVICE--0.9%
     2,725   Coventry Health Care, Inc.*                                                                               147,095
                                                                                                               ---------------
             HOTELS AND MOTELS--1.9%
     4,650   Marriott International, Inc. - CLA                                                                        318,990
                                                                                                               ---------------
             HOUSEHOLD AUDIO AND VIDEO EQUIPMENT--2.3%
     3,400   Harman International Industries                                                                           377,842
                                                                                                               ---------------
             INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL--2.4%
     8,025   Roper Industries, Inc.                                                                                    390,256
                                                                                                               ---------------
             INDUSTRIAL GAS--2.3%
     5,525   Air Products & Chemicals, Inc.                                                                            371,225
                                                                                                               ---------------
             INTERNET INFRASTRUCTURE EQUIPMENT--2.0%
    10,150   Avocent Corp.*                                                                                            322,161
                                                                                                               ---------------
             INFORMATION TECHNOLOGY--1.2%
     4,525   ChoicePoint Inc.*                                                                                         202,494
                                                                                                               ---------------
             INVESTMENT ADVICE--1.2%
     7,320   Eaton Vance Corp.                                                                                         200,422
                                                                                                               ---------------
             LABORATORY ANALYTICAL INSTRUMENTS--2.4%
    10,625   Thermo Electron Corp.*                                                                                    394,081
                                                                                                               ---------------
             LABORATORY APPARATUS AND FURNITURE--2.5%
     5,925   Fisher Scientific International Inc.*                                                                     403,196
                                                                                                               ---------------
             LIFE INSURANCE--1.5%
     4,925   Protective Life Corp.                                                                                     244,969
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                                              VALUE
------                                                                                                              -----
             COMMON STOCKS (CONTINUED)
             MACHINERY-PUMPS--2.1%
     7,687   Graco Inc.                                                                                        $       349,220
                                                                                                               ---------------
             MOTOR VEHICLE PARTS AND ACCESSORIES--2.3%
     6,600   ITT Industries, Inc.                                                                                      371,052
                                                                                                               ---------------
             MOTOR VEHICLES AND PASSSENGER CAR BODIES--2.0%
     5,300   Oshkosk Truck Corp.                                                                                       329,872
                                                                                                               ---------------
             NATIONAL COMMERCIAL BANKS--3.8%
     5,000   City National Corp.                                                                                       383,950
     5,450   Marshall & Ilsley Corp.                                                                                   237,511
                                                                                                               ---------------
                                                                                                                       621,461
                                                                                                               ---------------
             OIL & GAS SERVICES--4.4%
     9,850   BJ Services Co.                                                                                           340,810
     9,655   Smith International, Inc.                                                                                 376,159
                                                                                                               ---------------
                                                                                                                       716,969
                                                                                                               ---------------
             OPHTHALMIC GOODS--1.0%
     2,650   Bausch & Lomb Inc.                                                                                        168,805
                                                                                                               ---------------
             ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES--1.9%
     8,025   Respironics, Inc.*                                                                                        312,253
                                                                                                               ---------------
             RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT--2.5%
     7,200   Rockwell Collins, Inc.                                                                                    405,720
                                                                                                               ---------------
             REFUSE SYSTEMS--3.4%
     5,575   Republic Services, Inc.                                                                                   236,993
     4,850   Stericycle Inc*                                                                                           327,957
                                                                                                               ---------------
                                                                                                                       564,950
                                                                                                               ---------------
             RESTAURANTS--1.0%
     4,550   Cheesecake Factory Inc. (The)*                                                                            170,397
                                                                                                               ---------------
             RETAIL-AUTO AND HOME SUPPLY STORES--1.9%
     8,727   O'Reilly Automotive, Inc.*                                                                                319,059
                                                                                                               ---------------
             SCHOOLS--1.0%
     3,175   Laureate Education, Inc.*                                                                                 169,354
                                                                                                               ---------------
             SEA PASSENGER--1.6%
     6,075   Royal Caribbean Cruises, Ltd.                                                                             255,271
                                                                                                               ---------------
             SECURITY BROKERS & DEALERS--2.2%
     6,275   Jefferies Group Inc.                                                                                      367,088
                                                                                                               ---------------
             SEMICONDUCTORS AND RELATED SERVICES--3.7%
    11,375   National Semiconductor Corp.                                                                              316,680
     8,225   Microchip Technology Inc.                                                                                 298,568
                                                                                                               ---------------
                                                                                                                       615,248
                                                                                                               ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                                              VALUE
------                                                                                                              -----
             COMMON STOCKS (CONTINUED)
             SERVICES-BUSINESS SERVICES--2.1%
     7,125   Ritchie Brothers Auctioneers Inc.                                                                 $       352,688
                                                                                                               ---------------
             SERVICES-COMPUTER PROGRAMMING SERVICES--1.1%
     3,000   Cognizant Technology Solutions Corp. CL A*                                                                178,470
                                                                                                               ---------------
             SERVICES-EMPLOYMENT AGENCIES--2.4%
    10,250   Robert Half International, Inc.                                                                           395,753
                                                                                                               ---------------
             SERVICES-HEALTH SERVICES--1.6%
     4,350   Davita, Inc.*                                                                                             261,913
                                                                                                               ---------------
             SERVICES-HOME HEALTH CARE SERVICES--1.5%
     2,650   Express Scripts, Inc.*                                                                                    232,935
                                                                                                               ---------------
             SERVICES-PREPACKAGED SOFTWARE--2.4%
    10,025   Cognos, Inc.*                                                                                             389,973
                                                                                                               ---------------
             STATE COMMERCIAL BANKS--3.6%
     5,525   Northern Trust Corp.                                                                                      290,063
    10,875   Synovus Financial Corp.                                                                                   294,604
                                                                                                               ---------------
                                                                                                                       584,667
                                                                                                               ---------------
             SURETY INSURANCE--3.1%
     3,885   Ambac Financial Group, Inc.                                                                               309,246
     3,050   MGIC Investment Corp.                                                                                     203,222
                                                                                                               ---------------
                                                                                                                       512,468
                                                                                                               ---------------
             SURGICAL & MEDICAL INSTRUMENTS--1.3%
     3,075   Bard (C.R.), Inc.                                                                                         208,516
                                                                                                               ---------------
             SWITCHGEAR AND SWITCHBOARD APPARATUS--2.8%
    13,311   Littelfuse, Inc.*                                                                                         454,304
                                                                                                               ---------------
             TELEVISION BROADCASTING STATIONS--4.8%
    23,025   Univision Communications, Inc. - CL A*                                                                    793,672
                                                                                                               ---------------
             TRANSPORTATION-FREIGHT & CARGO--1.4%
     4,800   C.H. Robinson Worldwide Inc.                                                                              235,632
                                                                                                               ---------------
             TOTAL INVESTMENTS (COST $13,014,684)                                                      100.2%       16,454,435
             LIABILITIES LESS OTHER ASSETS                                                              (0.2)          (28,955)
                                                                                                       -----   ---------------
             NET ASSETS                                                                                100.0%  $    16,425,480
                                                                                                       =====   ===============

----------
Value of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

                HALLMARK EQUITY SERIES TRUST--MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
  Investments in securities, at value
    (cost $13,014,684) (Note 2)                                    $ 16,454,435
  Dividends and interest receivable                                      12,527
                                                                   ------------
    Total Assets                                                   $ 16,466,962
                                                                   ------------

LIABILITIES:
  Due to custodian                                                       37,253
  Miscellaneous expense payable                                           4,229
                                                                   ------------
    Total Liabilities                                                    41,482
                                                                   ------------
TOTAL NET ASSETS (Notes 1, 3 & 5)                                  $ 16,425,480
                                                                   ============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)                                1,401
  Paid in capital                                                    13,048,448
  Accumulated net realized loss on investments                          (64,120)
  Net unrealized appreciation on investments                          3,439,751
                                                                   ------------
NET ASSETS                                                         $ 16,425,480
                                                                   ============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($352,639/30,064 shares)                                 $      11.73
                                                                   ============
  Class I ($16,072,841/1,370,599 shares)                           $      11.73
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
  Dividends*                                                       $    111,310
                                                                   ------------
    Total Investment Income                                             111,310
                                                                   ------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                               5,066
    Class I                                                             161,846
  Distribution (12b-1) fees - Class R                                     1,013
  Trustee fees                                                              136
  Accounting salaries                                                       104
                                                                   ------------
    Total Expenses                                                      168,165
                                                                   ------------
    Net Investment Loss                                                 (56,855)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (Note 1):
  Net realized gain on investments                                    1,575,859
  Net change in unrealized appreciation
    on investments                                                      943,110
                                                                   ------------
  Net realized and unrealized gain on investments                     2,518,969
                                                                   ------------
  Net Increase in Net Assets Resulting from Operations             $  2,462,114
                                                                   ============

----------
* Dividends are net of foreign tax withholding of $328.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS
      FOR THE PERIODS ENDED MARCH 31, 2006, MARCH 31, 2005 AND MAY 31, 2004

                                                                                     YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                                                      MARCH 31,       MARCH 31,        MAY 31,
                                                                                        2006            2005*           2004
                                                                                    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                                               $    (56,855)   $    (90,750)   $   (103,945)
  Net realized gain on investments                                                     1,575,859       1,619,421         514,891
  Net change in unrealized appreciation (depreciation) on investments                    943,110        (223,297)      2,962,371
                                                                                    ------------    ------------    ------------
  Net increase in net assets resulting from operations                                 2,462,114       1,305,374       3,373,317
                                                                                    ------------    ------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R                                                                              (66,089)             --              --
    Class I                                                                           (2,165,853)             --              --
  Return of capital
    Class R                                                                              (73,080)             --              --
    Class I                                                                           (2,394,979)       (144,777)             --
                                                                                    ------------    ------------    ------------
  Total dividends to shareholders                                                     (4,700,001)       (144,777)             --
                                                                                    ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                                     1,228,234         906,851       1,554,248
  Re-investment of distributions                                                       4,533,865         140,442              --
  Cost of shares redeemed                                                             (3,224,510)     (1,562,501)       (808,090)
                                                                                    ------------    ------------    ------------
  Net increase (decrease) in net assets resulting from capital share transactions      2,537,589        (515,208)        746,158
                                                                                    ------------    ------------    ------------
  Net increase in net assets                                                             299,702         645,389       4,119,475

NET ASSETS:
  Beginning of period                                                                 16,125,778      15,480,389      11,360,914
                                                                                    ------------    ------------    ------------
  End of period                                                                     $ 16,425,480    $ 16,125,778    $ 15,480,389
                                                                                    ============    ============    ============

----------
*  For the period from June 1, 2004 to March 31, 2005

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK SMALL-CAP GROWTH FUND-CLASS R

                  SMALL-CAP GROWTH CLASS R RETURN    RUSSELL 2000 GROWTH RETURN
 3/31/1996              $             10,000            $             10,000
 4/30/1996              $             11,103            $             10,768
 5/31/1996              $             11,664            $             11,320
 6/30/1996              $             10,984            $             10,585
 7/31/1996              $              9,523            $              9,292
 8/31/1996              $             10,280            $              9,980
 9/30/1996              $             11,073            $             10,494
10/31/1996              $             10,209            $             10,042
11/30/1996              $             10,346            $             10,321
12/31/1996              $             10,018            $             10,522
 1/31/1997              $             10,531            $             10,785
 2/28/1997              $              9,290            $             10,134
 3/31/1997              $              8,283            $              9,418
 4/30/1997              $              8,271            $              9,309
 5/31/1997              $              9,255            $             10,708
 6/30/1997              $              9,535            $             11,071
 7/31/1997              $             10,072            $             11,638
 8/31/1997              $             10,388            $             11,987
 9/30/1997              $             11,169            $             12,944
10/31/1997              $             10,328            $             12,166
11/30/1997              $              9,970            $             11,876
12/31/1997              $              9,964            $             11,883
 1/31/1998              $              9,618            $             11,725
 2/28/1998              $             10,310            $             12,760
 3/31/1998              $             10,763            $             13,295
 4/30/1998              $             10,894            $             13,376
 5/31/1998              $              9,934            $             12,404
 6/30/1998              $             10,781            $             12,530
 7/31/1998              $             10,459            $             11,485
 8/31/1998              $              8,116            $              8,834
 9/30/1998              $              9,362            $              9,729
10/31/1998              $              9,982            $             10,236
11/30/1998              $             10,578            $             11,028
12/31/1998              $             11,974            $             12,026
 1/31/1999              $             13,208            $             12,567
 2/28/1999              $             12,302            $             11,417
 3/31/1999              $             12,892            $             11,823
 4/30/1999              $             13,536            $             12,866
 5/31/1999              $             14,079            $             12,887
 6/30/1999              $             16,041            $             13,566
 7/31/1999              $             16,398            $             13,147
 8/31/1999              $             17,525            $             12,656
 9/30/1999              $             18,778            $             12,898
10/31/1999              $             20,203            $             13,228
11/30/1999              $             23,488            $             14,624
12/31/1999              $             28,238            $             17,202
 1/31/2000              $             29,150            $             17,042
 2/29/2000              $             38,722            $             21,004
 3/31/2000              $             35,867            $             18,799
 4/30/2000              $             32,068            $             16,900
 5/31/2000              $             28,880            $             15,423
 6/30/2000              $             33,238            $             17,416
 7/31/2000              $             29,691            $             15,923
 8/31/2000              $             35,062            $             17,598
 9/30/2000              $             33,138            $             16,724
10/31/2000              $             30,175            $             15,371
11/30/2000              $             24,855            $             12,579
12/31/2000              $             28,081            $             13,349
 1/31/2001              $             29,785            $             14,429
 2/28/2001              $             24,163            $             12,451
 3/31/2001              $             21,383            $             11,319
 4/30/2001              $             24,653            $             12,706
 5/31/2001              $             24,317            $             13,001
 6/30/2001              $             24,324            $             13,356
 7/31/2001              $             23,262            $             12,216
 8/31/2001              $             21,432            $             11,453
 9/30/2001              $             16,800            $              9,604
10/31/2001              $             19,091            $             10,528
11/30/2001              $             21,682            $             11,407
12/31/2001              $             23,198            $             12,118
 1/31/2002              $             22,712            $             11,685
 2/28/2002              $             20,779            $             10,932
 3/31/2002              $             22,635            $             11,882
 4/30/2002              $             21,522            $             11,626
 5/31/2002              $             19,737            $             10,947
 6/30/2002              $             17,561            $             10,019
 7/31/2002              $             14,433            $              8,481
 8/31/2002              $             14,619            $              8,478
 9/30/2002              $             13,141            $              7,864
10/31/2002              $             13,985            $              8,262
11/30/2002              $             15,917            $              9,080
12/31/2002              $             14,343            $              8,452
 1/31/2003              $             14,158            $              8,222
 2/28/2003              $             13,627            $              8,003
 3/31/2003              $             13,742            $              8,124
 4/30/2003              $             14,862            $              8,892
 5/31/2003              $             16,928            $              9,892
 6/30/2003              $             17,190            $             10,083
 7/31/2003              $             18,265            $             10,846
 8/31/2003              $             19,724            $             11,426
 9/30/2003              $             18,975            $             11,138
10/31/2003              $             20,914            $             12,098
11/30/2003              $             21,886            $             12,495
12/31/2003              $             22,110            $             12,549
 1/31/2004              $             23,351            $             13,207
 2/29/2004              $             23,351            $             13,190
 3/31/2004              $             22,923            $             13,252
 4/30/2004              $             21,739            $             12,588
 5/31/2004              $             22,040            $             12,839
 6/30/2004              $             22,961            $             13,266
 7/31/2004              $             20,108            $             12,076
 8/31/2004              $             19,180            $             11,815
 9/30/2004              $             20,460            $             12,469
10/31/2004              $             20,895            $             12,773
11/30/2004              $             22,136            $             13,850
12/31/2004              $             23,153            $             14,348
 1/31/2005              $             22,648            $             13,708
 2/28/2005              $             23,857            $             13,896
 3/31/2005              $             22,763            $             13,378
 4/30/2005              $             21,566            $             12,527
 5/31/2005              $             22,974            $             13,410
 6/30/2005              $             23,799            $             13,843
 7/31/2005              $             25,725            $             14,811
 8/31/2005              $             26,038            $             14,602
 9/30/2005              $             25,955            $             14,718
10/31/2005              $             25,002            $             14,174
11/30/2005              $             26,659            $             14,977
12/31/2005              $             26,934            $             14,954
 1/31/2006              $             29,032            $             16,397
 2/28/2006              $             28,226            $             16,309
 3/31/2006              $             29,154            $             17,102

Small-Cap Growth Class R Return--191.54%
Russell 2000 Growth Return--71.02%

Dear Shareholders:

The Hallmark Small-Cap Growth Fund is guided by an investment philosophy that was first articulated over thirty years ago and which remains even more relevant today. We believe that the information and pricing inefficiencies inherent in small company securities create an important opportunity for a bottom-up, fundamentally-driven manager to produce solid long-term investment returns.

For the year, the Hallmark Small-Cap Growth Fund built on its superior long-term performance record, returning 28.08% and outperforming the Russell 2000 Growth Index, which we consider to be the most appropriate benchmark for our investing style. Our three year compound annual return of 28.47% also exceeded the Index. The performance for both periods places your fund within the top third of all small-cap growth funds in the Morningstar universe. On a longer-term basis, the Hallmark Small-Cap Growth Fund has also produced outstanding returns, advancing better than 11% compounded annually for the past ten years, ahead of 73% of all funds in the Morningstar universe and more than double the return of the Russell 2000 Growth Index.

Our long-term returns have been achieved through an investment process that helps us identify companies whose superior business models confer substantial competitive advantage enabling sustained strong earnings growth irrespective of economic conditions.

Recent changes on Wall Street appear to enhance our competitive edge as research resources committed to small company analysis have been dramatically reduced. Five years ago, the largest U.S. brokerage firm covered over 2000 companies. Today, the same firm covers only 1200, a decrease of 43% with small company research suffering disproportionately. We believe this trend will make the information inefficiencies in this segment of the market more pronounced, creating greater opportunity for fundamentally-driven managers.

Our outlook for small growth stocks is positive, particularly relative to the value universe. After years of value outperformance, growth stocks turned in comparable returns for the past year. Growth stock valuations remain at multi-year lows while assets returns are rising.

The Hallmark Small-Cap Growth Fund is well-positioned to take advantage of what we expect to be renewed interest in growth companies. Indeed, the companies in our Fund are expected to generate sales and earnings growth of 25% and 27%, respectively in 2006, well in excess of the growth forecast for small companies generally. The portfolio reflects a diverse cross-section of innovation in America today and has been carefully constructed to capture both company- and industry-specific momentum. Our sector concentrations in technology, healthcare and consumer reflect our view that these large segments of the U.S. economy present ripe potential for new concepts or business strategies to emerge and either take market share or create entirely new markets.

We have recently scaled back on our energy exposure, reaping substantial profits while retaining positions in several high potential growth energy companies. Healthcare remains our largest sector concentration; the industry's large size, outstanding growth and superior visibility and consistency make it particularly appropriate for growth stock portfolios. Recently, we have focused our research resources on those companies attacking the cost side of the health care equation. As the baby boom ages, overall health care costs are bound to rise, creating even greater demand for more efficient, cost effective health care solutions. We believe that cost containment will be an investment theme with significant tailwinds for years to come.

                                                        FIVE YEARS        10 YEARS        INCEPTION      INCEPTION
                                         ONE YEAR       ANNUALIZED       ANNUALIZED       ANNUALIZED        DATE
                                         --------       ----------       ----------       ----------     ---------
AS OF MARCH 31, 2006:
Small-Cap Growth Fund - Class R            28.08%          6.39%           11.29%           15.29%       11/14/94
Russell 2000 Growth                        27.84%          8.60%            5.51%            7.85%

ED VROOM & ADELE WEISMAN
CO-PORTFOLIO MANAGERS
ROANOKE ASSET MANAGEMENT CORP.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Small-Cap Growth Fund on 03/31/1996 to a $10,000 investment made in the Russell 2000(R) Growth Index on that date. All dividends and capital gains are reinvested. Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                   (UNAUDITED)

               HALLMARK EQUITY SERIES TRUST--SMALL-CAP GROWTH FUND

                     SCHEDULE OF INVESTMENTS--MARCH 31, 2006

SHARES                                                                                       VALUE
------                                                                                       -----
               COMMON STOCKS--99.7%
               BIOLOGICAL PRODUCTS--2.4%
     36,900    PDL BioPharma, Inc.*                                                       $  1,210,320
                                                                                          ------------
               CHEMICALS & ALLIED PRODUCTS--2.3%
     37,200    NuCO2, Inc.*                                                                  1,180,728
                                                                                          ------------
               COMMUNICATIONS EQUIPMENT--1.9%
     70,900    AudioCodes, Ltd.*                                                               979,838
                                                                                          ------------
               CRUDE PETROLEUM AND NATURAL GAS--6.1%
     37,233    XTO Energy, Inc.                                                              1,622,242
     35,300    Newfield Exploration Co.*                                                     1,479,070
                                                                                          ------------
                                                                                             3,101,312
                                                                                          ------------
               HOSPITAL & MEDICAL SERVICE PLANS--3.9%
     56,000    HealthExtras, Inc.*                                                           1,976,800
                                                                                          ------------
               INDUSTRIAL GOODS-AEROSPACE & DEFENSE PRODUCTS--2.9%
     67,750    Hexcel Corp.*                                                                 1,488,468
                                                                                          ------------
               INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY & CONTROL--0.7%
     20,100    Photon Dynamics, Inc.*                                                          376,875
                                                                                          ------------
               INSURANCE AGENTS, BROKERS & SERVICE--2.8%
     42,600    Brown & Brown, Inc.                                                           1,414,320
                                                                                          ------------
               MAGNETIC AND OPTICAL RECORDING MEDIA--2.9%
    106,100    Aeroflex Inc.*                                                                1,456,753
                                                                                          ------------
               MANUFACTURING-PLASTIC PRODUCTS--1.3%
     32,900    Applied Films Corp.*                                                            639,247
                                                                                          ------------
               OIL & GAS FIELD EXPLORATION SERVICES--2.9%
     77,550    Tesco Corp.*                                                                  1,476,552
                                                                                          ------------
               OPTICAL INSTRUMENTS AND LENSES--2.6%
     54,900    Orbotech, Ltd.*                                                               1,352,187
                                                                                          ------------
               PHARMACEUTICAL PREPARATIONS--1.9%
     45,000    Alkermes, Inc.*                                                                 992,250
                                                                                          ------------
               RETAIL-APPAREL & ACCESSORY STORES--3.0%
     48,750    Pacific Sunwear of California, Inc.*                                          1,080,300
     34,500    Quiksilver, Inc.*                                                               478,170
                                                                                          ------------
                                                                                             1,558,470
                                                                                          ------------
               RETAIL-CATALOG & MAIL ORDER HOUSES--2.2%
     41,250    Coldwater Creek, Inc.*                                                        1,146,750
                                                                                          ------------
               SEMICONDUCTORS AND RELATED SERVICES--7.8%
     45,000    ATMI, Inc.*                                                                   1,359,000
     79,300    Mattson Technology, Inc.*                                                       951,600
     55,800    O2Micro International Ltd.*                                                     593,154
     58,600    Bookham, Inc.*                                                                  559,044
    128,000    Applied Micro Circuits Corp.*                                                   520,960
                                                                                          ------------
                                                                                             3,983,758
                                                                                          ------------
               SERVICES-MOTION PICTURE PRODUCTION--2.3%
     26,800    Avid Technology, Inc.*                                                        1,164,728
                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                       VALUE
------                                                                                       -----
               COMMON STOCKS (CONTINUED)
               SERVICES-BUSINESS SERVICES--1.5%
     68,200    Phase Forward Inc.*                                                        $    759,748
                                                                                          ------------
               SERVICES-COMPUTER PROGRAMMING SERVICES--2.2%
     30,500    Business Objects S.A. ADR*                                                    1,112,335
                                                                                          ------------
               SERVICES-COMMERCIAL, PHYSICAL & BIOLOGICAL RESEARCH--4.1%
     24,000    Gen-Probe Inc.*                                                               1,322,880
     40,000    Telik, Inc.*                                                                    774,400
                                                                                          ------------
                                                                                             2,097,280
                                                                                          ------------
               SERVICES-COMPUTER PROCESSING & DATA PREPARATION--3.4%
     98,900    Trizetto Group, (The) Inc.*                                                   1,739,651
                                                                                          ------------
               SERVICES-HOME HEALTH CARE SERVICES--4.3%
     42,000    Matria Healthcare, Inc.*                                                      1,594,320
     42,900    Option Care, Inc.                                                               606,606
                                                                                          ------------
                                                                                             2,200,926
                                                                                          ------------
               SERVICES-PHARMACEUTICAL--3.2%
     32,900    Caremark Rx, Inc.*                                                            1,618,022
                                                                                          ------------
               SERVICES-PREPACKAGED SOFTWARE--16.6%
     86,000    Witness Systems, Inc.*                                                        2,184,400
     81,200    MRO Software, Inc.*                                                           1,295,952
     87,110    Activision, Inc.*                                                             1,201,246
     85,000    BEA Systems, Inc.*                                                            1,116,050
     25,399    Fair Isacc Corp.                                                              1,006,307
     64,300    Bottomline Technologies (de), Inc.*                                             882,840
    169,500    Captaris, Inc.*                                                                 784,785
                                                                                          ------------
                                                                                             8,471,580
                                                                                          ------------
               SERVICES-SPECIALIZED HEALTH SERVICES--3.8%
     38,000    Healthways, Inc.*                                                             1,935,720
                                                                                          ------------
               SPECIAL INDUSTRY MACHINERY--2.3%
     81,300    Brooks Automation, Inc.*                                                      1,157,712
                                                                                          ------------
               SURGICAL & MEDICAL INSTRUMENTS & APPARATUS--2.8%
     21,300    Orthofix International N.V.*                                                    848,166
     16,050    Kyphon, Inc.*                                                                   597,060
                                                                                          ------------
                                                                                             1,445,226
                                                                                          ------------
               WHOLESALE-DRUGS, PROPRIETARIES & DRUGGIST SUNDRIES--2.6%
    182,071    Bioscrip, Inc.*                                                               1,312,732
                                                                                          ------------
               WHOLESALE-MEDICAL, DENTAL, HOSPITAL EQUIPMENT & SUPPLIES--3.0%
     78,800    PSS World Medical, Inc.*                                                      1,520,052
                                                                                          ------------
               TOTAL INVESTMENTS (COST $36,425,933)                                99.7%    50,870,340
               OTHER ASSETS LESS LIABILITIES                                        0.3        163,325
                                                                                  -----   ------------
               NET ASSETS                                                         100.0%  $ 51,033,665
                                                                                  =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR -- American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
  Investments in securities, at value
    (cost $36,425,933) (Note 2)                                                    $ 50,870,340
  Cash                                                                                  160,691
  Dividends and interest receivable                                                       3,070
                                                                                   ------------
    Total Assets                                                                     51,034,101
                                                                                   ------------

LIABILITIES:
  Due to custodian                                                                          436
                                                                                   ------------
    Total Liabilities                                                                       436
                                                                                   ------------
NET ASSETS (Notes 1, 3 & 5)                                                        $ 51,033,665
                                                                                   ============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001per share)                                $      1,361
  Paid in capital                                                                    58,484,682
  Accumulated net realized loss on investments                                      (21,896,785)
  Net unrealized appreciation on investments                                         14,444,407
                                                                                   ------------
NET ASSETS                                                                         $ 51,033,665
                                                                                   ============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($32,128,929/705,088 shares)                                             $      45.57
                                                                                   ============
  Class I ($18,904,736/655,434 shares)                                             $      28.84
                                                                                   ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
  Dividends                                                                        $     31,432
                                                                                   ------------
    Total Investment Income                                                              31,432
                                                                                   ------------

EXPENSES (Note 3) :
  Comprehensive management fee
    Class R                                                                             426,181
    Class I                                                                             180,085
  Distribution (12b-1) fees - Class R                                                    81,958
  Interest expense                                                                           25
  Accounting salaries expense                                                               326
  Directors fees                                                                            433
                                                                                   ------------
    Total Expenses                                                                      689,008
                                                                                   ------------
    Net Investment Loss                                                                (657,576)
                                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Net realized gain on investments                                                    2,882,522
  Net change in unrealized appreciation on investments                               10,411,758
                                                                                   ------------
  Net realized and unrealized gain on investments                                    13,294,280
                                                                                   ------------
  Net Increase in Net Assets Resulting from Operations                             $ 12,636,704
                                                                                   ============

                       STATEMENT OF CHANGES IN NET ASSETS
      FOR THE PERIODS ENDED MARCH 31, 2006, MARCH 31, 2005 AND MAY 31, 2004

                                                                               YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                                MARCH 31,      MARCH 31,       MAY 31,
                                                                                  2006           2005*          2004
                                                                              ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                                         $   (657,576)  $   (662,017)  $   (898,643)
  Net realized gain (loss) on investments                                        2,882,522       (764,051)     2,920,138
  Net change in unrealized appreciation on investments                          10,411,758      3,994,279     14,728,810
                                                                              ------------   ------------   ------------
  Net increase in net assets resulting from operations                          12,636,704      2,568,211     16,750,305
                                                                              ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                               6,626,360     13,949,480     14,291,477
  Cost of shares redeemed                                                      (17,742,124)   (35,414,583)   (17,427,932)
                                                                              ------------   ------------   ------------
  Net decrease in net assets resulting from capital share transactions         (11,115,764)   (21,465,103)    (3,136,455)
                                                                              ------------   ------------   ------------
  Net increase (decrease) in net assets                                          1,520,940    (18,896,892)    13,613,850

NET ASSETS:
  Beginning of period                                                           49,512,725     68,409,617     54,795,767
                                                                              ------------   ------------   ------------
  End of period                                                               $ 51,033,665   $ 49,512,725   $ 68,409,617
                                                                              ============   ============   ============

----------
* For the period from June 1, 2004 to March 31, 2005

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK STRATEGIC GROWTH FUND-CLASS R

                         STRATEGIC GROWTH CLASS R RETURN         S&P 500 RETURN
  6/1/1999*                       $      10,000                  $       10,000
 6/30/1999                        $      10,500                  $       10,606
 7/31/1999                        $      10,170                  $       10,266
 8/31/1999                        $      10,000                  $       10,202
 9/30/1999                        $       9,950                  $        9,911
10/31/1999                        $      10,480                  $       10,531
11/30/1999                        $      11,070                  $       10,731
12/31/1999                        $      12,080                  $       11,352
 1/31/2000                        $      11,740                  $       10,774
 2/29/2000                        $      12,140                  $       10,558
 3/31/2000                        $      13,500                  $       11,579
 4/30/2000                        $      12,390                  $       11,222
 5/31/2000                        $      11,590                  $       10,976
 6/30/2000                        $      12,140                  $       11,239
 7/31/2000                        $      11,880                  $       11,055
 8/31/2000                        $      12,580                  $       11,726
 9/30/2000                        $      11,730                  $       11,099
10/31/2000                        $      11,550                  $       11,044
11/30/2000                        $      10,280                  $       10,160
12/31/2000                        $      10,330                  $       10,201
 1/31/2001                        $      11,230                  $       10,554
 2/28/2001                        $       9,610                  $        9,580
 3/31/2001                        $       8,860                  $        8,965
 4/30/2001                        $       9,610                  $        9,654
 5/31/2001                        $       9,500                  $        9,703
 6/30/2001                        $       9,290                  $        9,460
 7/31/2001                        $       8,910                  $        9,358
 8/31/2001                        $       8,210                  $        8,759
 9/30/2001                        $       7,220                  $        8,043
10/31/2001                        $       7,510                  $        8,188
11/30/2001                        $       8,140                  $        8,804
12/31/2001                        $       8,140                  $        8,871
 1/31/2002                        $       7,810                  $        8,732
 2/28/2002                        $       7,380                  $        8,551
 3/31/2002                        $       7,670                  $        8,865
 4/30/2002                        $       6,940                  $        8,321
 5/31/2002                        $       6,820                  $        8,245
 6/30/2002                        $       6,150                  $        7,648
 7/31/2002                        $       5,710                  $        7,044
 8/31/2002                        $       5,790                  $        7,078
 9/30/2002                        $       5,150                  $        6,299
10/31/2002                        $       5,800                  $        6,844
11/30/2002                        $       6,150                  $        7,234
12/31/2002                        $       5,650                  $        6,798
 1/31/2003                        $       5,560                  $        6,612
 2/28/2003                        $       5,540                  $        6,499
 3/31/2003                        $       5,640                  $        6,553
 4/30/2003                        $       6,090                  $        7,085
 5/31/2003                        $       6,430                  $        7,445
 6/30/2003                        $       6,550                  $        7,529
 7/31/2003                        $       6,710                  $        7,652
 8/31/2003                        $       6,810                  $        7,788
 9/30/2003                        $       6,750                  $        7,695
10/31/2003                        $       7,200                  $        8,118
11/30/2003                        $       7,170                  $        8,176
12/31/2003                        $       7,360                  $        8,591
 1/31/2004                        $       7,560                  $        8,740
 2/29/2004                        $       7,680                  $        8,846
 3/31/2004                        $       7,530                  $        8,702
 4/30/2004                        $       7,290                  $        8,555
 5/31/2004                        $       7,370                  $        8,659
 6/30/2004                        $       7,430                  $        8,815
 7/31/2004                        $       7,150                  $        8,512
 8/31/2004                        $       7,210                  $        8,532
 9/30/2004                        $       7,300                  $        8,612
10/31/2004                        $       7,410                  $        8,732
11/30/2004                        $       7,670                  $        9,069
12/31/2004                        $       7,940                  $        9,364
 1/31/2005                        $       7,730                  $        9,127
 2/28/2005                        $       7,720                  $        9,300
 3/31/2005                        $       7,630                  $        9,122
 4/30/2005                        $       7,430                  $        8,938
 5/31/2005                        $       7,710                  $        9,206
 6/30/2005                        $       7,600                  $        9,205
 7/31/2005                        $       7,980                  $        9,536
 8/31/2005                        $       7,830                  $        9,429
 9/30/2005                        $       7,820                  $        9,494
10/31/2005                        $       7,700                  $        9,326
11/30/2005                        $       7,970                  $        9,654
12/31/2005                        $       7,949                  $        9,645
 1/31/2006                        $       8,131                  $        9,890
 2/28/2006                        $       8,172                  $        9,895
 3/31/2006                        $       8,273                  $       10,004

Strategic Growth Class R Return--(17.27)%
S&P 500 Return--0.04%

Dear Shareholders:

We would like to take this opportunity to thank our existing shareholders. We began managing the fund January 1, 2006. For the first three months of the year ending March 31, 2006, the Fund finished up 4.07%.

The primary underperformance as compared to our benchmark, occurred from the fund's exposure to the information technology sector. Intel and Avid Technology issued disappointing earnings forecasts. These results were partially offset by gains in Live Nation and industrials, Textron and United Technologies. We remain committed to our three to five year outlook for this sector as well as other holdings.

We focus the portfolio toward growth-at-a-reasonable price (GARP). Last year, many investors were rewarded by buying energy stocks. Our philosophy remains conservative and continues to focus on investments that are undervalued relative to their long-term growth rates.

Looking forward, we will continue to concentrate the portfolio in approximately 30 stocks. The fund is focused in companies with strong cash flow and above average growth prospects. Currently, the fund is over weighted in cyclical sectors including Industrials, Information Technology, and Consumer Discretionary. These sectors are likely to benefit the most from the next leg of the economic cycle. Over the next year, we see many opportunities to find attractive investments with favorable risk reward relationships.

                                                      FIVE YEARS          INCEPTION        INCEPTION
                                     ONE YEAR         ANNUALIZED         ANNUALIZED           DATE
                                     --------         ----------         ----------        ---------
AS OF MARCH 31, 2006:
Strategic Growth Fund - Class R        8.42%            (1.36)%            (2.74)%          6/1/99
S&P 500                                9.68%             2.22%              0.01%

RICHARD D. STEINBERG, CFA
PRESIDENT AND CHIEF INVESTMENT OFFICER
STEINBERG GLOBAL ASSET MANAGEMENT, LTD.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Strategic Growth Fund on 6/01/1999 (inception date) to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500(R) Index (S&P 500) is an unmanaged index generally representative of the U.S. stock market.

----------
* Commencement of operations

                                   (UNAUDITED)

               HALLMARK EQUITY SERIES TRUST--STRATEGIC GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2006

SHARES                                                                                       VALUE
------                                                                                       -----
               COMMON STOCKS--97.0%
               AIRCRAFT ENGINES & ENGINE PARTS--8.2%
        380    Textron, Inc.                                                              $     35,488
        575    United Technologies Corp.                                                        33,333
                                                                                          ------------
                                                                                                68,821
                                                                                          ------------
               BIOLOGICAL PRODUCTS--3.4%
        385    Amgen Inc.*                                                                      28,009
                                                                                          ------------
               BOTTLED & CANNED SOFT DRINKS & CARBONATED WATER--2.9%
        420    PepsiCo Inc.                                                                     24,272
                                                                                          ------------
               CABLE & OTHER PAY TELEVISION SERVICES--3.3%
      1,065    Comcast Corp - CL A*                                                             27,818
                                                                                          ------------
               CRUDE PETROLEUM AND NATURAL GAS--2.6%
        400    Energy Select Sector SPDR                                                        21,732
                                                                                          ------------
               ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT--4.2%
      1,005    General Electric Co.                                                             34,954
                                                                                          ------------
               ELECTRONIC COMPONENTS--3.6%
      1,380    Cisco Systems, Inc.*                                                             29,905
                                                                                          ------------
               FIRE, MARINE & CASUALTY INSURANCE--3.0%
        380    American International Group, Inc.                                               25,114
                                                                                          ------------
               HOSPITAL & MEDICAL SERVICE PLANS--3.6%
        385    WellPoint, Inc.*                                                                 29,810
                                                                                          ------------
               LIFE INSURANCE--3.0%
        750    Genworth Financial, Inc.                                                         25,072
                                                                                          ------------
               NATIONAL COMMERCIAL BANKS--9.1%
        550    Bank of America Corp.                                                            25,047
        545    Citigroup, Inc.                                                                  25,746
        390    Wells Fargo & Company                                                            24,909
                                                                                          ------------
                                                                                                75,702
                                                                                          ------------
               OIL & GAS SERVICES--3.5%
        200    Oil Service HOLDRs Trust                                                         29,362
                                                                                          ------------
               ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES--3.4%
        425    Zimmer Holdings Inc.*                                                            28,730
                                                                                          ------------
               PETROLEUM REFINING--3.6%
        500    Exxon Mobil Corp.                                                                30,430
                                                                                          ------------
               PHARMACEUTICAL PREPARATIONS--3.0%
        460    Novartis AG - ADR                                                                25,502
                                                                                          ------------
               RETAIL-DEPARTMENT STORES--4.1%
        735    Wal-Mart Stores, Inc.                                                            34,721
                                                                                          ------------
               RETAIL-LUMBER & OTHER BUILDING MATERIAL--3.8%
        495    Lowe's Companies, Inc.                                                           31,898
                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                                                       VALUE
------                                                                                       -----
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS AND RELATED SERVICES--5.8%
        770    Texas Instruments, Inc.                                                    $     25,002
      1,225    Intel Corp.                                                                      23,704
                                                                                          ------------
                                                                                                48,706
                                                                                          ------------
               SERVICES-AMUSEMENT & RECREATION SERVICES--5.1%
      2,130    Live Nation, Inc.*                                                               42,259
                                                                                          ------------
               SERVICES-MOTION PICTURE PRODUCTION--3.3%
        630    Avid Technology, Inc*                                                            27,380
                                                                                          ------------
               SERVICES-MOTION PICTURE & VIDEO TAPE PRODUCTION--3.9%
      1,175    The Walt Disney Co.                                                              32,771
                                                                                          ------------
               SERVICES-PREPACKAGED SOFTWARE--3.3%
      1,375    Check Point Software Technologies, Ltd.*                                         27,527
                                                                                          ------------
               WHOLESALE-MEDICAL, DENTAL, HOSPITAL EQUIPMENT & SUPPLIES--4.1%
        580    Johnson & Johnson                                                                34,348
                                                                                          ------------
               WIRELESS EQUIPMENT--3.2%
        525    QUALCOMM Inc.                                                                    26,570
                                                                                          ------------
               WARRANTS--0.1%

               TELEPHONE AND TELEGRAPH APPARATUS--0.1%
        790    Lucent Technologies, Inc. Warrants Exp. 12/10/07*                                   494
                                                                                          ------------

               TOTAL INVESTMENTS (COST $846,646)                                   97.1%       811,907
               OTHER ASSETS LESS LIABILITIES                                        2.9         24,018
                                                                                  -----   ------------
               NET ASSETS                                                         100.0%  $    835,925
                                                                                  =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
  Investments in securities, at value
    (cost $846,646) (Note 2)                                                       $      811,907
  Cash                                                                                     22,712
  Dividends receivable                                                                      1,317
                                                                                   --------------
    Total Assets                                                                          835,936
                                                                                   --------------

LIABILITIES:
  Miscellaneous expenses payable                                                               11
                                                                                   --------------
    Total Liabilities                                                                          11
                                                                                   --------------
NET ASSETS (Notes 1, 3 & 5)                                                        $      835,925
                                                                                   ==============

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001 per share)                               $          101
  Paid in capital                                                                       4,716,821
  Undistributed net investment income                                                       4,246
  Accumulated net realized loss on investments                                         (3,850,504)
  Net unrealized depreciation on investments                                              (34,739)
                                                                                   --------------
NET ASSETS                                                                         $      835,925
                                                                                   ==============

NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($497,536/60,819 shares)                                                 $         8.18
                                                                                   ==============
  Class I ($338,389/40,270 shares)                                                 $         8.40
                                                                                   ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
  Dividends*                                                                       $       31,301
  Miscellaneous                                                                               994
                                                                                   --------------
    Total Investment Income                                                                32,295
                                                                                   --------------

EXPENSES (Note 3):
  Comprehensive management fee
    Class R                                                                                11,314
    Class I                                                                                14,553
  Distribution (12b-1) fees - Class R                                                       2,357
  Accounting salaries                                                                          21
  Trustee fees                                                                                 11
                                                                                   --------------
    Total Expenses                                                                         28,256
                                                                                   --------------
    Net Investment Income                                                                   4,039
                                                                                   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
  Net realized loss on investments                                                       (166,375)
  Net change in unrealized appreciation on investments                                    341,374
                                                                                   --------------
  Net realized and unrealized gain on investments                                         174,999
                                                                                   --------------
  Net Increase in Net Assets Resulting from Operations                             $      179,038
                                                                                   ==============

----------
* Dividends are net of foreign tax withholdings of $137.

                       STATEMENT OF CHANGES IN NET ASSETS
      FOR THE PERIODS ENDED MARCH 31, 2006, MARCH 31, 2005 AND MAY 31, 2004

                                                                           YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                                                            MARCH 31,        MARCH 31,         MAY 31,
                                                                              2006             2005*            2004
                                                                         --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                  $        4,039   $       17,965   $        8,473
  Net realized loss on investments                                             (166,375)        (170,949)        (234,117)
  Net change in unrealized appreciation on investments                          341,374          310,191          843,681
                                                                         --------------   --------------   --------------
  Net increase in net assets resulting from operations                          179,038          157,207          618,037
                                                                         --------------   --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class R                                                                     (11,146)              --               --
    Class I                                                                      (6,613)          (8,469)          (7,372)
                                                                         --------------   --------------   --------------
  Total dividends to shareholders                                               (17,759)          (8,469)          (7,372)
                                                                         --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                               75,653           69,912          112,616
  Reinvestment of dividends                                                      14,631            8,457            7,039
  Cost of shares redeemed                                                    (3,436,824)        (389,873)        (707,548)
                                                                         --------------   --------------   --------------
  Net decrease in net assets resulting from capital share transactions       (3,346,540)        (311,504)        (587,893)
                                                                         --------------   --------------   --------------
  Net (decrease) increase in net assets                                      (3,185,261)        (162,766)          22,772
NET ASSETS:
  Beginning of period                                                         4,021,186        4,183,952        4,161,180
                                                                         --------------   --------------   --------------
  End of period (including undistributed net investment income of
    $4,246, $17,965 and $8,473, respectively)                            $      835,925   $    4,021,186   $    4,183,952
                                                                         ==============   ==============   ==============

* For the period from June 1, 2004 to March 31, 2005

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hallmark Equity Series Trust (the "Trust") (formerly, Reserve Private Equity Series Trust) was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of eight series, each a registered investment company: Hallmark Capital Appreciation Fund, Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Mid-Cap Growth Fund, Hallmark Small-Cap Growth Fund and Hallmark Strategic Growth Fund (each a "Fund;" collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest authorized of $.001 par value per share.

     On January 4, 2005, the Hallmark Mid-Cap Growth Fund acquired all of the assets of the Segall Bryant & Hamill Mid Cap Fund (the "SBH Fund") in a one for one share exchange for 1,147,926 Class I shares of the Hallmark Mid-Cap Growth Fund, and assumed the SBH Fund's operating history and performance record. The Hallmark Mid-Cap Growth Fund is considered the successor to the SBH Fund. The Hallmark Mid-Cap Growth Fund's Class R shares commenced operations on January 10, 2005.

     Effective March 31, 2005, the Trust's fiscal year end changed from May 31 to March 31. Prior to the transaction described above, the SBH Fund's fiscal year end was April 30.

     The accounting policies summarized below are consistently followed in preparation of the Trust's financial statements in conformity with U.S. generally accepted accounting principles.

     SECURITY VALUATION

     Portfolio securities are stated at market value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under the direction of the Trustees.

     MANAGEMENT'S USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Realized gain and loss on investments are recorded using the first-in first-out method. Dividend income is recognized on the ex-dividend date. Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net realized capital gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications have been made to undistributed net investment income and accumulated net realized gain or loss on investments. For the year ended March 31, 2006 the reclassifications were as follows:

                                                                    UNDISTRIBUTED       ACCUMULATED
                                                     PAID-IN        NET INVESTMENT       REALIZED
        FUND                                         CAPITAL         INCOME (LOSS)      GAIN (LOSS)
        ----                                      --------------    --------------    --------------
        Hallmark Capital Appreciation Fund        $       (4,298)   $        4,298    $           --
        Hallmark Informed Investors Growth Fund          (36,501)           36,557               (56)
        Hallmark International Equity Fund               (11,866)          (42,538)           54,404
        Hallmark International Small-Cap Fund            (90,993)           39,460            51,533
        Hallmark Large-Cap Growth Fund                     1,401             4,019            (5,420)
        Hallmark Mid-Cap Growth Fund                  (2,524,924)           56,855         2,468,069
        Hallmark Small-Cap Growth Fund                  (657,576)          657,576                --
        Hallmark Strategic Growth Fund                        --                --                --

     The primary permanent differences causing such reclassifications include the tax treatment of currency gains and losses, return of capital distributions and the disallowance of net operating losses. Net assets of the Funds were unaffected by the reclassifications.

FOREIGN CURRENCY TRANSLATION

With respect to the Hallmark International Equity Fund and the Hallmark International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the applicable exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the applicable exchange rate on the transaction date. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date, and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from the effect of changes in the exchange rate on the value of foreign currency and other assets and liabilities denominated in foreign currencies that are held at period end.

FEDERAL INCOME TAXES

It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2006, the following Funds have capital loss carryforwards as follows:

HALLMARK CAPITAL APPRECIATION FUND:

                                               AMOUNT      EXPIRES
                                            ------------  ---------
                                            $  3,348,848  3/31/2010
                                               2,940,691  3/31/2011
                                            ------------
                                            $  6,289,539
                                            ============

HALLMARK INFORMED INVESTORS GROWTH FUND:

                                               AMOUNT      EXPIRES
                                            ------------  ---------
                                            $  1,547,548  3/31/2009
                                               5,048,425  3/31/2010
                                                 536,018  3/31/2011
                                            ------------
                                            $  7,131,991
                                            ============

HALLMARK INTERNATIONAL EQUITY FUND:

                                               AMOUNT      EXPIRES
                                            ------------  ---------
                                            $    888,269  3/31/2010
                                               1,376,642  3/31/2011
                                                 203,556  3/31/2012
                                            ------------
                                            $  2,468,467
                                            ============

HALLMARK LARGE-CAP GROWTH FUND:

                                               AMOUNT      EXPIRES
                                            ------------  ---------
                                            $    263,785  3/31/2009
                                                 101,200  3/31/2010
                                                 353,266  3/31/2011
                                                 771,106  3/31/2012
                                                   7,114  3/31/2013
                                                 380,709  3/31/2014
                                            ------------
                                            $  1,877,180
                                            ============

HALLMARK SMALL-CAP GROWTH FUND:

                                               AMOUNT      EXPIRES
                                            ------------  ---------
                                            $  9,897,849  3/31/2010
                                               9,361,824  3/31/2011
                                               1,873,061  3/31/2012
                                                 764,051  3/31/2013
                                            ------------
                                            $ 21,896,785
                                            ============

HALLMARK STRATEGIC GROWTH FUND:

                                               AMOUNT      EXPIRES
                                            ------------  ---------
                                            $    113,831  3/31/2009
                                                 808,725  3/31/2010
                                               1,900,687  3/31/2011
                                                 685,602  3/31/2012
                                                  13,137  3/31/2013
                                                 132,505  3/31/2014
                                            ------------
                                            $  3,654,487
                                            ============

Post-October capital losses are net capital losses from November 1, 2005 through March 31, 2006 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Capital Appreciation Fund, the Informed Investors Growth Fund and the Strategic Growth Fund had post-October losses of $191,879, $56 and $180,247, respectively, deferred at March 31, 2006. Post-October currency losses are net currency losses from November 1, 2005 through March 31, 2006 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. The International Equity Fund and International Small-Cap Fund had post-October currency losses of $34,883 and $12,995, respectively, deferred at March 31, 2006.

During the period ended March 31, 2006, the Capital Appreciation Fund, the Informed Investors Growth Fund, the International Equity Fund and the Small Cap Growth Fund utilized $506,590, $512,503, $530,847 and $2,882,522 of their capital loss carryforwards, respectively.

     BANK OVERDRAFTS

     During the fiscal period, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's Statement of Operations.

(2)  INVESTMENT ACTIVITY

     For the year ended March 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                            AGGREGATE       AGGREGATE
          FUND                                              PURCHASES         SALES
          ----                                            -------------   -------------
          Hallmark Capital Appreciation Fund              $   5,794,272   $   7,685,015
          Hallmark Informed Investors Growth Fund             6,461,486       9,013,269
          Hallmark International Equity Fund                  2,163,727       3,143,162
          Hallmark International Small-Cap Fund                 666,334         993,573
          Hallmark Large-Cap Growth Fund                      1,943,786       3,540,128
          Hallmark Mid-Cap Growth Fund                       10,950,320      12,992,274
          Hallmark Small-Cap Growth Fund                      7,430,073      19,327,674
          Hallmark Strategic Growth Fund                        714,593       4,041,846

     The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at March 31, 2006 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales.

                                                                                                              NET UNREALIZED
                                                                                                               APPRECIATION /
          FUND                                            TAX BASIS COST    APPRECIATION     DEPRECIATION     (DEPRECIATION)
          ----                                            --------------   --------------   --------------    --------------
          Hallmark Capital Appreciation Fund              $    2,512,741   $      160,191   $      (52,287)   $      107,904
          Hallmark Informed Investors Growth Fund              3,586,433          664,950          (66,089)          598,861
          Hallmark International Equity Fund                   1,177,525          337,415           (2,378)          335,037
          Hallmark International Small-Cap Fund                  261,174           93,524              (10)           93,514
          Hallmark Large-Cap Growth Fund                       1,996,459          136,380          (37,704)           98,676
          Hallmark Mid-Cap Growth Fund                        13,078,804        3,546,796         (171,165)        3,375,631
          Hallmark Small-Cap Growth Fund                      36,425,933       17,451,558       (3,007,151)       14,444,407
          Hallmark Strategic Growth Fund                         862,206           70,982         (121,281)          (50,299)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust, on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

          FUND                                            CLASS R  CLASS I
          ----                                            -------  -------
          Hallmark Capital Appreciation Fund               1.20%    0.90%
          Hallmark Informed Investors Growth Fund          1.30     1.00
          Hallmark International Equity Fund               1.55     1.25
          Hallmark International Small-Cap Fund            1.55     1.25
          Hallmark Large-Cap Growth Fund                   1.20     0.90
          Hallmark Mid-Cap Growth Fund                     1.25     1.00
          Hallmark Small Cap-Growth Fund                   1.30     1.00
          Hallmark Strategic Growth Fund                   1.20     0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     RMCI pays each Sub-Adviser a fee for providing these services. RMCI may also pay a Sub-Adviser for marketing assistance. These fees are paid by RMCI and are not additional expenses of the Funds.

     Effective January 1, 2006, Steinberg Global Asset Management, Ltd. replaced Condor Capital Management, Inc. as the sub-adviser for Hallmark Strategic Growth Fund (the 'Fund"). Pursuant to an Interim Sub-Investment Management Agreement, for services rendered with regard to the Fund, Reserve Management Company, Inc., the Fund's investment adviser (the "Adviser"), paid Steinberg Global Asset Management, Ltd., on a quarterly basis, a fee equal to one-half of the "net profit" before taxes. Net profit is deemed to be the comprehensive management fee paid to the Adviser with respect to the Fund less fund expenses and less all applicable sales and marketing costs of both the Adviser and Steinberg Global Asset Management, Ltd.

     The Trust has adopted a distribution plan under Rule 12b-1 (the "Distribution Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who provide distribution and other shareholder services for Class R shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets of each Fund. Class I shares do not participate in the Distribution Plan. Certain Officers / Trustees of the Trust are also Officers of RMCI and RESRV.

     CONCENTRATIONS OF OWNERSHIP

     As of March 31, 2006, certain key officers of RMCI as a group owned 38.6% of Capital Appreciation Fund, 18.8% of Informed Investors Growth Fund, 25.1% of International Equity Fund, 53.77% of Large-Cap Growth Fund, 86.7% of Strategic Growth Fund and 4.7% of Small-Cap Growth Fund.

(4)  COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     In the ordinary course of business, the Funds may be subject to litigation. In the opinion of the Funds' management, such litigation should not have a material effect on financial statements.

(5)  CAPITAL SHARE TRANSACTIONS

     For the period April 1, 2005 to March 31, 2006, the capital share transactions of each Fund were as follows:

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK CAPITAL APPRECIATION FUND                      SHARES            AMOUNT           SHARES           AMOUNT
     ----------------------------------                   ------------    ---------------    ------------    ---------------
     Sold                                                        2,096    $        16,833          22,687    $        91,005
     Reinvest                                                      185              1,553             274              1,114
     Redeemed                                                 (195,180)        (1,612,944)       (254,345)        (1,022,813)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                             (192,899)   $    (1,594,558)       (231,384)   $      (930,694)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INFORMED INVESTORS GROWTH FUND                 SHARES            AMOUNT           SHARES           AMOUNT
     ---------------------------------------              ------------    ---------------    ------------    ---------------
     Sold                                                        1,138    $        13,470          11,343    $       118,321
     Reinvest                                                      620              7,652             251              2,699
     Redeemed                                                 (169,933)        (2,106,843)        (74,368)          (819,732)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                             (168,175)   $    (2,085,721)        (62,774)   $      (698,712)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INTERNATIONAL EQUITY FUND                      SHARES            AMOUNT           SHARES           AMOUNT
     ----------------------------------                   ------------    ---------------    ------------    ---------------
     Sold                                                       21,186    $       217,500           7,969    $        78,926
     Redeemed                                                  (90,173)        (1,021,953)        (25,580)          (261,955)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                              (68,987)   $      (804,453)        (17,611)   $      (183,029)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INTERNATIONAL SMALL-CAP FUND                   SHARES            AMOUNT           SHARES           AMOUNT
     -------------------------------------                ------------    ---------------    ------------    ---------------
     Sold                                                       27,818    $       164,842              --                 --
     Reinvest                                                   38,258            160,301          12,228    $        53,191
     Redeemed                                                  (59,952)          (313,006)        (14,688)           (74,854)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                     6,124    $        12,137          (2,460)   $       (21,663)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK LARGE-CAP GROWTH FUND                          SHARES            AMOUNT           SHARES           AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                        2,374    $        22,377          18,677    $        62,938
     Reinvest                                                    1,618             15,193           3,039             10,454
     Redeemed                                                 (126,192)        (1,156,237)       (245,603)          (835,718)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                             (122,200)   $    (1,118,667)       (223,887)   $      (762,326)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK MID-CAP GROWTH FUND*                           SHARES            AMOUNT           SHARES           AMOUNT
     -----------------------------                        ------------    ---------------    ------------    ---------------
     Sold                                                       32,114    $       449,892          55,212    $       778,341
     Reinvest                                                   10,588            114,985         407,646          4,418,880
     Redeemed                                                  (17,089)          (205,872)       (234,233)        (3,018,638)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase                                               25,613    $       359,005         228,625    $     2,178,583
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK SMALL-CAP GROWTH FUND                          SHARES            AMOUNT           SHARES           AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                      103,699    $     4,185,737          95,168    $     2,440,623
     Redeemed                                                 (319,654)       (12,890,539)       (187,246)        (4,851,585)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                             (215,955)   $    (8,704,802)        (92,078)   $    (2,410,962)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK STRATEGIC GROWTH FUND                          SHARES            AMOUNT           SHARES           AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                        1,005    $         7,818           8,581    $        67,835
     Reinvest                                                    1,296             10,251             539              4,380
     Redeemed                                                  (73,792)          (592,865)       (355,050)        (2,843,958)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                              (71,491)   $      (574,796)       (345,930)   $    (2,771,743)
                                                          ============    ===============    ============    ===============

     For the period June 1, 2004 to March 31, 2005, the capital share transactions of each Fund were as follows:

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK CAPITAL APPRECIATION FUND                       SHARES            AMOUNT           SHARES           AMOUNT
     ----------------------------------                   ------------    ---------------    ------------    ---------------
     Sold                                                        1,161    $         9,450          55,124    $       222,107
     Redeemed                                                  (83,163)          (686,031)        (25,953)          (102,061)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                   (82,002)   $      (676,581)         29,171    $       120,046
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INFORMED INVESTORS GROWTH FUND                  SHARES            AMOUNT           SHARES           AMOUNT
     ---------------------------------------              ------------    ---------------    ------------    ---------------
     Sold                                                       14,923    $       167,318          64,318    $       614,903
     Redeemed                                                  (75,526)          (835,375)        (40,276)          (358,540)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                   (60,603)   $      (668,057)         24,042    $       256,363
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INTERNATIONAL EQUITY FUND                       SHARES            AMOUNT           SHARES           AMOUNT
     ----------------------------------                   ------------    ---------------    ------------    ---------------
     Sold                                                       13,859    $       135,094           3,382    $        28,598
     Redeemed                                                  (22,909)          (223,726)         (3,456)           (30,342)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                               (9,050)   $       (88,632)            (74)   $        (1,744)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INTERNATIONAL SMALL-CAP FUND                    SHARES            AMOUNT           SHARES           AMOUNT
     -------------------------------------                ------------    ---------------    ------------    ---------------
     Sold                                                       62,673    $       546,533             418    $         3,562
     Reinvest                                                    9,189             71,404           4,374             34,603
     Redeemed                                                 (209,862)        (1,856,977)        (17,542)          (154,696)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                             (138,000)   $    (1,239,040)        (12,750)   $      (116,531)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK LARGE-CAP GROWTH FUND                           SHARES            AMOUNT           SHARES           AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                        2,833    $        25,471          17,186    $        56,315
     Reinvest                                                       --                 --           3,510             11,863
     Redeemed                                                  (20,815)          (187,369)       (427,973)        (1,431,787)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                              (17,982)   $      (161,898)       (407,277)   $    (1,363,609)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK MID-CAP GROWTH FUND*                            SHARES            AMOUNT           SHARES           AMOUNT
     -----------------------------                        ------------    ---------------    ------------    ---------------
     Sold                                                        4,465    $        63,282          62,527    $       843,569
     Reinvest                                                       --                 --           9,842            140,442
     Redeemed                                                      (14)              (200)       (114,469)        (1,562,301)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                     4,451    $        63,082         (42,100)   $      (578,290)
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK SMALL-CAP GROWTH FUND                           SHARES            AMOUNT           SHARES           AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                      100,042    $     3,284,221         508,414    $    10,665,259
     Redeemed                                                 (556,242)       (19,240,082)       (730,369)       (16,174,501)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                             (456,200)   $   (15,955,861)       (221,955)   $    (5,509,242)
                                                          ============    ===============    ============    ===============

     * The information for Class R shown above reflects activity for the period from January 10, 2005 (Commencement of Class R Operations) to March 31, 2005. The information for Class I shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005, and is for the period May 1, 2004 through March 31, 2005.

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK STRATEGIC GROWTH FUND                           SHARES            AMOUNT           SHARES           AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                        3,461    $        25,620           5,787    $        44,292
     Reinvest                                                       --                 --           1,043              8,457
     Redeemed                                                   (3,654)           (27,163)        (47,393)          (362,710)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                                 (193)   $        (1,543)        (40,563)   $      (309,961)
                                                          ============    ===============    ============    ===============

     For the year ended May 31, 2004, the capital share transactions of each Fund were as follows:

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK CAPITAL APPRECIATION FUND                      SHARES            AMOUNT           SHARES            AMOUNT
     ----------------------------------                   ------------    ---------------    ------------    ---------------
     Sold                                                        6,592    $        55,425          30,489    $       122,293
     Redeemed                                                  (43,323)          (364,671)         (7,284)           (29,480)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                   (36,731)   $      (309,246)         23,205    $        92,813
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INFORMED INVESTORS GROWTH FUND                 SHARES            AMOUNT           SHARES            AMOUNT
     ---------------------------------------              ------------    ---------------    ------------    ---------------
     Sold                                                       37,992    $       387,934          10,664    $        93,912
     Redeemed                                                  (60,281)          (598,114)         (2,880)           (24,971)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                   (22,289)   $      (210,180)          7,784    $        68,941
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INTERNATIONAL EQUITY FUND                      SHARES            AMOUNT           SHARES            AMOUNT
     ----------------------------------                   ------------    ---------------    ------------    ---------------
     Sold                                                       40,605    $       362,865          18,172    $       138,351
     Redeemed                                                  (41,828)          (368,952)        (15,603)          (117,376)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                    (1,223)   $        (6,087)          2,569    $        20,975
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK INTERNATIONAL SMALL-CAP FUND                   SHARES            AMOUNT           SHARES            AMOUNT
     -------------------------------------                ------------    ---------------    ------------    ---------------
     Sold                                                      129,849    $     1,145,180         109,963    $     1,041,927
     Reinvested                                                  4,881             46,280             866              8,284
     Redeemed                                                  (68,827)          (623,009)        (93,060)          (908,209)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase                                               65,903    $       568,451          17,769    $       142,002
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK LARGE-CAP GROWTH FUND                          SHARES            AMOUNT           SHARES            AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                       15,319    $       125,073         674,323    $     2,129,601
     Reinvested                                                     --                 --           1,197              3,878
     Redeemed                                                  (31,604)          (273,783)       (153,953)          (500,237)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                   (16,285)   $      (148,710)        521,567    $     1,633,242
                                                          ============    ===============    ============    ===============

                                                                                                        CLASS I
                                                                                             -------------------------------
     HALLMARK MID-CAP GROWTH FUND**                                                             SHARES            AMOUNT
     ------------------------------                                                          ------------    ---------------
     Sold                                                                                         128,184    $     1,554,248
     Reinvested                                                                                        --                 --
     Redeemed                                                                                     (66,698)          (808,090)
                                                                                             ------------    ---------------
     Net Increase                                                                                  61,486    $       746,158
                                                                                             ============    ===============

     ** For the year ended April 30, 2004, which was the SBH Fund's fiscal year end.

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK SMALL-CAP GROWTH FUND                          SHARES            AMOUNT           SHARES            AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                      312,169    $    10,141,141         202,845    $     4,150,336
     Redeemed                                                 (423,239)       (13,896,846)       (167,166)        (3,531,086)
                                                          ------------    ---------------    ------------    ---------------
     Net Increase (Decrease)                                  (111,070)   $    (3,755,705)         35,679    $       619,250
                                                          ============    ===============    ============    ===============

                                                                       CLASS R                          CLASS I
                                                          -------------------------------    -------------------------------
     HALLMARK STRATEGIC GROWTH FUND                          SHARES            AMOUNT           SHARES            AMOUNT
     ------------------------------                       ------------    ---------------    ------------    ---------------
     Sold                                                        2,640    $        19,295          12,933    $        93,321
     Reinvested                                                     --                 --             940              7,039
     Redeemed                                                   (7,937)           (57,459)        (88,891)          (650,089)
                                                          ------------    ---------------    ------------    ---------------
     Net Decrease                                               (5,297)   $       (38,164)        (75,018)   $      (549,729)
                                                          ============    ===============    ============    ===============

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                                CLASS R
                                           ----------------------------------------------------------------------------------
                                              YEAR         PERIOD
                                             ENDED         ENDED                          YEARS ENDED MAY 31,
                                            MARCH 31,     MARCH 31,      ----------------------------------------------------
                                              2006          2005*           2004          2003          2002          2001
                                           ----------    ----------      ----------    ----------    ----------    ----------
     HALLMARK CAPITAL APPRECIATION FUND

     Net asset value,
       beginning of period                 $     7.90    $     8.64      $     7.55    $     8.43    $    12.37    $    21.49
                                           ----------    ----------      ----------    ----------    ----------    ----------
     Increase (decrease) from investment
       operations
       Net investment income (loss)             (0.02)           --^^         (0.06)        (0.04)        (0.09)        (0.20)
       Net realized and
         unrealized gain (loss)                  0.48         (0.74)           1.15         (0.84)        (3.52)        (5.89)
                                           ----------    ----------      ----------    ----------    ----------    ----------
     Total from investment operations            0.46         (0.74)           1.09         (0.88)        (3.61)        (6.09)
                                           ----------    ----------      ----------    ----------    ----------    ----------
     Less Distributions from:
       Net investment income                    (0.01)           --              --            --            --            --
       Net realized capital gain                   --            --              --            --         (0.33)        (3.03)
                                           ----------    ----------      ----------    ----------    ----------    ----------
     Net asset value, end of period        $     8.35    $     7.90      $     8.64    $     7.55    $     8.43    $    12.37
                                           ==========    ==========      ==========    ==========    ==========    ==========
     Total Return                                5.77%        (8.56)%         14.44%       (10.44)%      (29.52)%      (31.35)%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of
       period (thousands)                  $    2,226    $    3,631      $    4,675    $    4,362    $    5,364    $    8,789
     Ratio of expenses
       to average net assets                     1.45%         1.45%**         1.46%         1.45%         1.47%         1.47%
     Ratio of net
       investment income
       (loss) to average net assets             (0.25)%       (0.06)%**       (0.74)%       (0.50)%       (0.86)%       (1.13)%
     Portfolio turnover rate                      139%           95%             69%          105%          127%          145%

                                                                                CLASS I
                                           ----------------------------------------------------------------------------------
                                              YEAR         PERIOD
                                             ENDED         ENDED                        YEARS ENDED MAY 31,
                                            MARCH 31,     MARCH 31,      ----------------------------------------------------
                                              2006          2005*           2004          2003          2002          2001
                                           ----------    ----------      ----------    ----------    ----------    ----------
     HALLMARK CAPITAL APPRECIATION FUND

     Net asset value,
       beginning of period                 $     3.82    $     4.15      $     3.61    $     4.01    $     6.06    $    12.23
                                           ----------    ----------      ----------    ----------    ----------    ----------
     Increase (decrease) from
       investment operations
       Net investment income (loss)              0.01          0.02           (0.01)           --^^       (0.01)        (0.04)
       Net realized and
         unrealized gain (loss)                  0.23         (0.35)           0.55         (0.40)        (1.71)        (3.10)
                                           ----------    ----------      ----------    ----------    ----------    ----------
     Total from investment operations            0.24         (0.33)           0.54         (0.40)        (1.72)        (3.14)
                                           ----------    ----------      ----------    ----------    ----------    ----------

     Less Distributions from:
       Net investment income                    (0.01)           --              --            --            --            --
       Net realized capital gain                   --            --              --            --         (0.33)        (3.03)
                                           ----------    ----------      ----------    ----------    ----------    ----------
     Net asset value, end of period        $     4.05    $     3.82      $     4.15    $     3.61    $     4.01    $     6.06
                                           ==========    ==========      ==========    ==========    ==========    ==========
     Total Return                                6.18%        (7.95)%         14.96%        (9.98)%      (29.05)%      (30.92)%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of
       period (thousands)                  $      427    $    1,285      $    1,277    $    1,026    $    1,201    $    1,835
     Ratio of expenses to
       average net assets                        0.90%         0.90%**         0.91%         0.90%         0.92%         0.92%
     Ratio of net
       investment income
       (loss) to average net assets              0.34%         0.49%**        (0.20)%        0.04%        (0.31)%       (0.56)%
     Portfolio turnover rate                      139%           95%             69%          105%          127%          145%

                                                                                CLASS R
                                          ---------------------------------------------------------------------------------
                                             YEAR         PERIOD
                                            ENDED          ENDED                         YEARS ENDED MAY 31,
                                           MARCH 31,     MARCH 31,     ----------------------------------------------------
                                             2006          2005*          2004          2003          2002          2001
                                          ----------    ----------     ----------    ----------    ----------    ----------
     HALLMARK INFORMED INVESTORS GROWTH
       FUND
     Net asset value,
       beginning of period                $    11.49    $    10.69     $     8.50    $     9.31    $    10.31    $    16.44
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Increase (decrease) from
       investment operations
       Net investment income (loss)            (0.10)         0.03          (0.03)        (0.04)        (0.04)        (0.02)
       Net realized and
         unrealized gain (loss)                 2.02          0.77           2.22         (0.77)        (0.96)        (5.64)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Total from investment operations           1.92          0.80           2.19         (0.81)        (1.00)        (5.66)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Less Distributions from:
       Net investment income                   (0.02)           --             --            --            --            --
       Net realized capital gain                  --            --             --            --            --         (0.47)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Net asset value,
       end of period                      $    13.39    $    11.49     $    10.69    $     8.50    $     9.31    $    10.31
                                          ==========    ==========     ==========    ==========    ==========    ==========
     Total Return                              16.75%         7.48%         25.76%        (8.70)%       (9.70)%      (34.41)%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of
       period (thousands)                 $    3,282    $    4,748     $    5,064    $    4,220    $    5,166    $    6,941
     Ratio of expenses to
       average net assets                       1.56%         1.55%**        1.56%         1.55%         1.56%         1.56%
     Ratio of net
       investment income
       (loss) to average net assets            (0.84)%        0.25%**       (0.22)%       (0.37)%       (0.41)%       (0.08)%
     Portfolio turnover rate                     116%          250%           340%          504%          356%          529%

                                                                                CLASS I
                                          ---------------------------------------------------------------------------------
                                             YEAR         PERIOD
                                            ENDED         ENDED                       YEARS ENDED MAY 31,
                                           MARCH 31,     MARCH 31,     ----------------------------------------------------
                                             2006          2005*          2004          2003          2002          2001
                                          ----------    ----------     ----------    ----------    ----------    ----------
     HALLMARK INFORMED INVESTORS
       GROWTH FUND

     Net asset value,
       beginning of period                $     9.95    $     9.22     $     7.29    $     7.94    $     8.74    $    13.98
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Increase (decrease) from
       investment operations
       Net investment income (loss)            (0.03)         0.06           0.03          0.01          0.01          0.08
       Net realized and
         unrealized gain (loss)                 1.77          0.67           1.90         (0.66)        (0.81)        (4.85)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Total from investment operations           1.74          0.73           1.93         (0.65)        (0.80)        (4.77)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Less Distributions from:
       Net investment income                   (0.02)           --             --            --            --            --
       Net realized capital gain                  --            --             --            --            --         (0.47)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Net asset value, end of period       $    11.67    $     9.95     $     9.22    $     7.29    $     7.94    $     8.74
                                          ==========    ==========     ==========    ==========    ==========    ==========
     Total Return                              17.50%         7.92%         26.47%        (8.19)%       (9.15)%      (34.10)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of
       period (thousands)                 $      917    $    1,407     $    1,081    $      799    $      893    $      995
     Ratio of expenses to average
       net assets                               1.00%         1.00%**        1.01%         1.00%         1.01%         1.01%
     Ratio of net
       investment income (loss)
       to average net assets                   (0.28)%        0.80%**        0.34%         0.18%         0.14%         0.61%
     Portfolio turnover rate                     116%          250%           340%          504%          356%          529%

                                                                                CLASS R
                                          ---------------------------------------------------------------------------------
                                             YEAR         PERIOD
                                            ENDED         ENDED                        YEARS ENDED MAY 31,
                                           MARCH 31,     MARCH 31,     ----------------------------------------------------
                                             2006         2005*           2004          2003          2002          2001
                                          ----------    ----------     ----------    ----------    ----------    ----------
     HALLMARK INTERNATIONAL EQUITY FUND

     Net asset value,
       beginning of period                $    10.44    $     9.54     $     8.21    $     9.73    $    12.00    $    20.41
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Income from investment operations
       Net investment income (loss)            (0.02)        (0.06)            --^^       (0.02)        (0.12)        (0.10)
       Net realized and
         unrealized gain (loss)                 2.69          0.96           1.33         (1.50)        (1.86)        (4.51)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Total from investment operations           2.67          0.90           1.33         (1.52)        (1.98)        (4.61)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Less distributions
       from net realized capital gain             --            --             --            --         (0.29)        (3.80)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Net asset value, end of period       $    13.11    $    10.44     $     9.54    $     8.21    $     9.73    $    12.00
                                          ==========    ==========     ==========    ==========    ==========    ==========
     Total Return                              25.57%         9.43%         16.20%       (15.62)%      (16.48)%      (26.29)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of
       period (thousands)                 $    1,167    $    1,649     $    1,593    $    1,382    $    4,630    $    9,873
     Ratio of expenses to
       average net assets                       1.80%         1.80%**        1.88%         1.83%         1.84%         1.94%
     Ratio of net
       investment income (loss) to
       average net assets                      (0.20)%       (0.71)%**       0.02%        (0.22)%       (0.55)%       (0.51)%
     Portfolio turnover rate                     113%           74%           180%           98%          112%           47%

                                                                                CLASS I
                                          ---------------------------------------------------------------------------------
                                             YEAR
                                            ENDED         PERIOD                             MAY 31,
                                           MARCH 31,       ENDED       ----------------------------------------------------
                                             2006          2005*          2004          2003          2002          2001
                                          ----------    ----------     ----------    ----------    ----------    ----------
     HALLMARK INTERNATIONAL EQUITY FUND

     Net asset value,
       beginning of period                $     8.87    $     8.07     $     6.91    $     8.19    $    10.13    $    17.82
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Income from investment operations
       Net investment income (loss)             0.03         (0.01)          0.05         (0.01)           --^^        0.04
       Net realized and unrealized
         gain (loss)                            2.30          0.81           1.11         (1.27)        (1.65)        (3.88)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Total from investment operations           2.33          0.80           1.16         (1.28)        (1.65)        (3.84)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Less distributions from:
       Net investment income                      --            --             --            --            --         (0.05)
       Net realized capital gain                  --            --             --            --         (0.29)        (3.80)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Total distributions                          --            --             --            --         (0.29)        (3.85)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Net asset value, end
       of period                          $    11.20    $     8.87     $     8.07    $     6.91    $     8.19    $    10.13
                                          ==========    ==========     ==========    ==========    ==========    ==========
     Total Return                              26.27%         9.91%         16.79%       (15.63)%      (16.26)%      (25.83)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of
       period (thousands)                 $      401    $      474     $      432    $      352    $    3,835    $    3,943
     Ratio of expenses to
       average net assets                       1.25%         1.25%**        1.34%         1.29%         1.29%         1.39%
     Ratio of net investment income
       (loss) to average net assets             0.34%        (0.16)%**       0.57%        (0.20)%        0.06%         0.30%
     Portfolio turnover rate                     113%           74%           180%           98%          112%           47%

                                                                                CLASS R
                                          ---------------------------------------------------------------------------------
                                             YEAR         PERIOD                                                   PERIOD
                                            ENDED         ENDED                  YEARS ENDED MAY 31,                ENDED
                                           MARCH 31,     MARCH 31,     --------------------------------------     MAY 31,
                                             2006          2005*          2004          2003          2002          2001^
                                          ----------    ----------     ----------    ----------    ----------    ----------
     HALLMARK INTERNATIONAL SMALL-CAP
       FUND

     Net asset value,
       beginning of period                $     7.53    $     8.47     $     7.53    $     7.95    $     7.32    $    10.00
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Income from investment
       operations
       Net investment income (loss)            (0.03)        (0.06)         (0.02)         0.05          0.01         (0.08)
       Net realized and unrealized
         gain (loss)                            1.60          0.59           1.26         (0.47)         0.62         (2.60)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Total from investment operations           1.57          0.53           1.24         (0.42)         0.63         (2.68)
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Less distributions from:
       Net realized capital gain               (3.00)        (1.47)         (0.30)           --            --            --
       Return of capital                       (1.32)           --             --            --            --            --
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Total distribution                        (4.32)           --             --            --            --            --
                                          ----------    ----------     ----------    ----------    ----------    ----------
     Net asset value, end of period       $     4.78    $     7.53     $     8.47    $     7.53    $     7.95    $     7.32
                                          ==========    ==========     ==========    ==========    ==========    ==========
     Total Return                              28.91%         5.85%         16.13%        (5.28)%        8.61%       (26.80)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of
       period (thousands)                 $      245    $      340     $    1,550    $      883    $      194    $      179
     Ratio of expenses
       to average net assets                    1.80%         1.83%**        1.83%+++      1.80%         1.81%         1.80%**
     Ratio of net investment income
       (loss) to average net assets            (0.51)%       (0.25)%**      (0.02)%        1.74%         0.12%        (1.09)%**
     Portfolio turnover rate                     129%          252%           360%          141%          155%          164%

                                                                                          CLASS I
                                                 -------------------------------------------------------------------------------
                                                    YEAR        PERIOD                                                  PERIOD
                                                   ENDED         ENDED                 YEARS ENDED MAY 31,               ENDED
                                                  MARCH 31,    MARCH 31,     ---------------------------------------    MAY 31,
                                                    2006         2005*          2004            2003         2002        2001^
                                                 ----------   ----------     ----------      ----------   ----------  ----------
     HALLMARK INTERNATIONAL SMALL-CAP FUND

     Net asset value, beginning of period        $     7.70   $     8.57     $     7.57      $     7.95   $     7.28  $    10.00
                                                 ----------   ----------     ----------      ----------   ----------  ----------
     Income from investment operations
       Net investment income (loss)                    0.01         0.03           0.01            0.05         0.05       (0.04)
       Net realized and unrealized gain (loss)         1.60         0.57           1.29           (0.43)        0.62       (2.68)
                                                 ----------   ----------     ----------      ----------   ----------  ----------
     Total from investment operations                  1.61         0.60           1.30           (0.38)        0.67       (2.72)
                                                 ----------   ----------     ----------      ----------   ----------  ----------
     Less distributions from:
       Net realized capital gain                      (3.00)       (1.47)         (0.30)             --           --          --
       Return of capital                              (1.32)          --             --              --           --          --
                                                 ----------   ----------     ----------      ----------   ----------  ----------
     Total distribution                               (4.32)          --             --              --           --          --
                                                 ----------   ----------     ----------      ----------   ----------  ----------
     Net asset value, end of period              $     4.99   $     7.70     $     8.57      $     7.57   $     7.95  $     7.28
                                                 ==========   ==========     ==========      ==========   ==========  ==========
     Total Return                                     29.14%        6.67%         16.85%          (4.78)%       9.20%     (27.20)%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (thousands)        $      122   $      207     $      340      $      166   $      175  $      148
     Ratio of expenses to average net assets           1.26%        1.28%**        1.27%+++        1.25%        1.26%       1.25%**
     Ratio of net investment income (loss) to
       average net assets                              0.14%        0.30%**        0.48%           0.70%        0.68%      (0.56)%**
     Portfolio turnover rate                            129%         252%           360%            141%         155%        164%

                                                                                      CLASS R
                                                 --------------------------------------------------------------------------------
                                                    YEAR        PERIOD
                                                   ENDED         ENDED                        YEARS ENDED MAY 31,
                                                  MARCH 31,    MARCH 31,     ----------------------------------------------------
                                                    2006         2005*          2004           2003          2002         2001
                                                 ----------   ----------     ----------     ----------    ----------   ----------
    HALLMARK LARGE-CAP GROWTH FUND

    Net asset value, beginning of period         $     8.93   $     9.01     $     7.60     $     8.38    $    11.06   $    17.32
                                                 ----------   ----------     ----------     ----------    ----------   ----------
    Income from investment operations
      Net investment (loss) income                     0.02         0.03             --^^           --^^       (0.05)       (0.10)
      Net realized and unrealized gain (loss)          0.60        (0.11)          1.41          (0.78)        (2.63)       (2.09)
                                                 ----------   ----------     ----------     ----------    ----------   ----------
    Total from investment operations                   0.62        (0.08)          1.41          (0.78)        (2.68)       (2.19)
                                                 ----------   ----------     ----------     ----------    ----------   ----------
    Less distributions from:
      Net investment income                           (0.08)          --             --             --            --        (0.05)
      Net realized capital gain                          --           --             --             --            --        (4.02)
                                                 ----------   ----------     ----------     ----------    ----------   ----------
    Total distribution                                (0.08)          --             --             --            --        (4.07)
                                                 ----------   ----------     ----------     ----------    ----------   ----------
    Net asset value, end of period               $     9.47   $     8.93     $     9.01     $     7.60    $     8.38   $    11.06
                                                 ==========   ==========     ==========     ==========    ==========   ==========
    Total Return                                       6.96%       (0.89)%        18.55%         (9.31)%      (24.23)%     (14.10)%

    RATIOS/SUPPLEMENTAL DATA

    Net assets end of period (thousands)         $    1,250   $    2,269     $    2,452     $    2,193    $    2,790   $    3,697
    Ratio of expenses to average net assets            1.46%        1.45%**        1.45%          1.45%         1.46%        1.48%
    Ratio of net investment income (loss) to
      average net assets                               0.20%        0.47%**          --%++       (0.06)%       (0.53)%      (0.78)%
    Portfolio turnover rate                              63%          44%            58%            63%           99%         158%

                                                                              CLASS I
                                                 -------------------------------------------------------------------------------
                                                    YEAR        PERIOD
                                                    ENDED        ENDED                     YEARS ENDED MAY 31,
                                                  MARCH 31,    MARCH 31,     ---------------------------------------------------
                                                    2006         2005*          2004         2003         2002           2001
                                                 ----------   ----------     ----------   ----------   ----------     ----------
    HALLMARK LARGE-CAP GROWTH FUND

    Net asset value, beginning of period         $     3.26   $     3.29     $     2.77   $     3.03   $     3.98     $     9.06
                                                 ----------   ----------     ----------   ----------   ----------     ----------
    Income from investment operations
      Net investment income (loss)                     0.03         0.04           0.01         0.01           --^^        (0.05)
      Net realized and unrealized gain (loss)          0.22        (0.06)          0.51        (0.27)       (0.95)         (0.94)
                                                 ----------   ----------     ----------   ----------   ----------     ----------
    Total from investment operations                   0.25        (0.02)          0.52        (0.26)       (0.95)         (0.99)
                                                 ----------   ----------     ----------   ----------   ----------     ----------
    Less distributions from:
      Net investment income                           (0.03)       (0.01)            --^^         --           --          (0.07)
      Net realized capital gain                          --           --             --           --           --          (4.02)
                                                 ----------   ----------     ----------   ----------   ----------     ----------
    Total distribution                                (0.03)       (0.01)            --^^         --           --          (4.09)
                                                 ----------   ----------     ----------   ----------   ----------     ----------
    Net asset value, end of period               $     3.48   $     3.26     $     3.29   $     2.77   $     3.03     $     3.98
                                                 ==========   ==========     ==========   ==========   ==========     ==========
    Total Return                                       7.67%       (0.62)%        18.95%       (8.58)%     (23.87)%       (13.59)%

    RATIOS/SUPPLEMENTAL DATA

    Net assets end of period (thousands)         $      903   $    1,576     $    2,932   $    1,021   $    1,374     $    1,111
    Ratio of expenses to average net assets            0.90%        0.90%**        0.90%        0.90%        0.91%          0.93%
    Ratio of net investment income (loss) to
      average net assets                               0.75%        0.99%**        0.58%        0.50%        0.05%         (0.21)%
    Portfolio turnover rate                              63%          44%            58%          63%          99%           158%

                                                                                                                CLASS R
                                                                                                        -----------------------
                                                                                                           YEAR        PERIOD
                                                                                                          ENDED        ENDED
                                                                                                         MARCH 31,    MARCH 31,
                                                                                                           2006        2005***
                                                                                                        ----------   ----------
    HALLMARK MID-CAP GROWTH FUND

    Net asset value, beginning of period                                                                $    14.13   $    14.01
                                                                                                        ----------   ----------
    Income from investment operations
      Net investment loss                                                                                    (0.11)       (0.01)
      Net realized and unrealized gain (loss)                                                                 1.93         0.13
                                                                                                        ----------   ----------
    Total from investment operations                                                                          1.82         0.12
                                                                                                        ----------   ----------
    Less distributions from:
      Net realized capital gain                                                                              (2.01)          --
      Return of capital                                                                                      (2.21)          --
                                                                                                        ----------   ----------
    Total distribution                                                                                       (4.22)          --
                                                                                                        ----------   ----------
    Net asset value, end of period                                                                      $    11.73   $    14.13
                                                                                                        ==========   ==========
    Total Return                                                                                             15.30%        0.86%

    RATIOS/SUPPLEMENTAL DATA

    Net assets end of period (thousands)                                                                $      353   $       63
    Ratio of expenses to average net assets                                                                   1.50%        1.46%**
    Ratio of net investment loss to average net
      assets                                                                                                 (0.80)%      (0.80)%**
    Portfolio turnover rate                                                                                     68%          43%

                                                                                    CLASS I##
                                                 ------------------------------------------------------------------------------
                                                    YEAR        PERIOD
                                                   ENDED         ENDED                      YEARS ENDED APRIL 30,
                                                  MARCH 31,    MARCH 31,     --------------------------------------------------
                                                    2006         2005#          2004          2003         2002         2001
                                                 ----------   ----------     ----------    ----------   ----------   ----------
    HALLMARK MID-CAP GROWTH FUND

    Net asset value, beginning of period         $    14.07   $    13.07     $    10.12    $    12.14   $    13.23   $    14.37
                                                 ----------   ----------     ----------    ----------   ----------   ----------
    Income from investment operations
      Net investment loss                             (0.04)       (0.08)         (0.09)        (0.08)       (0.08)       (0.09)
      Net realized and unrealized gain (loss)          1.92         1.21           3.04         (1.94)       (0.46)        1.25
                                                 ----------   ----------     ----------    ----------   ----------   ----------
    Total from investment operations                   1.88         1.13           2.95         (2.02)       (0.54)        1.16
                                                 ----------   ----------     ----------    ----------   ----------   ----------
    Less distributions from:
      Net realized capital gain                       (2.01)       (0.13)            --            --        (0.55)       (2.30)
      Return of capital                               (2.21)          --             --            --           --           --
                                                 ----------   ----------     ----------    ----------   ----------   ----------
    Total distribution                                (4.22)          --             --            --           --           --
                                                 ----------   ----------     ----------    ----------   ----------   ----------
    Net asset value, end of period               $    11.73   $    14.07     $    13.07    $    10.12   $    12.14   $    13.23
                                                 ==========   ==========     ==========    ==========   ==========   ==========
    Total Return                                      15.86%        8.63%         29.15%       (16.64)%      (3.99)%       7.13%

    RATIOS/SUPPLEMENTAL DATA

    Net assets end of period (thousands)         $   16,073   $   16,063     $   15,480    $   11,361   $   12,653   $   11,453
    Ratio of expenses to average net assets
    Before expense reimbursement                        N/A         1.73%**        2.05%         2.31%        2.14%        2.17%
    After expense reimbursement                        1.00%        1.27%**        1.40%         1.40%        1.40%        1.40%
    Ratio of net investment income (loss) to
      average net assets                              (0.33)%      (0.61)%**      (0.74)%       (0.80)%      (0.73)%      (0.72)%
    Portfolio turnover rate                              68%          43%            46%           37%          63%          90%

                                                                                      CLASS R
                                                 -------------------------------------------------------------------------------
                                                    YEAR        PERIOD
                                                   ENDED         ENDED                       YEARS ENDED MAY 31,
                                                  MARCH 31,    MARCH 31,     ---------------------------------------------------
                                                    2006         2005*          2004          2003          2002         2001
                                                 ----------   ----------     ----------    ----------    ----------   ----------
    HALLMARK SMALL-CAP GROWTH FUND

    Net asset value, beginning of period         $    35.58   $    34.45     $    26.46    $    30.85    $    38.01   $    45.89
                                                 ----------   ----------     ----------    ----------    ----------   ----------
    Income from investment operations
      Net investment loss                             (0.59)       (0.53)         (0.51)        (0.37)        (0.46)       (0.28)
      Net realized and unrealized gain (loss)         10.58         1.66           8.50         (4.02)        (6.70)       (6.94)
                                                 ----------   ----------     ----------    ----------    ----------   ----------
    Total from investment operations                   9.99         1.13           7.99         (4.39)        (7.16)       (7.22)
                                                 ----------   ----------     ----------    ----------    ----------   ----------
    Less distributions from net realized gains           --           --             --            --            --        (0.66)
                                                 ----------   ----------     ----------    ----------    ----------   ----------
    Net asset value, end of period               $    45.57   $    35.58     $    34.45    $    26.46    $    30.85   $    38.01
                                                 ==========   ==========     ==========    ==========    ==========   ==========
    Total Return                                      28.08%        3.28%         30.20%       (14.23)%      (18.84)%     (15.74)%

    RATIOS/SUPPLEMENTAL DATA

    Net assets end of period (thousands)         $   32,129   $   32,770     $   47,449    $   39,980    $   54,139   $   66,028
    Ratio of expenses to average net assets            1.55%        1.55%**        1.55%         1.55%         1.56%        1.55%
    Ratio of net investment (loss)to average
      net assets                                      (1.49)%      (1.49)%**      (1.50)%       (1.47)%       (1.36)%      (0.83)%
    Portfolio turnover rate                              15%          10%            24%           14%           25%          15%

                                                                                     CLASS I
                                                 -----------------------------------------------------------------------------
                                                    YEAR        PERIOD
                                                   ENDED         ENDED                      YEARS ENDED MAY 31,
                                                  MARCH 31,    MARCH 31,     -------------------------------------------------
                                                    2006         2005*          2004         2003         2002         2001
                                                 ----------   ----------     ----------   ----------   ----------   ----------
    HALLMARK SMALL-CAP GROWTH FUND

    Net asset value, beginning of period         $    22.40   $    21.62     $    16.51   $    19.14   $    23.46   $    28.49
                                                 ----------   ----------     ----------   ----------   ----------   ----------
    Income from investment operations
      Net investment loss                             (0.24)       (0.24)         (0.20)       (0.13)       (0.18)       (0.05)
      Net realized and unrealized gain (loss)          6.68         1.02           5.31        (2.50)       (4.14)       (4.32)
                                                 ----------   ----------     ----------   ----------   ----------   ----------
    Total from investment operations                   6.44         0.78           5.11        (2.63)       (4.32)       (4.37)
                                                 ----------   ----------     ----------   ----------   ----------   ----------
    Less distributions from net realized capital
      gain                                               --           --             --           --           --        (0.66)
                                                 ----------   ----------     ----------   ----------   ----------   ----------
    Net asset value, end of period               $    28.84   $    22.40     $    21.62   $    16.51   $    19.14   $    23.46
                                                 ==========   ==========     ==========   ==========   ==========   ==========
    Total Return                                      28.75%        3.61%         30.95%      (13.74)%     (18.41)%     (15.35)%

    RATIOS/SUPPLEMENTAL DATA

    Net assets end of period (thousands)         $   18,905   $   16,743     $   20,960   $   15,416   $   17,312   $   21,413
    Ratio of expenses to average net assets            1.00%        1.00%**        1.00%        1.00%        1.01%        1.00%
    Ratio of net investment loss to average net       (0.94)%      (0.93)%**      (0.95)%      (0.92)%      (0.80)%      (0.30)%
      assets
    Portfolio turnover rate                              15%          10%            24%          14%          25%          15%

                                                                                    CLASS R
                                                 ----------------------------------------------------------------------------
                                                    YEAR        PERIOD
                                                   ENDED         ENDED                     YEARS ENDED MAY 31,
                                                  MARCH 31,    MARCH 31,    -------------------------------------------------
                                                    2006         2005*         2004         2003         2002         2001
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    HALLMARK STRATEGIC GROWTH FUND

    Net asset value, beginning of period         $     7.63   $     7.37    $     6.43   $     6.82   $     9.50   $    11.59
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    Income from investment operations
      Net investment income (loss)                    (0.02)        0.01         (0.02)       (0.02)       (0.05)       (0.01)
      Net realized and unrealized gain (loss)          0.73         0.25          0.96        (0.37)       (2.63)       (2.08)
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    Total from investment operations                   0.71         0.26          0.94        (0.39)       (2.68)       (2.09)
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    Less distributions from net investment income     (0.16)          --            --           --           --           --
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    Net asset value, end of period               $     8.18   $     7.63    $     7.37   $     6.43   $     6.82   $     9.50
                                                 ==========   ==========    ==========   ==========   ==========   ==========
    Total Return                                       8.42%        3.53%        14.62%       (5.72)%     (28.21)%     (18.03)%

    RATIOS/SUPPLEMENTAL DATA

    Net assets end of period (thousands)         $      498   $    1,010    $      977   $      885   $    1,023   $    1,442
    Ratio of expenses to average net assets
      (without reimbursement)                          1.50%        1.45%**       1.47%        1.46%        1.46%        1.46%
    Ratio of net investment income (loss) to
      average net assets                              (0.17)%       0.12%**      (0.23)%      (0.25)%      (0.65)%      (0.10)%
    Portfolio turnover rate                              28%          21%           14%           6%          14%          12%

                                                                                    CLASS I
                                                 ----------------------------------------------------------------------------
                                                    YEAR        PERIOD
                                                   ENDED         ENDED                     YEARS ENDED MAY 31,
                                                  MARCH 31,    MARCH 31,    -------------------------------------------------
                                                    2006         2005*         2004         2003         2002         2001
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    HALLMARK STRATEGIC GROWTH FUND

    Net asset value, beginning of period         $     7.80   $     7.52    $     6.53   $     6.89   $     9.57   $    11.64
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    Income from investment operations
      Net investment income (loss)                     0.03         0.05          0.04         0.02           --^^       0.05
      Net realized and unrealized gain (loss)          0.66         0.25          0.97        (0.38)       (2.66)       (2.09)
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    Total from investment operations                   0.69         0.30          1.01        (0.36)       (2.66)       (2.04)
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    Less distribution from net investment income      (0.09)       (0.02)        (0.02)          --        (0.02)       (0.03)
                                                 ----------   ----------    ----------   ----------   ----------   ----------
    Net asset value, end of period               $     8.40   $     7.80    $     7.52   $     6.53   $     6.89   $     9.57
                                                 ==========   ==========    ==========   ==========   ==========   ==========
    Total Return                                       8.91%        3.98%        15.36%       (5.22)%     (27.82)%     (17.59)%

    RATIOS/SUPPLEMENTAL DATA

    Net assets end of period (thousands)         $      338   $    3,011    $    3,207   $    3,276   $    4,807   $    8,402
    Ratio of expenses to average net assets
      (with reimbursement)                               --           --            --           --           --         0.86%
    Ratio of expenses to average net assets
      (without reimbursement)                          0.91%        0.90%**       0.92%        0.91%        0.91%        0.91%
    Ratio of net investment income (loss) to
      average net assets                               0.34%        0.67%**       0.32%        0.29%       (0.10)%       0.48%
    Portfolio turnover rate                              28%          21%           14%           6%          14%          12%

----------
*    For the period from June 1, 2004 to March 31, 2005 (Note 1).

**   Annualized.

*** For the period from January 10, 2005 (Commencement of Class R Operations) to September 30, 2005.

++   Amount rounds to less than 0.005%.

+++ The ratios of expenses to average net assets for Hallmark International Small-Cap Fund in the financial highlights for the year ended May 31, 2004 have been restated from 2.05% to 1.83% for the Class R shares and from 1.49% to 1.27% for the Class I shares in order to correct for an error in the calculation.

^    From August 1, 2000 (Commencement of Operations) to May 31, 2001.

^^   Amount rounds to less than $0.005 per share.

#    For the period from May 1, 2004 to September 30, 2005 (Note 1).

## The financial information shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005.

(7)  OTHER MATTERS

     Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

(8)  SUBSEQUENT EVENT

     Subsequent to the period covered by these financial statements, the Board of Trustees approved the replacement, effective June 1, 2006, of Steinberg Global Asset Management, Ltd. as sub-adviser of the Hallmark Large-Cap Growth Fund and the Hallmark Strategic Growth Fund with Cambridge Financial Group, Inc. Pursuant to a Sub-Investment Management Agreement, for services rendered with regard to those funds, the Adviser shall pay Cambridge Financial Group, Inc., at the end of each calendar quarter, a fee equal to 0.30% (annualized) of the average daily net assets of the Fund during that calendar quarter.

(9)  DISTRIBUTIONS TO SHAREHOLDERS

     For the year ended March 31, 2006, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets were:

                                                            ORDINARY     LONG-TERM     RETURN OF       TOTAL
          FUND                                               INCOME    CAPITAL GAIN     CAPITAL    DISTRIBUTIONS
          ----                                             ---------   ------------    ---------   --------------
          Hallmark Capital Appreciation Fund               $   2,822             --           --   $       2,822
          Hallmark Informed Investors Growth Fund             10,694             --           --          10,694
          Hallmark International Small-Cap Fund              119,713         86,808       90,993         297,514
          Hallmark Large-Cap Growth Fund                      28,434             --           --          28,434
          Hallmark Mid-Cap Growth Fund                            --      2,231,932    2,468,069       4,700,001
          Hallmark Strategic Growth Fund                      17,759             --           --          17,759

     For the year ended March31, 2005, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets were:

                                                            ORDINARY     LONG-TERM     RETURN OF       TOTAL
          FUND                                               INCOME    CAPITAL GAIN     CAPITAL    DISTRIBUTIONS
          ----                                             ---------   ------------    ---------   --------------
          Hallmark International Small-Cap Fund             $ 81,514   $     33,561           --   $      115,075
          Hallmark Large-Cap Growth Fund                      11,863             --           --           11,863
          Hallmark Mid-Cap Growth Fund                            --        144,777           --          144,777
          Hallmark Strategic Growth Fund                       8,469             --           --            8,469

     At March 31, 2006, the components of accumulated earnings on a tax basis were as follows:

                                                                   UNDISTRIBUTED    ACCUMULATED      UNREALIZED
                                                                     ORDINARY      CAPITAL GAINS    APPRECIATION
          FUNDS                                                       INCOME         (LOSSES)      (DEPRECIATION)
          -----                                                    -------------   -------------   --------------
          Hallmark Capital Appreciation Fund                       $          --   $  (6,289,539)  $      107,904
          Hallmark Informed Investors Growth Fund                             --      (7,131,991)         598,861
          Hallmark International Equity Fund                                  --      (2,468,467)         338,510
          Hallmark International Small-Cap Fund                               --              --           93,656
          Hallmark Large-Cap Growth Fund                                   8,212      (1,877,180)          98,676
          Hallmark Mid-Cap Growth Fund                                        --              --        3,375,631
          Hallmark Small-Cap Growth Fund                                      --     (21,896,785)      14,444,407
          Hallmark Strategic Growth Fund                                   4,036      (3,654,487)         (50,299)

     The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales and investments in partnerships.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Hallmark Equity Series Trust:

We have audited the accompanying statements of assets and liabilities of Hallmark Capital Appreciation Fund, Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Mid-Cap Growth Fund, Hallmark Small-Cap Growth Fund and Hallmark Strategic Growth Fund of Hallmark Equity Series Trust (the Funds), including the schedules of investments, as of March 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and the financial highlights for the period ended March 31, 2005 and the financial highlights for each of the years in the four-year period ended May 31, 2004 were audited by other independent registered public accounting firms whose reports dated May 31, 2005 and June 9, 2004 expressed an unqualified opinion on those statements and the financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2006, the results of their operations, changes in their net assets, and the financial highlights for year then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

New York, New York
May 26, 2006

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at October 1, 2005 and held for the entire six-month period ending March 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                               OCTOBER 1, 2005           MARCH 31, 2006     EXPENSES PAID DURING PERIOD*
                                           -----------------------   --------------------   ----------------------------
CAPITAL APPRECIATION CLASS R
Actual                                          $  1,000.00              $   1,028.77                 $  7.23
Hypothetical                                    $  1,000.00              $   1,017.34                 $  7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CAPITAL APPRECIATION CLASS I
Actual                                          $  1,000.00              $   1,030.82                 $  4.49
Hypothetical                                    $  1,000.00              $   1,020.22                 $  4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INFORMED INVESTORS GROWTH CLASS R
Actual                                          $  1,000.00              $   1,083.52                 $  7.78
Hypothetical                                    $  1,000.00              $   1,016.76                 $  8.17

* Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INFORMED INVESTORS GROWTH CLASS I
Actual                                          $  1,000.00              $   1,087.26                 $  5.04
Hypothetical                                    $  1,000.00              $   1,019.64                 $  5.29

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERNATIONAL EQUITY CLASS R
Actual                                          $  1,000.00              $   1,128.95                 $  8.98
Hypothetical                                    $  1,000.00              $   1,015.51                 $  9.42

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                               OCTOBER 1, 2005          MARCH 31, 2006      EXPENSES PAID DURING PERIOD*
                                           -----------------------   --------------------   ----------------------------
INTERNATIONAL EQUITY CLASS I
Actual                                          $  1,000.00              $   1,132.09                 $  6.23
Hypothetical                                    $  1,000.00              $   1,018.39                 $  6.54

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERNATIONAL SMALL-CAP CLASS R
Actual                                          $  1,000.00              $   1,142.11                 $  8.98
Hypothetical                                    $  1,000.00              $   1,015.51                 $  9.42

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERNATIONAL SMALL-CAP CLASS I
Actual                                          $  1,000.00              $   1,138.27                 $  6.28
Hypothetical                                    $  1,000.00              $   1,018.33                 $  6.60

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LARGE-CAP GROWTH CLASS R
Actual                                          $  1,000.00              $   1,034.70                 $  7.18
Hypothetical                                    $  1,000.00              $   1,017.39                 $  7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LARGE-CAP GROWTH CLASS I
Actual                                          $  1,000.00              $   1,038.24                 $  4.49
Hypothetical                                    $  1,000.00              $   1,020.22                 $  4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MID-CAP GROWTH CLASS R
Actual                                          $  1,000.00              $   1,076.29                 $  7.48
Hypothetical                                    $  1,000.00              $   1,017.08                 $  7.85

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MID-CAP GROWTH CLASS I
Actual                                          $  1,000.00              $   1,079.08                 $  4.99
Hypothetical                                    $  1,000.00              $   1,019.69                 $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SMALL-CAP GROWTH CLASS R
Actual                                          $  1,000.00              $   1,140.02                 $  7.73
Hypothetical                                    $  1,000.00              $   1,016.81                 $  8.12

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SMALL-CAP GROWTH CLASS I
Actual                                          $  1,000.00              $   1,143.36                 $  4.99
Hypothetical                                    $  1,000.00              $   1,019.69                 $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                               OCTOBER 1, 2005          MARCH 31, 2006      EXPENSES PAID DURING PERIOD*
                                           -----------------------   --------------------   ----------------------------
STRATEGIC GROWTH CLASS R
Actual                                          $  1,000.00              $   1,041.98                 $  7.48
Hypothetical                                    $  1,000.00              $   1,017.08                 $  7.85

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STRATEGIC GROWTH CLASS I
Actual                                          $  1,000.00              $   1,044.43                 $  4.54
Hypothetical                                    $  1,000.00              $   1,020.17                 $  4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                          HALLMARK EQUITY SERIES TRUST

CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed us that it was resigning as independent accountants for the Fund. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and March 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the period ended March 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the period ended March 31, 2005 and through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred. As part of its report dated May 31, 2005 filed as an exhibit to the Funds' Form N-SAR, PricewaterhouseCoopers, LLP advised management that management had not maintained effective internal control over the calculation and reporting of the Funds' "Financial Highlights" included in the annual report for the period ended March 31, 2005.

The Fund selected KPMG, LLP as its new auditors as of December 28, 2005.

The Funds provided PricewaterhouseCoopers LLP with a copy of these disclosures and have requested PricewaterhouseCoopers LLP to furnish the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's most recently filed N-SAR.

                          HALLMARK EQUITY SERIES TRUST

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 31 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                             POSITIONS WITH        TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              THE FUNDS       AND LENGTH OF SERVICE  THE LAST FIVE YEARS AND OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT+*            Chairman, Trustee,   Trustee since          President of Reserve Management Company,
Age: 68                    President and        inception              Inc. ("RMCI"), Director and Chairman/Chief
Hallmark Funds             Treasurer                                   Executive Officer of Reserve Management
1250 Broadway                                   President, Treasurer   Corporation ("RMC") and Chairman and
New York, NY 10001                              and Chief Financial    Director of Resrv Partners, Inc. ("RESRV")
                                                Officer since 2005     since 2000; Chairman and Director of
                                                                       Reserve International Liquidity Fund Ltd.
                                                                       since 1990. Co-founder of The Reserve Fund
                                                                       ("RF") in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

                             POSITIONS WITH        TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              THE FUNDS       AND LENGTH OF SERVICE  THE LAST FIVE YEARS AND OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.          Trustee              Trustee of all Trusts  Retired. President, Premier Resources, Inc.
Age: 75                                         since inception        (meeting management firm) since 1987.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS       Trustee              Trustee of all         Retired since 1999; Chief Operating Officer
Age: 59                                         Trusts since 1999      of The Bear Stearns Companies, Inc. from
286 Gregory Road                                                       1979 to 1999, Director of Stage Stores,
Franklin Lakes, NJ 07417                                               Inc. (retailing) since 2004.

OFFICERS WHO ARE NOT TRUSTEES

                             POSITIONS WITH        TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              THE FUNDS       AND LENGTH OF SERVICE  THE LAST FIVE YEARS AND OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II+          Co-Chief Executive   Assistant Treasurer    Senior Vice President, Secretary and
Age: 40                    Officer, Senior      since 2000; Co-Chief   Assistant Treasurer of RMCI; Senior Vice
Hallmark Funds             Vice President and   Executive Officer      President, Secretary and Assistant
1250 Broadway              Assistant Treasurer  and Senior Vice        Treasurer of RMC, and Secretary, Assistant
New York, NY 10001                              President Since 2005.  Treasurer and Director of RESRV since 2000;
                                                                       Vice President of RMC, RMCI and RESRV from
                                                                       1992 to 2000.Former Trustee of Trusts in
                                                                       the Reserve/Hallmark fund complex. Former
                                                                       President of the Trusts.

ARTHUR T. BENT III+        Co-Chief Executive   Senior Vice President  Chief Operating Officer, Treasurer, Senior
Age: 38                    Officer, Senior      and Assistant          Vice President and Assistant Secretary of
Hallmark Funds             Vice President and   Secretary since 2000;  RMCI; President, Treasurer and Assistant
1250 Broadway              Assistant Secretary  Co-Chief Executive     Secretary of RMC; Treasurer, Assistant
New York, NY 10001                              Officer since 2005.    Secretary and Director of RESRV since 2000;
                                                                       Vice President RMC, RMCI and RESRV from
                                                                       1997 to 2000. Former Treasurer and Chief
                                                                       Financial Officer of the Trusts.

PATRICK J. FARRELL         Chief Financial      Since 2006             Chief Financial Officer, Treasurer and
Age: 46                    Officer                                     Assistant Secretary MainStay Funds, Eclipse
Hallmark Funds                                                         Funds and MainStay VP Funds; Principal
1250 Broadway                                                          Financial Officer McMoran Funds; Managing
New York, NY 10001                                                     Director New York Life Investment
                                                                       Management from 2001 to 2005.

                             POSITIONS WITH        TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              THE FUNDS       AND LENGTH OF SERVICE  THE LAST FIVE YEARS AND OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
AMY W. BIZAR               Secretary and        Since 2003             Vice President and Senior Counsel, Banking
Age: 60                    General Counsel                             and Regulatory Affairs, GE Consumer Finance
Hallmark Funds                                                         - Americas, from 1998 to 2003.
1250 Broadway
New York, NY 10001

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUND AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.
** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.
+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

Effective May 12, 2005, Mr. Viklund resigned from the Board of Trustees of the Trust. This resignation was part of the Funds' efforts to comply with recently enacted rules by the Securities and Exchange Commission.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-888-823-2867.

                       FEDERAL TAX INFORMATION (UNAUDITED)

Each portfolio designates the following amounts distributed during the fiscal year ended March 31, 2006 respectively, if any, as capital gain dividends, dividends eligible for corporate dividends received deduction and/or qualified dividend income:

                                                                                                    % OF DIVIDENDS
                                                                                          % OF     ELIGIBLE FOR THE
                                                    ORDINARY               RETURN ON   QUALIFYING     DIVIDENDS
                                                     INCOME    LONG TERM    CAPITAL     DIVIDEND       RECEIVED
     FUND NAME                                        2006        2006        2006       INCOME       DEDUCTION
     ---------                                      --------   ---------   ---------   ----------  ----------------
     Hallmark Capital Appreciation Fund               2,822           --          --     100.00%       100.00%
     Hallmark Informed Investors Growth Fund         10,694           --          --     100.00%       100.00%
     Hallmark International Small-Cap Fund          119,713       86,808      90,993          0%            0%
     Hallmark Large-Cap Growth Fund                  28,434           --          --     100.00%       100.00%
     Hallmark Mid-Cap Growth Fund                        --    2,231,932   2,468,069          0%            0%
     Hallmark Strategic Growth Fund                  17,759           --          --     100.00%       100.00%

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available without charge upon request on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[HALLMARK FUNDS(SM) A RESERVE MANAGEMENT AFFILIATE LOGO]

1250 Broadway, New York, NY 10001-3701
888-823-2867

GENERAL INFORMATION AND BALANCE INFORMATION
888-823-2867 - www.hallmarkfunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

HALLMARK/ANNUAL 03/06

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to KPMG, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last fiscal year:

            2006
            ----
            $215,000

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the 2005 fiscal year:

            2006
            ----
            $180,000

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amount to KPMG, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last fiscal year:

            2006
            ----
            $48,000

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the preparation of tax returns, tax consultation, research and related items for the 2005 fiscal year:

            2005
            ----
            $45,000

(d) Not applicable.

(e) Before KPMG, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's former accountant PricewaterhouseCoopers, LLP for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the 2005 fiscal year.

            2005
            ----
            $0

(h)  Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, an audit of the financial statements disclosed that the Funds' procedures for preparing the "Financial Highlights" were not sufficiently detailed to detect and correct errors in certain underlying calculations.

These conditions have been corrected, and the Registrant's internal controls have been revised, subsequent to year-end.

ITEM 12.   EXHIBITS.

(a) (1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a) (2)     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Hallmark Equity Series Trust

By:         /s/ Bruce R. Bent II
            ------------------
            Name:  Bruce R. Bent II
            Title: Co-Chief Executive Officer (Principal Executive Officer)

By:         /s/ Arthur T. Bent III
            ------------------
            Name: Arthur T. Bent III
            Title: Co-Chief Executive Officer (Principal Executive Officer)

Date:  June 8, 2006


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:         /s/ Bruce R. Bent II
            ------------------
            Name:  Bruce R. Bent II
            Title: Co-Chief Executive Officer (Principal Executive Officer)

By:         /s/ Arthur T. Bent III
            --------------------
            Name: Arthur T. Bent III
            Title: Co-Chief Executive Officer (Principal Executive Officer)

By:         /s/ Patrick J. Farrell
            ----------------------
            Name:  Patrick J. Farrell
            Title: Chief Financial Officer (Principal Financial Officer)

Date:  June 8, 2006